   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2003.


                                                               FILE NO. 33-58041
                                                               FILE NO. 811-7257

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 14      /X/

                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 15              /X/


                                   ----------

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                          C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)
         Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:

    Richard W. Grant, Esquire              Thomas P. Lemke, Esquire
    Morgan, Lewis & Bockius LLP            Morgan, Lewis & Bockius LLP
    1701 Market Street                     1111 Pennsylvania Avenue, N.W.
    Philadelphia, Pennsylvania 19103       Washington, D.C. 20004

                                   ----------

        Title of Securities Being Registered Units of Beneficial Interest

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

        / / immediately upon filing pursuant to paragraph (b)

        / / on [date] pursuant to paragraph (b)

        / / 60 days after filing pursuant to paragraph (a)

        /X/ on January 30, 2004 pursuant to paragraph (a)(2) of Rule 485

        / / 75 days after filing pursuant to paragraph (a)(2)

================================================================================

                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                JANUARY 30, 2004

                             LONG DURATION BOND FUND
                           EXTENDED DURATION BOND FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                            INVESTMENT SUB-ADVISERS:
                                   [         ]

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the shares of the Long Duration Bond and Extended Duration Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

                                                                        PAGE
LONG DURATION BOND FUND                                                  XX

EXTENDED DURATION BOND FUND                                              XX

MORE INFORMATION ABOUT FUND INVESTMENTS                                  XX

INVESTMENT ADVISER AND SUB-ADVISERS                                      XX

PURCHASING AND SELLING FUND SHARES                                       XX

DIVIDENDS, DISTRIBUTIONS AND TAXES                                       XX

HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI INSTITUTIONAL INVESTMENTS TRUST                         BACK COVER

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes represented by some of the Funds is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

ELIGIBLE INVESTORS

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LONG DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                      Return characteristics similar to those of high-quality
                                      corporate bonds, with a duration range of 10-12 years

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Utilizing one or more sub-advisers that have fixed
                                      income expertise, invests in high quality U.S. fixed
                                      income securities and derivative securities

INVESTMENT STRATEGY

Under normal circumstances, the Long Duration Bond Fund will invest at least 80% of its net assets in fixed income securities. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. In addition, the Fund may invest in derivative securities, including interest rate swap agreements and treasury futures contracts, for non-speculative purposes. The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality.

The Fund uses one or more Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The Fund is expected to maintain a dollar-weighted average duration between ten and twelve years.

The Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Corporate fixed income securities are fixed income securities issued by private businesses.

Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.


Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

As of January 30, 2004, the Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                   CLASS A SHARES
---------------------------------------------------------------------------------
Investment Advisory Fees                                                0.30%
Distribution (12b-1) Fees                                               None
Other Expenses                                                          0.07%*
Total Annual Fund Operating Expenses                                    0.37%**

----------
*    Other expenses are based on estimated amounts for the current fiscal year.
**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the [Adviser and/or the Administrator] are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

     Long Duration Bond Fund - Class A Shares       0.23%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                 1 YEAR           3 YEARS
Long Duration Bond Fund - Class A Shares          $ 38             $ 119

EXTENDED DURATION BOND FUND

FUND SUMMARY

INVESTMENT GOAL:                      Return characteristics similar to those of high-quality
                                      corporate bonds, with a duration range of 23-25 years

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Utilizing one or more sub-advisers that have fixed
                                      income expertise, invests in high quality U.S. fixed
                                      income securities and derivative securities

INVESTMENT STRATEGY

Under normal circumstances, the Extended Duration Bond Fund will invest at least 80% of its net assets in fixed income securities. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. In addition, the Fund may invest in derivative securities, including interest rate swap agreements and treasury futures contracts, for non-speculative purposes. The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality.

The Fund uses one or more Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. The Fund is expected to maintain a dollar-weighted average duration between twenty-three and twenty-five years.

The Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Corporate fixed income securities are fixed income securities issued by private businesses.

Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.


Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

As of January 30, 2004, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                   CLASS A SHARES
---------------------------------------------------------------------------------
Investment Advisory Fees                                                0.30%
Distribution (12b-1) Fees                                               None
Other Expenses                                                          0.07%*
Total Annual Fund Operating Expenses                                    0.37%**

----------
*    Other expenses are based on estimated amounts for the current fiscal year.

**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the [Adviser and/or the Administrator] are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

     Extended Duration Bond Fund - Class A Shares             0.23%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and

"Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                       1 YEAR         3 YEARS
Extended Duration Bond Fund - Class A Shares            $ 38           $ 119

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2003, SIMC had approximately $XX.X billion in assets under management. For the fiscal year ended May 31, 2003, the Funds were not in operation. Each of the Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:

Long Duration Bond Fund               0.18%
Extended Duration Bond Fund           0.18%

SUB-ADVISERS AND PORTFOLIO MANAGERS

LONG DURATION BOND FUND:

SUB-ADVISER: [     ] serves as a Sub-Adviser to the Long Duration Bond Fund.

EXTENDED DURATION BOND FUND:

SUB-ADVISER: [     ] serves as a Sub-Adviser to the Extended Duration Bond Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

The Funds offer Class A Shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Eligible Investors (as defined above) may purchase Class A shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds promptly in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the Funds to pay dividends monthly.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets). It is not anticipated that a significant amount of the Fund's distributions will qualify for these reduced tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                       SEI INSTITUTIONAL INVESTMENTS TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 30, 2003 as amended January 30, 2004 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:

By Telephone: Call 1-800-DIAL-SEI

By Mail:      Write to the Funds at:
              1 Freedom Valley Drive
              Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC: You can obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-7257.

                       SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers


  [Sub-advisers for Long Duration and Extended Duration Bond Funds to be provided]

  Alliance Capital Management L.P.
  Analytic Investors, Inc.
  Aronson+Johnson+Ortiz, LP
  Artisan Partners Limited Partnership
  Barclays Global Fund Advisors
  BlackRock Advisors, Inc.
  The Boston Company Asset Management, LLC
  Capital Guardian Trust Company
  Citigroup Asset Management Limited
  David J. Greene and Company, LLC
  Delaware Management Company, a series of Delaware Management Business Trust Emerging Markets Management, L.L.C.
  Enhanced Investment Technologies, LLC
  Fischer Francis Trees & Watts, Inc. and its affiliates
  Fisher Investments, Inc.
  Franklin Portfolio Associates, LLC
  Goldman Sachs Asset Management, L.P.
  Lee Munder Investments, Ltd.
  LSV Asset Management
  Martingale Asset Management, L.P.
  Mazama Capital Management, Inc.
  McKinley Capital Management, Inc.
  Metropolitan West Asset Management LLC
  Montag & Caldwell, Inc.
  Morgan Stanley Investment Management Inc.
  Nicholas-Applegate Capital Management
  Nomura Corporate Research and Asset Management Inc.
  Peregrine Capital Management Inc.
  Prudential Investment Management, Inc.
  RS Investment Management, L.P.
  Sanford C. Bernstein & Co., LLC
  Security Capital Research & Management Incorporated
  Shenkman Capital Management, Inc.
  Transamerica Investment Management, LLC
  Wellington Management Company, LLP
  Wells Capital Management, Inc.
  Western Asset Management Company


     This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus relating to Class A Shares of the Large Cap Fund, Large Cap Growth Fund, Large Cap Value Fund, Large Cap Disciplined Equity Fund, Small/Mid Cap Equity Fund, Small Cap Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Bond Fund and International Fixed Income Fund, the Prospectus relating to Class A Shares of the Large Cap Index Fund, Large Cap Growth Index Fund and Large Cap Value Index Fund, and the Prospectus relating to Class T Shares of the Large Cap Fund and Small Cap Fund, each dated September 30, 2003 and the Prospectus relating to the Class A Shares of the Long Duration Bond Fund and the Extended Duration Bond Fund, dated January 30, 2004. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

     The Trust's financial statements for the fiscal year ended May 31, 2003,
including notes thereto and the report of [                      ] thereon,
are herein incorporated by reference from the Trust's 2003 Annual Report. A copy of the 2003 Annual Report must accompany the delivery of this Statement of Additional Information.

     September 30, 2003, as amended and supplemented January 30, 2004

                                TABLE OF CONTENTS


THE TRUST                                                                                    S-3
INVESTMENT OBJECTIVES AND POLICIES                                                           S-4
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS                                       S-12
  American Depositary Receipts ("ADRs")                                                     S-12
  Asset-Backed Securities                                                                   S-12
  Commercial Paper                                                                          S-13
  Construction Loans                                                                        S-13
  Equity-Linked Warrants                                                                    S-13
  Equity Securities                                                                         S-14
  Fixed Income Securities                                                                   S-15
  Foreign Securities                                                                        S-17
  Forward Foreign Currency Contracts                                                        S-17
  Futures and Options on Futures                                                            S-19
  Illiquid Securities                                                                       S-20
  Investment Companies                                                                      S-20
  Money Market Securities                                                                   S-21
  Mortgage-Backed Securities                                                                S-21
  Mortgage Dollar Rolls                                                                     S-23
  Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks           S-24
  Obligations of Supranational Agencies                                                     S-24
  Options                                                                                   S-24
  Privatizations                                                                            S-26
  Put Transactions                                                                          S-26
  Receipts                                                                                  S-26
  REITs                                                                                     S-27
  Repurchase Agreements                                                                     S-27
  Securities Lending                                                                        S-28
  Short Sales                                                                               S-28
  Swaps, Caps, Floors, Collars and Swaptions                                                S-29
  U.S. Government Securities                                                                S-30
  Variable and Floating Rate Instruments                                                    S-30
  When-Issued and Delayed Delivery Securities                                               S-31
  Yankee Obligations                                                                        S-31
  Zero Coupon Securities                                                                    S-31
INVESTMENT LIMITATIONS                                                                      S-32
THE ADMINISTRATOR AND TRANSFER AGENT                                                        S-35
THE ADVISER AND SUB-ADVISERS                                                                S-36
DISTRIBUTION AND SHAREHOLDER SERVICING                                                      S-42
TRUSTEES AND OFFICERS OF THE TRUST                                                          S-43
PROXY VOTING POLICIES AND PROCEDURES                                                        S-48
PERFORMANCE                                                                                 S-49
PURCHASE AND REDEMPTION OF SHARES                                                           S-51
TAXES                                                                                       S-52
FUND PORTFOLIO TRANSACTIONS                                                                 S-55
DESCRIPTION OF SHARES                                                                       S-59
LIMITATION OF TRUSTEES' LIABILITY                                                           S-59
CODE OF ETHICS                                                                              S-59
VOTING                                                                                      S-60
SHAREHOLDER LIABILITY                                                                       S-60
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                                         S-60
MASTER/FEEDER OPTION                                                                        S-63
CUSTODIAN                                                                                   S-63
EXPERTS                                                                                     S-63
LEGAL COUNSEL                                                                               S-63
APPENDIX A - DESCRIPTION OF RATINGS                                                         S-64



September 30, 2003, as amended and supplemented January 30, 2004

                                    THE TRUST

     SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Shareholders may purchase shares in certain funds through separate classes. Class A and Class T shares may be offered, which may provide for variations in transfer agent fees, shareholder service fees, dividends and certain voting rights. Except for such differences, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.


     This Statement of Additional Information relates to the following funds:
Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Small/Mid Cap Equity, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, International Equity, Large Cap Index, Large Cap Value Index, Large Cap Growth Index, Long Duration Bond and Extended Duration Bond Funds (each a "Fund" and, together, the "Funds").


     The Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

     Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

                       INVESTMENT OBJECTIVES AND POLICIES

     LARGE CAP FUND--The investment objective of the Large Cap Fund is long-term growth of capital and income.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and real estate investment trusts ("REITs"), when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

     LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in a diversified portfolio of high quality, income producing common stocks of large companies which, in the opinion of the Sub-Advisers, are undervalued in the marketplace at the time of purchase. In general, the Sub-Advisers characterize high quality securities as those that have above-average reinvestment rates. The Sub-Advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

     LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in equity securities of large companies which, in the opinion of the Sub-Advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality) or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

     LARGE CAP DISCIPLINED EQUITY FUND--The investment objective of the Large Cap Disciplined Equity Fund is capital appreciation.

     Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (the "S&P 500 Index") (currently between $387 million and $284 billion). The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities. The Fund may also may engage in short sales. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     SMALL/MID CAP EQUITY FUND--The investment objective of the Small/Mid Cap Equity Fund is long-term capital appreciation.

     Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (currently between $67 million and $3.6 billion). In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     SMALL CAP FUND--The investment objective of the Small Cap Fund is capital appreciation.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of larger companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

     INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide capital appreciation.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The equity securities that the Fund invests in may include equity-linked warrants. The Fund will invest primarily in equity securities of non-U.S. issuers located in at least three different countries. Any remaining assets will be invested in securities of emerging markets issuers, U.S. or non-U.S. cash reserves and money market instruments, as well as variable and floating rate securities. The Fund may also purchase illiquid securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency and swap contracts and lend its securities to qualified borrowers.

     Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets.

     EMERGING MARKETS EQUITY FUND--The Emerging Markets Equity Fund seeks to provide capital appreciation.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The equity securities that the Fund invests in may include equity-linked warrants. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's Sub-Advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced, sales made or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. Under normal market conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one country.

     The Fund may invest any remaining assets in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, of emerging market governments and companies, and may invest up to 5% of its total assets in securities that are rated below investment grade. Certain securities issued by governments of emerging market countries are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities.

     When in the Fund's Sub-Advisers' opinion there is an insufficient supply of suitable securities from emerging market issuers, the Fund may invest up to 20% of its total assets in the equity securities of non-emerging market companies contained in the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.

     Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets, and may be purchased in initial public offerings. The Fund may also purchase illiquid securities, including "special situation" securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified borrowers.

     The Fund's Sub-Advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Fund's Sub-Advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.


     LONG DURATION BOND FUND--The Long Duration Bond Fund seeks to provide investors with return characteristics similar to those of high-quality corporate bonds, with a duration range of 10-12 years.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund may invest in derivative securities, including interest rate swap agreements and treasury futures contracts, for non-speculative purposes. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between ten and twelve years.

     EXTENDED DURATION BOND FUND--The Extended Duration Bond Fund seeks to provide investors with return characteristics similar to those of high-quality corporate bonds, with a duration range of 23-25 years.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund invests primarily in fixed income securities issued by U.S. corporations. The Fund also may invest in other fixed income securities, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, asset-backed securities, mortgage-backed securities and collateralized mortgage-backed securities. The Fund may invest in derivative securities, including interest rate swap agreements and treasury futures contracts, for non-speculative purposes. In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

     The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality and, to a more limited extent, in fixed income securities rated in the fourth highest rating category by a major rating agency, or determined by a Sub-Adviser to be of equivalent quality. The Fund is expected to maintain a dollar-weighted average duration between twenty-three and twenty-five years.


     CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund invests primarily in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality). The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities and variable and floating rate securities. The Fund may invest not only in traditional fixed income securities, such as bonds and debentures, but in structured securities that make interest and principal payments based upon the performance of specified assets or indices. Structured securities include mortgage-backed securities, such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Fund may also invest in mortgage dollar roll transactions, construction loans, Yankee obligations, illiquid securities, shares of other investment companies, obligations of supranational agencies, swaps, including caps, floors, collars and swaptions, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

     The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the Sub-Advisers believe to be the average duration of the domestic bond market as a whole. The Sub-Advisers base their analysis of the average duration of the domestic bond market on bond market indices which they believe to be representative. The Sub-Advisers currently use the Lehman Aggregate Bond Index for this purpose.

     HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are below investment grade (I.E., rated below the top four rating categories by an NRSRO at the time of purchase, or, if not rated, determined to be of comparable quality by the Fund's Sub-Advisers). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Securities that are below investment grade are commonly referred to as "junk bonds," and generally entail increased credit and market risk. See "Lower Rated Securities" in "Description of Permitted Investments and Risk Factors" for additional information about "lower rated securities" or "junk bonds." The achievement of the Fund's investment

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objective may be more dependent on the Sub-Advisers' own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of the high yield securities that may be purchased and held by the Fund. These securities may have predominantly speculative characteristics or may be in default. Any remaining assets may be invested in equity, investment grade fixed income and money market securities that the Sub-Advisers believe are appropriate in light of the Fund's objective.

     The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may also invest in Yankee obligations, illiquid securities, shares of other investment companies and REITs, warrants, when-issued and delayed-delivery securities, zero coupon obligations, pay-in-kind and deferred payment securities. The Fund may also borrow money, enter into forward foreign currency contracts, and lend its securities to qualified borrowers. The Fund's Sub-Advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

     The Fund's Sub-Advisers will consider ratings, but will perform their own analyses and will not rely principally on ratings. The Fund's Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

     INTERNATIONAL FIXED INCOME FUND--The International Fixed Income Fund seeks to provide capital appreciation and current income.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States.

     The Fund may invest its remaining assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") and preferred stocks of U.S. and foreign issuers. The Fund also may engage in short selling against the box. The Fund may also invest in securities of companies located in and governments of emerging market countries. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Investments in emerging markets countries will not exceed 5% of the Fund's total assets at the time of purchase. Such investments entail risks different from investments in securities of companies and governments of more developed, stable nations.

     The Fund may acquire all types of fixed income securities issued by foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may invest in traditional fixed income securities such as bonds and debentures, and in structured securities that derive interest and principal payments from specified assets or indices. All such investments will be in investment grade securities denominated in various currencies, including the European Currency Unit. The Fund may also invest in illiquid securities, shares of other investment companies, obligations of supranational entities, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified borrowers. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the Sub-Advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

     There are no restrictions on the average maturity of the Fund or the maturity of any single instrument. Maturities may vary widely depending on the Fund's Sub-Advisers' assessment of interest rate trends and other economic and market factors.

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     The Fund is a non-diversified fund. Investment in a non-diversified company may entail greater risk than investment in a diversified company. The Fund's ability to focus its investments on a fewer number of issuers means that economic, political or regulatory developments affecting the Fund's investment securities could have a greater impact on the total value of the Fund than would be the case if the Fund were diversified among more issuers. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" for additional information.

     LARGE CAP INDEX FUND--The Large Cap Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization ("Russell 1000 Companies").

     The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks). The Fund will notify shareholders at least 60 days prior to any change to this policy. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Index.

     The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Index. The Fund's ability to duplicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

     The Fund's investment Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

     The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

     The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including exchange traded funds ("ETFs"), and lend its securities to qualified borrowers.

     LARGE CAP VALUE INDEX FUND--The Large Cap Value Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Value Index, which measures the performance of the Russell 1000 Companies with lower price-to-book ratios and lower forecasted growth values.

     The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Value Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have a lower price-to-book ratios and lower forecasted growth values. The Fund will notify shareholders at least 60 days prior to any change to this policy. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Value Index.

     The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Value Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Value Index. The Fund's ability to duplicate the performance of the Russell 1000 Value Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Value Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Value Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Value Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

     The Fund's investment Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Value Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

     The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Value Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

     The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including ETFs, and lend its securities to qualified borrowers.

     LARGE CAP GROWTH INDEX FUND--The Large Cap Growth Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Growth Index, which measures the performance of the Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

     The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Growth Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have higher price-to-book ratios and higher forecasted growth values. The Fund will notify shareholders at least 60 days prior to any change to this policy. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Growth Index.

     The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Growth Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Growth Index. The Fund's ability to duplicate the performance of the Russell 1000 Growth Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Growth Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Growth Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Growth Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

     The Fund's investment Sub-Adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Growth Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

     The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Growth Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

     The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including ETFs, and lend its securities to qualified borrowers.

     There can be no assurance that the Funds will achieve their respective investment objectives.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

     The following are descriptions of the permitted investments and investment practices discussed in Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Adviser or Sub-Adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

     AMERICAN DEPOSITARY RECEIPTS ("ADRs")--ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

     ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

     Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

     Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be limited secondary market for such securities.

     COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to 270 days.

     CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

     Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

     Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

     EQUITY-LINKED WARRANTS--Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant redeemed with the proceeds.

     Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

     There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but the Sub-Advisers can mitigate this by only purchasing from issuers with the highest credit rating). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

     EQUITY SECURITIES--Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

     WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

     FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

     Additional information regarding fixed income securities is described below:

     DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

     INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's Sub-Advisers. See "Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Sub-Adviser will review the situation and take appropriate action with regard to the security.

     LOWER RATED SECURITIES. Lower rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated "Baa" or "BBB" or lower by an NRSRO. Each Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. The High Yield Bond and Emerging Markets Equity Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

     Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Sub-Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

     Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

     GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

     PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

     LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

     TAXES. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

     FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

     A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


     In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.


     FORWARD FOREIGN CURRENCY CONTRACTS--A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


     A Fund may utilize forward currency contracts to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies ("Transaction Hedging") or to lock in the U.S. dollar value of portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

     Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when an Adviser or a Sub-Adviser, as applicable, reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.


     The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. In addition, a Fund may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked.

     Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the Investment Company Act of 1940, as amended (the "1940 Act").

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

     FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies: attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

     When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

     A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

     A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

     There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's or a Sub-Adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

     ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser or a Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser or a Sub-Adviser, as applicable, may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.


     INVESTMENT COMPANIES--Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trusts and the Adviser have obtained an order from the SEC that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act.

     Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

     Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur additional tax liability and be subject to special tax rules with respect to any investments in the stock of a foreign issuer that constitutes a "passive foreign investment company" under the Code.

     EXCHANGE TRADED FUNDS. Exchange Traded Funds (ETFs) are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

     MONEY MARKET SECURITIES--Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by the Adviser or a Sub-Adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see Appendix A to this SAI.

     MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

     GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the U.S. Government. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

     CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

     MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.


     To avoid senior security concerns, a Fund will cover any mortgage dollar roll as required by the 1940 Act.

     OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S.
BANKS--The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

     OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of Supranational entities may be purchased by the Core Fixed Income, International Fixed Income, Emerging Markets Equity and International Equity Funds. Currently, each Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

     OPTIONS--A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

     A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

     Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

     All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

     Each Fund may trade put and call options on securities, securities indices and currencies, as the Adviser or a Sub-Adviser, as applicable, determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

     The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.


     A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

     A Fund may write (I.E, sell) covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.


     A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

     The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

     Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

     PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

     PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Sub-Advisers believe present minimum credit risks, and the Fund's Sub-Advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A
Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

     The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

     RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and

"Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

     REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

     A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.


     REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser or Sub-Adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser or Sub-Adviser, as applicable, monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, as applicable, liquidity or other considerations so warrant.

     SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, Sub-Advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

     The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

     By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


     SHORT SALES--Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position as required by the 1940 Act.


     SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

     A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

     A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

     Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

     Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

     Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

     Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.


     A Fund will enter into swaps only with counterparties that the Adviser or Sub-Advisers believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover its position as required by the 1940 Act.


     U.S. GOVERNMENT SECURITIES--Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

     U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

     VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will "cover" its position as required by the 1940 Act. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.


     YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 (the "Securities Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

     The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

     ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

     To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

     The following investment limitations and the investment limitations in the Prospectus are fundamental policies of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, and International Equity Funds and may not be changed without shareholder approval.

     A Fund may not:

  1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the International Fixed Income Fund.

  2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3. Issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of a Fund's total assets, all borrowings shall be repaid before such Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of such Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets will not be considered borrowings or senior securities.

  4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
     (ii) enter into repurchase agreements; and (iii) lend its securities.

  5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

  8. Invest less than 65% of its assets in the types of securities described in its Prospectus.

     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.

     For purposes of the industry concentration limitation specified in the Prospectus, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES

     The following investment limitations are non-fundamental policies of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, and International Equity Funds and may be changed without shareholder approval.

     A Fund may not:

  1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

  2. Invest in companies for the purpose of exercising control.

  3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

FUNDAMENTAL POLICIES


     The following investment limitations are fundamental policies of the Large Cap Index, Large Cap Growth Index, Large Cap Value Index, Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds and may not be changed without shareholder approval.


     A Fund may not:

  1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.


  2. Purchase any securities which would cause more than 25% (25% or more for the Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds) of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


  3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
     (ii) enter into repurchase agreements; and (iii) lend its securities.

  5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
     (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.

     For purposes of the industry concentration limitation specified in the Statement of Additional Information, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv)governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES


     The following investment limitations are non-fundamental policies of the Large Cap Index, Large Cap Growth Index, Large Cap Value Index, Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds and may be changed without shareholder approval.


     A Fund may not:

  1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

  2. Invest in companies for the purpose of exercising control.

  3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

  4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities. This policy does not apply to the Large Cap Disciplined Equity and Small/Mid Cap Equity Funds.

                      THE ADMINISTRATOR AND TRANSFER AGENT

     GENERAL. SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

     ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.

     If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

     For the fiscal years ended May 31, 2001, 2002, and 2003, the following table shows (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator's voluntary fee waivers.


                                                                                           FEES WAIVED
                                                       FEES PAID (000)                   REIMBURSED (000)
                                               ------------------------------    ------------------------------
FUND                                             2001       2002       2003        2001       2002       2003
----                                           --------   --------   --------    --------   --------   --------
Large Cap Fund                                 $      0   $      0   $      0    $  1,669   $  1,559   $  1,380
Large Cap Value Fund                           $      0   $      0   $      0    $    137   $    178   $    184
Large Cap Growth Fund                          $      0   $      0   $      0    $    116   $    128   $    169
Small Cap Fund                                 $      0   $      0   $      0    $    418   $    562   $    490
International Equity Fund                      $      0   $      0   $      0    $    594   $    587   $    547
Emerging Markets Equity Fund                           *          *          *           *          *          *
Core Fixed Income Fund                         $      0   $      0   $      0    $  1,098   $  1,101   $  1,158
High Yield Bond Fund                                   *          *          *           *          *          *
International Fixed Income Fund                        *          *          *           *          *          *
Large Cap Index Fund                                   *  $      0** $      0           *   $      3** $     32
Large Cap Value Index Fund                             *          *          *          *           *          *
Large Cap Growth Index Fund                            *          *          *          *           *          *
Large Cap Disciplined Equity Fund                      *          *          *          *           *          *
Small/Mid Cap Equity Fund                              *          *          *          *           *          *
Long Duration Bond Fund                                *          *          *          *           *          *
Extended Duration Bond Fund                            *          *          *          *           *          *


----------
*    Not in operation during such period.
**   Commenced operations on April 1, 2002.

                        THE ADVISER AND THE SUB-ADVISERS


     GENERAL. SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than xx portfolios, with more than $xx.x billion in assets under management as of December 31, 2003.


     MANAGER OF MANAGERS STRUCTURE. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.

     Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers (the "Sub-Advisers"), monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets.

Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

     The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

     The continuance of each Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Advisers, or by the Adviser or Sub-Advisers on 90 days' written notice to the Trust.

     ADVISORY FEES. For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):


Large Cap Fund                                                              0.40%
Large Cap Value Fund                                                        0.35%
Large Cap Growth Fund                                                       0.40%
Small Cap Fund                                                              0.65%
International Equity Fund                                                   0.51%
Emerging Markets Equity Fund                                                1.05%
Core Fixed Income Fund                                                      0.30%
High Yield Bond Fund                                                        0.49%
International Fixed Income Fund                                             0.45%
Large Cap Index Fund                                                        0.17%
Large Cap Value Index Fund                                                  0.17%
Large Cap Growth Index Fund                                                 0.17%
Large Cap Disciplined Equity Fund                                           0.40%
Small/Mid Cap Equity Fund                                                   0.65%
Long Duration Bond Fund                                                     0.30%
Extended Duration Bond Fund                                                 0.30%


----------
     SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

     For the fiscal years ended May 31, 2001, 2002 and 2003, the following table shows (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers.


                                                 FEES PAID (000)                         FEE WAIVERS (000)
                                    ---------------------------------------   ---------------------------------------
FUND                                    2001          2002          2003          2001         2002          2003
----                                -----------   -----------   -----------   -----------   -----------   -----------
Large Cap Fund                      $     7,812   $     7,706   $     6,592   $     5,542   $     4,765   $     4,448
Large Cap Value Fund                $       621   $       845   $       942   $       355   $       402   $       347
Large Cap Growth Fund               $       528   $       666   $       866   $       402   $       361   $       488
Small Cap Fund                      $     4,224   $     5,966   $     5,136   $     1,216   $     1,337   $     1,234
International Equity Fund           $     4,402   $     4,497   $     3,922   $     1,658   $     1,487   $     1,603
Emerging Markets Equity Fund                   *             *             *             *             *             *
Core Fixed Income Fund              $     3,629   $     3,669   $     3,606   $     2,986   $     2,936   $     3,343
High Yield Bond Fund                           *             *             *             *             *             *
International Fixed Income Fund                *             *             *             *             *             *
Large Cap Index Fund                           *  $         2** $       110              *  $         9** $         0
Large Cap Value Index Fund                     *             *             *             *             *             *
Large Cap Growth Index Fund                    *             *             *             *             *             *
Large Cap Disciplined Equity Fund              *             *             *             *             *             *
Small/Mid Cap Equity Fund                      *             *             *             *             *             *
Long Duration Bond Fund                        *             *             *             *             *             *
Extended Duration Bond Fund                    *             *             *             *             *             *


----------
*    Not in operation during such period.
**   Commenced operations on April 1, 2002.

THE SUB-ADVISERS.


     [Sub-adviser information for the Long Duration Bond and Extended Duration Bond Funds to be provided]


     ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is a general partner. As of June 30, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.8% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Capital Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 55.2% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.7% in Alliance Capital.

     ANALYTIC INVESTORS, INC.--Analytic Investors, Inc. ("Analytic") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

     ARONSON+JOHNSON+ORTIZ, LP--Aronson+Johnson+Ortiz, LP ("AJO") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO.

     ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Artisan, a privately owned multidiscipline investment firm, was founded in 1994.

     BARCLAYS GLOBAL FUND ADVISORS--Barclays Global Fund Advisors ("BGFA") serves as the Sub-Adviser to the assets of the Large Cap Index, Large Cap Value Index, Large Cap Growth Index Funds and a portion of the assets of the Large Cap Disciplined Equity Fund. BGFA is a majority-owned indirect subsidiary of Barclays Bank PLC, which is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

     BLACKROCK ADVISORS, INC.--BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity, Small Cap and Core Fixed Income Funds. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. and an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc. BlackRock is a Delaware corporation.

     THE BOSTON COMPANY ASSET MANAGEMENT, LLC--The Boston Company Asset Management, LLC ("The Boston Company") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation.

     CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. CGTC is a wholly-owned subsidiary of The Capital Group and was founded in 1968.

     CITIGROUP ASSET MANAGEMENT LIMITED--Citigroup Asset Management Limited ("Citigroup") serves as a Sub-Adviser to the Emerging Markets Equity Fund. Citigroup was founded in 1998 and is a wholly-owned indirect subsidiary of Citigroup Inc. Citigroup Inc. is a publicly traded company on the New York Stock Exchange and is approximately 10% employee owned.

     DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("D.J. Greene") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. D.J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.

     DELAWARE MANAGEMENT COMPANY--Delaware Management Company, a series of Delaware Management Business Trust ("DMC") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Delaware Investments, which is the marketing name for DMC, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation.

     EMERGING MARKETS MANAGEMENT, L.L.C.--Emerging Markets Management, L.L.C. ("EMM") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy.

     ENHANCED INVESTMENT TECHNOLOGIES, LLC--Enhanced Investment Technologies, LLC ("INTECH") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. Janus Capital Group, Inc. owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987.

     FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES--Fischer Francis Trees & Watts, Inc. ("Fischer Francis"), a New York corporation and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as Sub-Adviser to the International Fixed Income Fund. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 19 employees and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis.

     FISHER INVESTMENTS, INC.--Fisher Investments, Inc. ("Fisher") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher and Sherrilyn Fisher each have more than 25% but less than 50% ownership of the firm.

     FRANKLIN PORTFOLIO ASSOCIATES, LLC--Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation.

     GOLDMAN SACHS ASSET MANAGEMENT, L.P.--Goldman Sachs Asset Management, L.P. ("GSAM LP") serves as a Sub-Adviser for a portion of the assets of the Large Cap and Large Cap Growth Funds. GSAM LP is part of the Investment Management Division and an affiliate of Goldman, Sachs & Co.

     LEE MUNDER INVESTMENTS, LTD.--Lee Munder Investments, Ltd. ("LMIL") serves as a Sub-Adviser for a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 79% owned by employees and 21% owned by Castanea Partners, Inc.

     LSV ASSET MANAGEMENT--LSV Asset Management ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, Small/Mid Cap Equity and Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets since 1993. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns a minority interest in LSV.

     MARTINGALE ASSET MANAGEMENT, L.P.--Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser for a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.

     MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama") serves as Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Mazama is 93% employee-owned.

     McKINLEY CAPITAL MANAGEMENT, INC.--McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Large Cap, Large Cap Growth and International Equity Funds. McKinley Capital was founded in 1990 and is wholly-owned by an employee.

     METROPOLITAN WEST ASSET MANAGEMENT LLC.--Metropolitan West Asset Management LLC ("MWAM") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

     MONTAG & CALDWELL, INC.--Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth and Large Cap Funds. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell.

     MORGAN STANLEY INVESTMENT MANAGEMENT INC.--Morgan Stanley Investment Management Inc. ("MSIM Inc.") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Morgan Stanley is the direct parent of MSIM Inc.

     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Nicholas-Applegate is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary Allianz Dresner Asset Management, owns
Nicholas-Applegate.

     NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Nomura is a subsidiary of Nomura Holdings America, Inc.

     PEREGRINE CAPITAL MANAGEMENT INC.--Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Growth Funds. Peregrine is a wholly-owned subsidiary of Wells Fargo & Co.

     PRUDENTIAL INVESTMENT MANAGEMENT, INC.--Prudential Investment Management, Inc. ("PIM") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. PIM is a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly owned by Prudential Financial, Inc. PIM was founded in 1875.

     RS INVESTMENT MANAGEMENT, L.P.--RS Investment Management, L.P. ("RSIM") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. RSIM is an employee-owned organization.

     SANFORD C. BERNSTEIN & CO., LLC--Sanford C. Bernstein & Co., LLC ("Bernstein") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. Bernstein is a wholly-owned indirect subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). Bernstein's investment professionals continue the former investment management business of Sanford C. Bernstein & Co., Inc., an investment adviser acquired by Alliance Capital in October 2000 that was founded in 1967 and managed value oriented investment portfolios for institutions and individuals.

     SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED--Security Capital Research & Management Incorporated ("Security Capital") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Security Captial is 100% owned by GECIA Holdings, Inc., which in turn is indirectly 100% owned by General Electric Company.

     SHENKMAN CAPITAL MANAGEMENT, INC.--Shenkman Capital Management, Inc. ("Shenkman") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Shenkman was founded in 1985 and is independently owned by four shareholders.

     TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Growth Funds. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

     WELLINGTON MANAGEMENT COMPANY, LLP--Wellington Management Company, LLP ("Wellington Management") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity and Small Cap Funds. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     WELLS CAPITAL MANAGEMENT, INC.--Wells Capital Management, Inc. ("Wells Capital") serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A.

     WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.

     SUB-ADVISORY FEES. For the fiscal years ended May 31, 2001, 2002 and 2003, the following table shows (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers.


                                                 FEES PAID (000)                         FEE WAIVERS (000)
                                    ---------------------------------------   ---------------------------------------
FUND                                    2001          2002          2003          2001         2002          2003
----                                -----------   -----------   -----------   -----------   -----------   -----------
Large Cap Fund                      $     6,141   $     4,606   $     4,095   $         0   $         0   $         0
Large Cap Value Fund                $       462   $       389   $       379   $         0   $         0   $         0
Large Cap Growth Fund               $       444   $       496   $       656   $         0   $         0   $         0
Small Cap Fund                      $     4,209   $     5,479   $     4,591   $         0   $         0   $         0
International Equity Fund           $     3,370   $     3,533   $     3,485   $         0   $         0   $         0
Emerging Markets Equity Fund                   *             *             *             *             *             *
Core Fixed Income Fund              $     1,656   $     1,945   $     2,102   $         0   $         0   $         0
High Yield Bond Fund                           *             *             *             *             *             *
International Fixed Income Fund                *             *             *             *             *             *
Large Cap Index Fund                           *  $         1** $        13              *  $         0** $         0
Large Cap Value Index Fund                     *             *             *             *             *             *
Large Cap Growth Index Fund                    *             *             *             *             *             *
Large Cap Disciplined Equity Fund              *             *             *             *             *             *
Small/Mid Cap Equity Fund                      *             *             *             *             *             *
Long Duration Bond Fund                        *             *             *             *             *             *
Extended Duration Bond Fund                    *             *             *             *             *             *


----------
*    Not in operation during such period.
**   Commenced operations on April 1, 2002.

     For the fiscal years ended May 31, 2001, 2002 and 2003, the following table shows (i) the dollar amount of fees paid to LSV, an affiliated person of SIMC, by SIMC; and (ii) the dollar amount of LSV's voluntary fee waivers.

                                                 FEES PAID (000)                         FEE WAIVERS (000)
                                    ---------------------------------------   ---------------------------------------
FUND                                    2001          2002          2003          2001         2002          2003
----                                -----------   -----------   -----------   -----------   -----------   -----------
Large Cap Fund                      $       257   $       412   $       347   $         0   $         0   $         0
Large Cap Value Fund                $       107   $        89   $        94   $         0   $         0   $         0
Small Cap Fund                      $       358   $       533   $       602   $         0   $         0   $         0

                     DISTRIBUTION AND SHAREHOLDER SERVICING

     GENERAL. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI Investments, has its principal business offices at Oaks, Pennsylvania 19456.

     DISTRIBUTION AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

     The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

     The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

     SHAREHOLDER AND ADMINISTRATIVE SERVICING PLANS. The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for their Class T shares of the Funds. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and
(v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

     Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v)processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST


     BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of xx funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


     MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

     INTERESTED TRUSTEES.


     ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1995)-Currently performs various services on behalf of SEI Investments for which Mr.Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Self-employed consultant. Partner, Morgan, Lewis & Bockius LLP (law firm), 1976-2003, counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since

1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


     INDEPENDENT TRUSTEES.


     F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981--January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

     JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987--December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991--December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991--December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's office of Health Care Reform, Commonwealth of Pennsylvania since 2003; Founder and Principal, Grecoventures Ltd., 1999-2002. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998--August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002; Head of Sales, Investorforce, January 2000--December 2001; Global Partner working for the CEO, Invesco Capital, January 1998--January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

----------
* Messrs. Nesher and Doran are Trustees deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Adviser and Distributor.

     BOARD STANDING COMMITTEES. The Board has established the following standing committees:


     - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters.
        Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times in the Trust's most recently completed fiscal year.


     - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 21 times in the most recently completed Trust fiscal year.


     - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets, as necessary, and did not meet in during the most recently completed Trust fiscal year.


     BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers. The Trustees use this information, as well as other information that the Adviser, the Sub-Advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.

     Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from the Adviser and each Sub-Adviser about: (a) the quality of the Adviser's and Sub-Advisers' investment management and other services; (b) the Adviser's and Sub-Advisers' investment management personnel; (c) the Adviser's and Sub-Advisers' operations and financial condition; (d) the Adviser's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Sub-Advisers' profitability from its Fund-related operations; (h) the Adviser's and Sub-Advisers' compliance systems; (i) the Adviser's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) the Adviser's and Sub-Advisers' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

     At the meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

     Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds.

     FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                AGGREGATE DOLLAR RANGE
                                         DOLLAR RANGE OF            OF SHARES (FUND
NAME                                   FUND SHARES (FUND)*             COMPLEX)*
----                                   -------------------      ----------------------
Mr. Nesher                                    None                   Over $100,000
Mr. Doran                                     None                       None
Mr. Gooch                                     None                   Over $100,000
Mr. Storey                                    None                       None
Mr. Sullivan                                  None                       None
Ms. Greco                                     None                       None
Ms. Lesavoy**                                 None                       None


----------

*    Valuation date is December 31, 2002.
**   Ms. Lesavoy was appointed a Trustee as of September 17, 2003.

     BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                                    PENSION OR
                                                     RETIREMENT         ESTIMATED
                                                  BENEFITS ACCRUED        ANNUAL         TOTAL COMPENSATION
                                     AGGREGATE       AS PART OF        BENEFITS UPON       FROM THE TRUST
NAME                                COMPENSATION    FUND EXPENSES       RETIREMENT        AND FUND COMPLEX
----                                ------------  ----------------     -------------     ------------------
Mr. Nesher                             $      0         N/A                 N/A               $       0
Mr. Doran                              $      0         N/A                 N/A               $       0
Mr. Gooch                              $ 20,794         N/A                 N/A               $ 133,000
Mr. Storey                             $ 20,794         N/A                 N/A               $ 133,000
Mr. Sullivan                           $ 20,794         N/A                 N/A               $ 133,000
Ms. Greco                              $ 20,794         N/A                 N/A               $ 133,000
Ms. Lesavoy                                    *           *                   *                       *

----------

*    Ms. Lesavoy was appointed a Trustee as of September 17, 2003.

     TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

     Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

     EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

     TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.


     LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


     CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

     SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

     WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

     JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

     JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


      CORI DAGGETT (DOB 10/03/61)--Vice President and Assistant Secretary (since
2003)--Employed by SEI Investments since 2003. Associate at Drinker Biddle & Reath, LLP (law firm) (1998-2003).

     PEDRO A. RODRIGUEZ (DOB 01/18/62)--Controller and Chief Financial Officer (since 2003)--Director, Fund Accounting and Administration, SEI Investments Global Funds Services (March 1997 to April 2002 and September 2002 to Present). Vice President, Fund Administration, BlackRock Financial Management (April 2002 to September 2002).


                      PROXY VOTING POLICIES AND PROCEDURES

     The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

     SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

     Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

     For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                   PERFORMANCE

     From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

     Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

     The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

        Yield = 2[((a - b)/cd+1)(TO THE POWER OF 6) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

     TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(TO THE POWER OF n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

     Based on the foregoing, the average annual total return (before taxes) for each of the following Funds, for the one-year and since inception periods ended May 31, 2003:


                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                                -----------------------------------
                                                                                            SINCE
FUND                                                  CLASS     ONE YEAR     FIVE YEARS   INCEPTION
----                                                  -----     --------     ----------   ---------
Large Cap Fund                                       Class A     (8.98)%      (2.12)%       6.36%*
                                                     Class T          ****         ****     9.28%+
Large Cap Value Fund                                 Class A     (9.53)%           ****    (0.37)%**
Large Cap Growth Fund                                Class A     (9.20)%           ****   (20.20)%***
Small Cap Fund                                       Class A     (6.83)%       2.24%        6.45%*
                                                     Class T          ****         ****    10.69%++
Core Fixed Income Fund                               Class A     11.10%        7.45%        8.20%*
International Equity Fund                            Class A    (14.43)%      (3.71)%      (0.24)%*
Emerging Markets Equity Fund                         Class A          ****         ****         ****
High Yield Bond Fund                                 Class A          ****         ****         ****
International Fixed Income Fund                      Class A          ****         ****         ****
Large Cap Index Fund                                 Class A     (7.79)%           ****   (12.05)%*****
Large Cap Value Index Fund                           Class A          ****         ****         ****
Large Cap Growth Index Fund                          Class A          ****         ****         ****
Large Cap Disciplined Equity Fund                    Class A          ****         ****         ****
Small/Mid Cap Equity Fund                            Class A          ****         ****         ****
Long Duration Bond Fund                              Class A          ****         ****         ****
Extended Duration Bond Fund                          Class A          ****         ****         ****


----------
*      Inception date of June 14, 1996.
**     Inception date of January 31, 2000.
***    Inception date of February 28, 2000.
****   Not in operation during such period.
*****  Inception date of April 1, 2002.
+      Inception date of December 13, 2002. Not annualized.
++     Inception date of November 26, 2002. Not annualized.

     TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) (TO THE POWER OF n) = ATV SUB(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV SUB(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

     TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(TO THE POWER OF n) = ATV SUB(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV SUB(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

                        PURCHASE AND REDEMPTION OF SHARES

     Each Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. If such prices are not available or are deemed to be unreliable, the security will be valued at fair value as determined in good faith by the Board of Trustees. Additional information about valuing securities at fair value is provided under the sub-section "Fair Value Committee." Prices for most securities held by a Fund are provided daily by third-party independent pricing services. The pricing services may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing services and their valuation methodologies are reviewed by the officers of the Trust under the general supervision of the Trustees.

     Securities with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

     Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

     SEI Management will not accept securities for a Fund unless (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

     It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

     A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time or the close of normal trading on the NYSE. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

     This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

     Distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the fund). All or a portion of these distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g. foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

     A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

     If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

     Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

     For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

     Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

     If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

     In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

     A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

     A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

     Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and intends to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions. Based upon their investment objectives, the International Equity, Emerging Markets Equity, and International Fixed Income Funds may be eligible to make the election.

STATE TAXES

     A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

                           FUND PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser and Sub-Advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

     The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

     It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the

SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

     Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, a Fund's Sub-Advisers may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

     The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, a Fund's Adviser and Sub-Advisers may select a broker based upon brokerage or research services provided to the Adviser and Sub-Advisers. The Adviser and Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

     Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the Funds' Adviser or Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

     To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser and Sub-Advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the Adviser and Sub-Advisers are not reduced as a result of the receipt of research services.

     In some cases the Adviser or Sub-Advisers receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Advisers make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Advisers will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Advisers face a potential conflict of interest, but the Adviser or Sub-Advisers believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

     From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

     Certain information about the Funds' brokerage activities, including brokerage activities with affiliated brokers, for the fiscal years ended May 31, 2001, 2002 and 2003, is set forth below:


                                                                                                                        % OF TOTAL
                                                                                                         % OF TOTAL      BROKERAGE
                                                                                 TOTAL $ AMOUNT           BROKERAGE    TRANSACTIONS
                                               TOTAL $ AMOUNT                     OF BROKERAGE           COMMISSIONS     EFFECTED
                                                OF BROKERAGE                      COMMISSIONS            PAID TO THE     THROUGH
                                                COMMISSIONS                    PAID TO AFFILIATED         AFFILIATED    AFFILIATED
                                                 PAID (000)                        BROKERS (000)           BROKERS       BROKERS
                                     -----------------------------------  -----------------------------  -----------   ------------
FUND                                    2001       2002          2003       2001      2002      2003         2003         2003
----                                 ----------  ----------   ----------  --------  --------   --------  -----------   ------------
Large Cap Fund                       $    5,922  $    3,783   $    3,626  $     20  $     28   $    614       17%           33%
Large Cap Value Fund                 $      615  $      294   $      334  $      6  $      5   $     67       20%           34%
Large Cap Growth Fund                $      352  $      449   $      647  $      3  $      4   $    138       21%           33%
Small Cap Fund                       $    2,497  $    3,412   $    3,864  $     12  $     18   $     70        2%           29%
Core Fixed Income Fund               $      606  $      457   $      241  $    227  $    104   $    133       55%           40%
High Yield Bond Fund                           *           *            *         *         *          *        *             *
International Fixed Income Fund                *           *            *         *         *          *        *             *
Emerging Markets Equity Fund                   *           *            *         *         *          *        *             *
International Equity Fund            $    2,991  $    3,631   $    2,258  $      0  $      8   $    220       10%           27%
Large Cap Index Fund                           * $        1** $       27          * $      0** $      0        0%           29%
Large Cap Value Index Fund                     *           *            *         *         *          *        *             *
Large Cap Growth Index Fund                    *           *            *         *         *          *        *             *
Large Cap Disciplined Equity Fund              *           *            *         *         *          *        *             *
Small/Mid Cap Equity Fund                      *           *            *         *         *          *        *             *
Long Duration Bond Fund .                      *           *            *         *         *          *        *             *
Extended Duration Bond Fund                    *           *            *         *         *          *        *             *


----------
*    Not in operation during such period.
**   Commenced operations on April 1, 2002.

     The portfolio turnover rate for each Fund for the fiscal years ended May 31, 2002 and 2003 was as follows:


                                                   TURNOVER RATE
                                                  ---------------
FUND                                               2002     2003
----                                              -----    ------
Large Cap Fund                                      65%      51%
Large Cap Value Fund                                34%      42%
Large Cap Growth Fund                               71%      60%
Small Cap Fund                                     115%      97%
International Equity Fund                           84%      58%
Emerging Markets Equity Fund                          *        *
Core Fixed Income Fund                             365%     436%
High Yield Bond Fund                                  *        *
International Fixed Income Fund                       *        *
Large Cap Index Fund                                 1%**    12%
Large Cap Value Index Fund                            *        *
Large Cap Growth Index Fund                           *        *
Large Cap Disciplined Equity Fund                     *        *
Small/Mid Cap Equity Fund                             *        *
Long Duration Bond Fund                               *        *
Extended Duration Bond Fund                           *        *


----------
*    Not in operation during such period.
**   Commenced operations on April 1, 2002.

     The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. Certain information about these issuers is set forth below, as of May 31, 2003:

FUND                                           NAME OF ISSUER               TYPE OF SECURITY     AMOUNT (000)
----                                       ---------------------            ----------------     ------------
Large Cap Fund                              Bear Stearns                       Equity             $   4,947
                                            Goldman Sachs                      Equity             $  21,973
                                            JP Morgan                          Equity             $  14,940
                                            Merrill Lynch                      Equity             $   9,161
                                            Lehman Brothers                    Equity             $   9,118
                                            Morgan Stanley                     Equity             $  22,257
                                            Morgan Stanley                     Debt               $  94,755

Large Cap Value Fund                        Bear Stearns                       Equity             $   1,197
                                            Goldman Sachs                      Equity             $     994
                                            JP Morgan                          Equity             $   3,211
                                            Lehman Brothers                    Equity             $   2,665
                                            Merrill Lynch                      Equity             $   1,958
                                            Morgan Stanley                     Equity             $   3,626
                                            Morgan Stanley                     Debt               $  10,399

Large Cap Growth Fund                       Goldman Sachs                      Equity             $   4,289
                                            JP Morgan                          Equity             $     614
                                            Merrill Lynch                      Equity             $     461
                                            Morgan Stanley                     Equity             $   2,067
                                            Morgan Stanley                     Debt               $   9,164

FUND                                           NAME OF ISSUER               TYPE OF SECURITY     AMOUNT (000)
----                                       ---------------------            ----------------     ------------
Large Cap Index Fund                        Goldman Sachs                      Equity            $      150
                                            Merrill Lynch                      Equity            $      306
                                            JP Morgan                          Equity            $      411
                                            Bear Stearns                       Equity            $       50
                                            Lehman Brothers                    Equity            $      123
                                            Morgan Stanley                     Equity            $      409

Small Cap Fund                              Morgan Stanley                     Debt              $  114,524

Core Fixed Income Fund                      Merrill Lynch                      Debt              $  141,363
                                            Credit Suisse First Boston         Debt              $    4,851
                                            Bear Sterns                        Debt              $      858
                                            Goldman Sachs                      Debt              $    6,150
                                            Lehman Brothers                    Debt              $    6,400
                                            Morgan Stanley                     Debt              $    1,827

International Equity Fund                   Morgan Stanley                     Debt              $   25,447

                              DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                        LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

     The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Advisers and Distributor have adopted Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

     Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      Where the Prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     [TO BE UPDATED]


     As of September 5, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers.

NAME AND ADDRESS                              NUMBER OF SHARES   PERCENT OF FUND
----------------                              ----------------   ---------------
LARGE CAP FUND: CLASS A

  SEI Private Trust Company                      163,979,855             68.31%
  One Freedom Valley Drive
  Oaks, PA 19456

  Mac & Co.                                       15,095,813              6.29%
  APSF 1852692
  Mutual Fund Operations
  P.O. Box 3198
  Pittsburgh, PA 15230-3198

NAME AND ADDRESS                              NUMBER OF SHARES   PERCENT OF FUND
----------------                              ----------------   ---------------
LARGE CAP FUND: CLASS T

  SEI Private Trust Company                           17,096               100%
  One Freedom Valley Road
  Oaks, PA 19403

LARGE CAP VALUE FUND: CLASS A

  SEI Private Trust Company                       17,188,789             42.17%
  One Freedom Valley Road
  Oaks, PA 19403

  Mellon Trust                                     9,479,062             23.25%
  Hercules--STD
  One Mellon Bank Center
  Pittsburgh, PA 15258-0001

  First Union National Bank                        5,952,031             14.60%
  ATTN: Sophia Katz
  600 Penn Street, 2nd Floor North
  Reading, PA 19607

LARGE CAP GROWTH FUND: CLASS A

  SEI Private Trust Company                       33,540,906             44.54%
  One Freedom Valley Road
  Oaks, PA 19403

  Mellon Trust                                    18,624,664             27.73%
  Hercules--STD
  One Mellon Bank Center
  Pittsburgh, PA 15258-0001

  First Union National Bank                       11,715,322             15.56%
  ATTN: Sophia Katz
  600 Penn Street, 2nd Floor North
  Reading, PA 19607

LARGE CAP INDEX FUND: CLASS A

  SEI Private Trust Company                       27,963,541             99.93%
  One Freedom Valley Road
  Oaks, PA 19403

SMALL CAP FUND: CLASS A

  SEI Private Trust Company                       36,770,717             34.98%
  One Freedom Valley Drive
  Oaks, PA 19456

NAME AND ADDRESS                              NUMBER OF SHARES   PERCENT OF FUND
----------------                              ----------------   ---------------
  Northern Trust Custodian FBO                    21,119,337             20.09%
  North Dakota Pension A/C 26-10043
  ATTN: Jeff Sampson
  P.O. Box 92956
  Chicago, Illinois 60675-2956

  First Union National Bank                        7,984,584              7.60%
  Attn: Sophia Katz
  600 Penn Street 2nd FL North
  Reading, PA 19607

  State Street Bank FBO                            6,647,115              6.32%
  Air Products-Chemicals Inc.
  Pension Plan
  Attn: Bob Skinner
  One Enterprise Drive
  North Quincy, MA 02171-2126

  Northern Trust Custodian FBO                     5,313,904              5.06%
  North Dakota Insurance A/C 26-10043
  ATTN: Jeff Sampson
  P.O. Box 92956
  Chicago, Illinois 60675-2956

SMALL CAP FUND: CLASS T

  SEI Private Trust Company                           16,006               100%
  One Freedom Valley Road
  Oaks, PA 19403

INTERNATIONAL EQUITY FUND: CLASS A

  SEI Private Trust Company                      109,489,455             71.46%
  One Freedom Valley Road
  Oaks, PA 19403

CORE FIXED INCOME FUND: CLASS A

  SEI Private Trust Company                      208,805,602             77.59%
  One Freedom Valley Road
  Oaks, PA 19403

LARGE CAP DISCIPLINED EQUITY FUND: CLASS A

  SEI Private Trust Company                       18,832,037               100%
  One Freedom Valley Road
  Oaks, PA 19403

                              MASTER/FEEDER OPTION

     The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                    CUSTODIAN


     Wachovia, N.A. (formerly, First Union National Bank), Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent for each of the Funds and custodian for the assets of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, Large Cap Index, Large Cap Value Index, Large Cap Growth Index, Large Cap Disciplined Equity, Small/Mid Cap Equity, Long Duration Bond and Extended Duration Bond Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the assets of the International Fixed Income, Emerging Markets Equity and International Equity Funds. Wachovia, N.A. and State Street Bank and Trust Company (each a "Custodian," and, together, the "Custodians") hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.


                                     EXPERTS


     The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of [______________], independent accountants, given on the authority of said firm as experts in auditing and accounting. ___________________is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.


                                  LEGAL COUNSEL

     Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

     PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     - Leading market positions in well-established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated 'B' is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D      This rating indicates that the obligation is in payment default.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                       SEI INSTITUTIONAL INVESTMENTS TRUST

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS:


        (a) Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041), filed with the
                  Securities and Exchange Commission ("SEC") on March 10, 1995.
        (b) Amended By-Laws, dated February 20, 2001, are herein incorporated by reference to Exhibit (b)(3) of Post-Effective
                  Amendment No. 7 to Registrant's Registration Statement on Form
                  N-1A (File No. 33-58041) filed with the SEC on September 28,
                  2001.
        (c)     Not Applicable.
        (d)(1)  Investment Advisory Agreement between the Trust and SEI
                  Investments Management Corporation ("SIMC") (formerly "SEI
                  Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File
                  No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective
                  Amendment No. 2, filed with the SEC on September 29, 1997.
        (d)(2) Form of Schedule B to the Investment Advisory Agreement between the Trust and SIMC, adding the Large Cap Disciplined
                  Equity and Small/Mid Cap Equity Funds is filed herewith.
        (d)(3)  Investment Sub-Advisory Agreement between SIMC and BlackRock
                  Financial Management, Inc. with respect to the Core Fixed
                  Income Fund as previously filed with Registrant's
                  Pre-Effective Amendment No. 1 on Form N-1A (File No.
                  33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective
                  Amendment No. 2, filed with the SEC on September 29, 1997.
        (d)(4)  Investment Sub-Advisory Agreement between SIMC and LSV Asset
                  Management with respect to the Trust's Large Cap and Small Cap
                  Funds as previously filed with Registrant's Pre-Effective
                  Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
        (d)(5)  Investment Sub-Advisory Agreement between SIMC and Western
                  Asset Management Company with respect to the Core Fixed Income
                  Fund as previously filed with Registrant's Pre-Effective
                  Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
        (d)(6)  Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                  Agreement dated June 14, 1996 between SIMC and LSV Asset
                  Management with respect to the Large Cap and Small Cap Value
                  Funds is incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No.
                  33-58041), filed with the SEC on September 29, 1997.
        (d)(7)  Investment Sub-Advisory Agreement between SIMC and RS
                  Investments with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(hh) of Post-Effective
                  Amendment No. 3 to Registrant's Registration Statement on Form
                  N-1A (File No. 33-58041), filed with the SEC on September 25,
                  1998.

        (d)(8)  Investment Sub-Advisory Agreement between SIMC and Capital
                  Guardian Trust Company with respect to the International
                  Equity Fund is herein incorporated by reference to Exhibit
                  (5)(ii) of Post-Effective Amendment No. 3 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
        (d)(9)  Assignment and Assumption Agreement dated June 26, 2002 and
                  Consent dated June 28, 2002 between SIMC and BlackRock
                  Advisors, Inc. is herein incorporated by reference to Exhibit
                  (d)(12) of Post-Effective Amendment No. 10 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
        (d)(10) Investment Sub-Advisory Agreement between SIMC and Artisan
                  Partners Limited Partnership with respect to the Small Cap
                  Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 16, 1999.
        (d)(11) Investment Sub-Advisory Agreement between SIMC and Nomura
                  Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 28, 2001.
        (d)(12) Investment Sub-Advisory Agreement between SIMC and Security
                  Capital Research & Management Incorporated with respect to the
                  Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(46) of Post-Effective Amendment No. 5 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 1999.
        (d)(13) Investment Sub-Advisory Agreement between SIMC and The Boston
                  Company Asset Management with respect to the Emerging Markets
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(47) of Post-Effective Amendment No. 6 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
        (d)(14) Investment Sub-Advisory Agreement between SIMC and McKinley
                  Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
        (d)(15) Investment Sub-Advisory Agreement between SIMC and David J.
                  Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
        (d)(16) Investment Sub-Advisory Agreement between SIMC and Morgan
                  Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 7 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 28, 2001.
        (d)(17) Investment Sub-Advisory Agreement between SIMC and Peregrine
                  Capital Management Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 28, 2001.

        (d)(18) Investment Sub-Advisory Agreement between SIMC and Sanford C.
                  Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective
                  Amendment No. 7 to Registrant's Registration Statement on Form
                  N-1A (File No. 33-58041) filed with the SEC on September 28,
                  2001.
        (d)(19) Investment Sub-Advisory Agreement between SIMC and Shenkman
                  Capital Management, Inc. with respect to the High Yield Bond
                  Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 7 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
        (d)(20) Investment Sub-Advisory Agreement between SIMC and
                  Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 28, 2001.
        (d)(21) Investment Sub-Advisory Agreement dated March 19, 2002 between
                  SIMC and Barclays Global Fund Advisors, with respect to the Large Cap Index, Large Cap Value Index, and Large Cap Growth
                  Index Funds, is herein incorporated by reference to Exhibit
                  (d)(62) of Post-Effective Amendment No. 9 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on March 29, 2002.
        (d)(22) Investment Sub-Advisory Agreement dated March 12, 2002 between
                  SIMC and Montag & Caldwell Inc., with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on March 29, 2002.
        (d)(23) Investment Sub-Advisory Agreement dated March 14, 2002, between SIMC and Wellington Management Company, LLP, with respect to the Small Cap Fund, is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on March 29, 2002.
        (d)(24) Investment Sub-Advisory Agreement between SIMC and Mazama
                  Capital Management, Inc. dated December 13, 1999 with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 10 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2002.
        (d)(25) Investment Sub-Advisory Agreement between SIMC and
                  Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective
                  Amendment No. 10 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-58041) filed with the SEC on September
                  30, 2002.
        (d)(26) Form of Investment Sub-Advisory Agreement between SIMC and
                  Fischer Francis Trees & Watts, Inc. with respect to the
                  International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No.
                  10 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2002.
        (d)(27) Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No.
                  10 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2002.

        (d)(28) Investment Sub-Advisory Agreement between SIMC and Lee Munder
                  Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective
                  Amendment No. 11 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-58041) filed with the SEC on May 16,
                  2003.
        (d)(29) Investment Sub-Advisory Agreement between SIMC and Martingale
                  Asset Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective
                  Amendment No. 11 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-58041) filed with the SEC on May 16,
                  2003.
        (d)(30) Investment Sub-Advisory Agreement between SIMC and Goldman
                  Sachs Asset Management, L.P. with respect to the Large Cap and
                  Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on May 16, 2003.
        (d)(31) Investment Sub-Advisory Agreement between SIMC and Emerging
                  Markets Management, L.L.C. with respect to the Emerging
                  Markets Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 11 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on May 16, 2003.
        (d)(32) Investment Sub-Advisory Agreement between SIMC and McKinley
                  Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on May 16, 2003.
        (d)(33) Form of Investment Sub-Advisory Agreement between SIMC and LSV
                  Asset Management with respect to the Large Cap Value Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 11 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on May 16, 2003.
        (d)(34) Investment Sub-Advisory Agreement between SIMC and Alliance
                  Capital Management L.P. with respect to the Emerging Markets
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(42) of Post-Effective Amendment No. 11 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on May 16, 2003.
        (d)(35) Form of Investment Sub-Advisory Agreement between SIMC and
                  Nicholas-Applegate Capital Management with respect to the High
                  Yield Bond Fund is herein incorporated by reference to Exhibit
                  (d)(44) of Post-Effective Amendment No. 11 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on May 16, 2003.
        (d)(36) Investment Sub-Advisory Agreement between SIMC and
                  Aronson+Johnson+Ortiz, LP with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on July 29, 2003.
        (d)(37) Investment Sub-Advisory Agreement between SIMC and Franklin
                  Portfolio Associates, LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 12 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on July 29, 2003.

        (d)(38) Investment Sub-Advisory Agreement between SIMC and Barclays
                  Global Fund Advisors with respect to the Large Cap Disciplined
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(38) of Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (d)(39) Investment Sub-Advisory Agreement between SIMC and Enhanced
                  Investment Technologies, LLC with respect to the Large Cap
                  Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(40) Investment Sub-Advisory Agreement between SIMC and Analytic
                  Investors, Inc. with respect to the Large Cap Disciplined
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(40) of Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (d)(41) Investment Sub-Advisory Agreement between SIMC and Prudential
                  Investment Management, Inc. with respect to the Large Cap
                  Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on July 29, 2003.
        (d)(42) Investment Sub-Advisory Agreement between SIMC and Delaware
                  Management Company, a series of Delaware Management Business
                  Trust with respect to the Small Cap and Small/Mid Cap Equity
                  Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (d)(43) Investment Sub-Advisory Agreement between SIMC and Mazama
                  Capital Management, Inc. with respect to the Small/Mid Cap
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(43) of Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (d)(44) Investment Sub-Advisory Agreement between SIMC and Security
                  Capital Research & Management Incorporated with respect to the
                  Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on July 29, 2003.
        (d)(45) Investment Sub-Advisory Agreement between SIMC and BlackRock
                  Advisors, Inc. with respect to the Small Cap and Small/Mid Cap
                  Equity Funds is herein incorporated by reference to Exhibit
                  (d)(46) of Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (d)(46) Investment Sub-Advisory Agreement between SIMC and Fisher
                  Investments, Inc. with respect to the International Equity
                  Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 12 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (d)(47) Investment Sub-Advisory Agreement between SIMC and Alliance
                  Capital Management, L.P. with respect to the International
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(48) of Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.

        (d)(48) Investment Sub-Advisory Agreement between SIMC and McKinley
                  Capital Management, Inc. with respect to the International
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(49) of Post-Effective Amendment No. 12 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (d)(49) Form of Investment Sub-Advisory Agreement between SIMC and
                  Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(48) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(50) Investment Sub-Advisory Agreement between SIMC and Citigroup
                  Asset Management Limited with respect to the Emerging Markets
                  Equity Fund is filed herewith.
        (d)(51) Form of Investment Sub-Advisory Agreement between SIMC and Lee
                  Munder Investments, Ltd. with respect to the Small/Mid Cap
                  Equity Fund is herein incorporated by reference to Exhibit
                  (d)(50) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(52) Form of Investment Sub-Advisory Agreement between SIMC and LSV
                  Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(51) of Post
                  Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(53) Form of Schedules A and B to the Investment Sub-Advisory
                  Agreement between SIMC and Martingale Asset Management, L.P.
                  with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(52) of Post
                  Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(54) Form of Investment Sub-Advisory Agreement between SIMC and
                  Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(53) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(55) Investment Sub-Advisory Agreement between SIMC and Wells
                  Capital Management, Inc. with respect to the Core Fixed Income
                  Fund is filed herewith.
        (d)(56) Assumption Agreement dated March 28, 2003 between Goldman,
                  Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post
                  Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(57) Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management, L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(58) Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(57) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.

        (d)(59) Amendment to Investment Sub-Advisory Agreement between SIMC and Barclays Global Fund Advisors with respect to the Large
                  Cap Index, Large Cap Value Index, and Large Cap Growth Index
                  Funds is herein incorporated by reference to Exhibit (d)(58) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(60) Amendment to Investment Sub-Advisory Agreement between SIMC and BlackRock Advisors, Inc. with respect to the Core Fixed
                  Income Fund is herein incorporated by reference to Exhibit
                  (d)(59) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(61) Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(62) Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(61) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(63) Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Green and Company, LLC with respect to the Small
                  Cap Fund is herein incorporated by reference to Exhibit
                  (d)(62) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(64) Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(63) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(65) Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management with respect to the Large
                  Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(66) Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap
                  Fund is herein incorporated by reference to Exhibit (d)(65) of Post Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(67) Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large
                  Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(68) Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(67) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.

        (d)(69) Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the Small
                  Cap Fund is herein incorporated by reference to Exhibit
                  (d)(68) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(70) Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(69) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(71) Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small Cap
                  Fund is herein incorporated by reference to Exhibit (d)(70) of Post Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(72) Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(73) Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(72) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(74) Amendment to Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(73) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(75) Amendment to Investment Sub-Advisory Agreement between SIMC and Nicholas-Applegate Capital Management with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(74) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(76) Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(77) Amendment to Investment Sub-Advisory Agreement between SIMC and Peregrine Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(76) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(78) Amendment to Investment Sub-Advisory Agreement between SIMC and RS Investment Management, L.P. with regard to the Small
                  Cap Fund is herein incorporated by reference to Exhibit
                  (d)(77) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.

        (d)(79) Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the Large
                  Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(80) Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post Effective Amendment No.
                  13 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(81) Amendment to Investment Sub-Advisory Agreement between SIMC and Shenkman Capital Management, Inc. with respect to the High
                  Yield Bond Fund is herein incorporated by reference to Exhibit
                  (d)(80) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(82) Amendment to Investment Sub-Advisory Agreement between SIMC and Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(81) of Post Effective
                  Amendment No. 13 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-58041) filed with the SEC on September
                  30, 2003.
        (d)(83) Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit
                  (d)(82) of Post Effective Amendment No. 13 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (d)(84) Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core
                  Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post Effective Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2003.
        (d)(85) Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large
                  Cap Value, and Small Cap Funds is filed herewith.
        (e)(1) Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
        (e)(2)  Schedule A to the Distribution Agreement between the Trust and
                  SEI Investments Distribution Co., as amended June 30, 2003, is filed herewith.
        (f)     Not Applicable.
        (g)(1)  Custodian Agreement between the Trust and First Union National
                  Bank, N.A. with respect to the Trust's Large Cap, Small Cap,
                  Core Fixed Income and High Yield Bond Funds as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form
                  N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 2, filed with the SEC on
                  September 29, 1997.
        (g)(2) Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to Exhibit
                  (8)(a) of Post-Effective Amendment No. 2 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 29, 1997.

        (h)(1)  Amended and Restated Administration and Transfer Agency
                  Agreement between the Trust and SEI Investments Fund
                  Management dated September 16, 2002 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No.
                  33-58041) filed with the SEC on September 30, 2002.
        (h)(2)  Form of Administrative Services Plan and Agreement between the
                  Trust and the Distributor relating to the Class T Shares is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 10 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
        (h)(3) Form of Amended Shareholder Service Plan and Agreement between the Trust and the Distributor relating to the Class T Shares is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 10 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
        (h)(4) Schedule C to the Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management, as amended June 30, 2003 is filed herewith.
        (i)     Opinion and Consent of Counsel to be filed by later amendment.
        (j) Consent of Independent Accountants to be filed by later amendment.
        (k)     Not Applicable.
        (l)     Not Applicable.
        (m)     Not Applicable.
        (n)     Amended and Restated Rule 18f-3 Multiple Class Plan dated
                  November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective
                  Amendment No. 10 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-58041) filed with the SEC on September
                  30, 2002.
        (o)     Not Applicable.
        (p)(1)  The Code of Ethics for SEI Investments Company dated December
                  2001 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 50 of SEI Tax Exempt Trust's
                  Registration Statement on Form N-1A (File Nos. 2-76990 and
                  811-3447), filed with the SEC on December 30, 2002 (Accession
                  #0001047469-02-008648).
        (p)(2) The Code of Ethics for SEI Institutional Investments Trust dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI
                  Institutional Managed Trust's Registration Statement on Form
                  N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                  July 3, 2000 (Accession #0000912057-00-030741).
        (p)(3)  The Code of Ethics dated 2003 for Alliance Capital Management,
                  L.P. is herein incorporated by reference to Exhibit (p)(3) of Post Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (p)(4)  The Code of Ethics dated 2003 for Artisan Partners Limited
                  Partnership is herein incorporated by reference to Exhibit
                  (p)(3) of Post-Effective Amendment No. 39 of SEI Institutional
                  Managed Trust's Registration Statement on Form N-1A (File Nos.
                  811-4878 and 33-9504) filed with the SEC on August 29, 2003.
        (p)(5) The Code of Ethics for Barclays Global Fund Advisors is herein incorporated by reference to Exhibit (p)(42) of Post-Effective
                  Amendment No. 10 to Registrant's Registration Statement on
                  Form N-1A filed with the SEC on March 29, 2002.

        (p)(6) The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective
                  Amendment No. 33 of SEI Institutional Managed Trust's
                  Registration Statement on Form N-1A (File Nos. 811-4878 and
                  33-9504), filed with the SEC on July 3, 2000 (Accession
                  #0000912057-00-030741).
        (p)(7) The Code of Ethics for The Boston Company Asset Management is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 6 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
        (p)(8) The Code of Ethics for Capital Guardian Trust Company is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 30 of SEI Institutional
                  International Trust's Registration Statement on Form N-1A
                  (File No. 33-22821), filed with the SEC on June 30, 2000.
        (p)(9) The Code of Ethics for Citigroup Asset Management Limited is herein incorporated by reference to Exhibit (p)(9) of Post
                  Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (p)(10) The Code of Ethics for David J. Greene and Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional Managed
                  Trust's Registration Statement on Form N-1A (File No.
                  33-9504), filed with the SEC on July 14, 2000 (Accession
                  #0000912057-00-032065).
        (p)(11) The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 5 of SEI Insurance Products
                  Trust's Registration Statement on Form N-1A (File No.
                  333-70013), filed with the SEC on April 30, 2003.
        (p)(12) Code of Ethics for Fischer Francis Trees & Watts, Inc. dated
                  2003 is herein incorporated by reference to Exhibit (p)(12) of Post Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (p)(13) The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(34) of SEI
                  Insurance Products Trust's Registration Statement on Form N-1A
                  (File Nos. 333-70013 and 811-09183) filed with the SEC on April 30, 2003.
        (p)(14) The Code of Ethics for Lee Munder Investments, Ltd. is herein incorporated by reference to Exhibit (p)(35) of SEI Insurance
                  Products Trust's Registration Statement on Form N-1A (File
                  Nos. 333-70013 and 811-09183) filed with the SEC on April 30,
                  2003.
        (p)(15) The Code of Ethics for LSV Asset Management L.P. is herein incorporated by reference to Exhibit (p)(9) of Post-Effective
                  Amendment No. 33 of SEI Institutional Managed Trust's
                  Registration Statement on Form N-1A (File Nos. 811-4878 and
                  33-9504), filed with the SEC on July 3, 2000 (Accession
                  #0000912057-00-030741).
        (p)(16) The Code of Ethics for Martingale Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(39) of SEI
                  Insurance Products Trust's Registration Statement on Form N-1A
                  (File Nos. 333-70013 and 811-09183) filed with the SEC on April 30, 2003.
        (p)(17) The Code of Ethics for Mazama Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 of SEI Institutional Managed
                  Trust's Registration Statement on Form N-1A (File Nos.
                  811-4878 and 33-9504) filed with the SEC on July 3, 2000
                  (Accession #0000912057-00-030741).

        (p)(18) The Code of Ethics for McKinley Capital Management Inc. is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 6 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
        (p)(19) Code of Ethics for Metropolitan West Asset Management LLC is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 10 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2002.
        (p)(20) The Code of Ethics for Montag & Caldwell Inc. dated 2003 is herein incorporated by reference to Exhibit (p)(20) of Post
                  Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (p)(21) The Code of Ethics, for Morgan Stanley Investment Management
                  Inc. is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 7 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
        (p)(22) The Code of Ethics dated 2003 for Nicholas-Applegate Capital
                  Management is herein incorporated by reference to Exhibit
                  (p)(15) of Post-Effective Amendment No. 39 of SEI
                  Institutional Managed Trust's Registration Statement on Form
                  N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                  August 29, 2003.
        (p)(23) The Code of Ethics for Nomura Corporate Resesarch & Asset
                  Management Inc. is herein incorporated by reference to Exhibit
                  (p)(14) of Post-Effective Amendment No. 33 of SEI
                  Institutional Managed Trust's Registration Statement on Form
                  N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                  July 3, 2000 (Accession #0000912057-00-030741).
        (p)(24) The Code of Ethics for Peregrine Capital Management Inc. is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 36 of SEI Institutional Managed
                  Trust's Registration Statement on Form N-1A (File No.
                  33-9504), filed with the SEC on January 29, 2001 (Accession
                  #0000912057-01-003276).
        (p)(25) The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment
                  No. 33 of SEI Institutional Managed Trust's Registration
                  Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000 (Accession
                  #0000912057-00-030741).
        (p)(26) The Code of Ethics for Sanford C. Bernstein & Co., LLC is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 of SEI Institutional Managed
                  Trust's Registration Statement on Form N-1A (File Nos.
                  811-4878 and 33-9504), filed with the SEC on July 3, 2000
                  (Accession #0000912057-00-030741).
        (p)(27) The Code of Ethics dated 2003 for Security Capital Research &
                  Management Incorporated is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 39 of SEI
                  Institutional Managed Trust's Registration Statement on Form
                  N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on
                  August 29, 2003.
        (p)(28) The Code of Ethics for Shenkman Capital Management is herein incorporated by reference to Exhibit (p)(39) of Post-Effective
                  Amendment No. 7 to Registrant's Registration Statement on Form
                  N-1A (File No. 33-58041) filed with the SEC on September 28,
                  2001.

        (p)(29) The Code of Ethics dated 2003 for Transamerica Investment
                  Management, LLC is herein incorporated by reference to Exhibit
                  (p)(23) of Post-Effective Amendment No. 39 to SEI
                  Institutional Managed Trust's Registration Statement on Form
                  N-1A (File Nos. 811-4878 and 33-9504) filed with the SEC on
                  August 29, 2003.
        (p)(30) The Code of Ethics for Wellington Management Company, LLP incorporated by reference to Exhibit (p)(3) of Post-Effective
                  Amendment No. 43 to SEI Daily Income Trust's Registration
                  Statement (File Nos. 2-77048 and 811-03451) on Form N-1A, filed with the SEC on January 19, 2001.
        (p)(31) The Code of Ethics for Wells Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post
                  Effective Amendment No. 13 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 30, 2003.
        (p)(32) The Code of Ethics dated 2003 for Western Asset Management
                  Company is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 39 to SEI Institutional
                  Managed Trust's Registration Statement on Form N-1A (File Nos.
                  811-4878 and 33-9504) filed with the SEC on August 29, 2003.
        (p)(33) The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(32) of Post-Effective
                  Amendment No. 12 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-58041) filed with the SEC on July 29,
                  2003.
        (p)(34) The Code of Ethics for Franklin Portfolio Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 12 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (p)(35) The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit (p)(34) of Post-Effective Amendment No. 12 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (p)(36) The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(35) of Post-Effective
                  Amendment No. 12 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-58041) filed with the SEC on July 29,
                  2003.
        (p)(37) The Code of Ethics for Prudential Investment Management, Inc.
                  is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 12 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 29, 2003.
        (p)(38) The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment
                  No. 12 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-58041) filed with the SEC on July 29, 2003.
        (p)(39) The Code of Ethics for Fisher Investments, Inc. dated 2003 is filed herewith.
        (q)     Powers of Attorney for Robert A. Nesher, William M. Doran,
                  George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco,
                  Pedro A. Rodriguez, Nina Lesavoy, James M. Storey and Edward
                  D. Loughlin are herein incorporated by reference to Exhibit
                  (q) of Post-Effective Amendment No. 40 to SEI Institutional
                  Managed Trust's Registration Statement on Form N-1A (File No.
                  33-9504) filed with the SEC on November 12, 2003.

ITEM 24.

     See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

     Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ALLIANCE CAPITAL MANAGEMENT L.P.

     Alliance Capital Management L.P. ("Alliance Capital") is a sub-adviser for the Registrant's Emerging Markets Equity and International Equity Funds. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Lewis A. Sanders                   ACMC                                    Director, Executive Officer
   Chief Executive Officer,
   Chief Investment Officer

Bruce W. Calvert                   AXA                                     Director
   Chairman                        ELAS                                    Director
                                   ACMC                                    Director

Donald H. Brydon                   AXA Investment Managers S.A.            Chairman of the Board, Chief
   Director                                                                  Executive Officer

John D. Carifa                     ACMC                                    Director/Executive Officer
   Director, President, Chief
   Operating Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Henri de Castries                  AXA                                     Chairman, Management Board
   Director                        AXF                                     Chairman of the Board
                                   ELAS                                    Director

Christopher M. Condron             AXF                                     Director, President, Chief
   Director                                                                  Executive Officer
                                   ELAS                                    Chairman of the Board, Chief
                                                                             Executive Officer

Denis Duverne                      AXA                                     Group Executive Vice President-
   Director                                                                  Finance, Control & Strategy
                                   ACMC                                    Director/Executive Officer

Richard S. Dziadzio                ACMC                                    Director/Executive Officer
   Director

Alfred Harrison                    ACMC                                    Director/Executive Officer
   Vice Chairman/Director

Roger Hertog                       ACMC                                    Director
   Vice Chairman/Director

Benjamin D. Holloway               Continental Companies                   Financial Consultant
   Director                        ACMC                                    Director

W. Edwin Jarmain                   Jarmain Group Inc.                      President
   Director

Peter D. Noris                     AXF                                     Executive Vice President, Chief
   Director                                                                  Investment Officer
                                   ELAS                                    Executive Vice President, Chief
                                                                             Investment Officer
                                   ACMC                                    Director/Executive Officer

Frank Savage                       Savage Holdings LLC                     Chief Executive Officer
   Director

Peter J. Tobin                     Tobin College of Business               Dean
   Director                           Administration

Stanley B. Tulin                   AXF                                     Vice Chairman, Chief Financial
   Director                                                                  Officer
                                   ELAS                                    Vice Chairman, Chief Financial
                                                                             Officer
                                   ACMC                                    Director/Executive Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Dave H. Williams                   White Williams Private Equity           Chairman, Managing Board
   Chairman Emeritus                  Partners GmbH
                                   ACMC                                    Director

Kathleen A. Corbet                 ACMC                                    Director/Executive Officer
   Executive Vice President,
   Chief Executive Officer,
   Alliance Fixed Income
   Investors

Gerald M. Lieberman                ACMC                                    Director/Executive Officer
   Executive Vice President,
   Finance & Operations

Robert H. Joseph, Jr.                                --                                     --
   Senior Vice President,
   Chief Financial Officer

Mark R. Manley                     ACMC                                    Executive Officer
   Senior Vice President,
   Acting General Counsel

Alliance Capital Management                          --                                     --
   Holding L. P. Limited
   Partner of Alliance Capital

Alliance Capital Management        Alliance Capital Management             General Partner
   Corporation ("ACMC")               Holding L.P.
   General Partner of Alliance
   Capital

The Equitable Life Assurance                         --                                     --
   Society of the United States
   ("ELAS") Parent of General
   Partner

AXA Financial, Inc. ("AXF")                          --                                     --
   Parent of ELAS

Lorie Slutsky                      The New York Community Trust            President
   Director

Andrew Adelson                     ACMC                                    Executive Officer
   Senior Vice President &
   Chief Investment Officer

John Blundin                       ACMC                                    Executive Officer
   Executive Vice President

Marilyn Fedak                      ACMC                                    Executive Officer
   Senior Vice President &
   Chief Investment Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Thomas S. Hexner                   ACMC                                    Executive Officer
   Executive Vice President

Michael Laughlin                   ACMC                                    Executive Officer
   Executive Vice President

Marc Mayer                         ACMC                                    Executive Officer
   Executive Vice President

James Reilly                       ACMC                                    Executive Officer
   Executive Vice President

Paul Rissman                       ACMC                                    Executive Officer
   Executive Vice President

Christopher Toub                   ACMC                                    Executive Officer
   Executive Vice President

Lisa Shalett                       ACMC                                    Executive Officer
   Chairman/CEO of
   Sanford C. Bernstein

ANALYTIC INVESTORS, INC.

     Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of Analytic is 700 South Flower Street, Suite 2400, Los Angeles, California 90017. Analytic is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Roger G. Clarke                    Ensign Peak Advisors                    President
   Chairman

Scott Powers                       Old Mutual (US) Holdings, Inc.          Chief Executive Officer
   Director                        Old Mutual Asset Managers               Chief Executive Officer
                                      (US) LLC

Marie Nastasi Arlt                                   --                                     --
   Director

Harinda de Silva                                     --                                     --
   Director

ARONSON+JOHNSON+ORTIZ, LP

     Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Theodore R. Aronson                                  --                                     --
   Managing Principal
   Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Kevin M. Johnson                                     --                                     --
   Principal
   Portfolio Manager

Martha E. Ortiz                                      --                                     --
   Principal
   Portfolio Manager

Stefani Cranston                                     --                                     --
   Principal
   Accounting

Paul Dodge                                           --                                     --
   Principal
   Operations

Gina Marie N. Moore                                  --                                     --
   Principal
   Research

Gregory J. Rogers                                    --                                     --
   Principal
   Trading

ARTISAN PARTNERS LIMITED PARTNERSHIP

     Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Artisan is 1000 North Water Street, Suite 1770, Milwaukee, WI 53202 (Effective November 15, 2003: 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202). Artisan is an investment adviser registered under the Adviser Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Andrew A. Ziegler                  Artisan Investment Corporation,         President, Treasurer, Director
   Managing Director                  Artisan's general partner
                                   Artisan Distributors LLC                Chairman, President
                                   Artisan Funds, Inc.                     Chairman, Director, Chief
                                                                             Executive Officer

Lawrence A. Totsky                 Artisan Investment Corporation          Chief Financial Officer
   Managing Director               Artisan Distributors LLC                Vice President, Chief Financial
                                                                             Officer, Treasurer
                                   Artisan Funds, Inc.                     Chief Financial Officer, Treasurer

Carlene M. Ziegler                 Artisan Investment Corporation          Vice President, Director
   Managing Director &             Artisan Funds, Inc.                     Vice President, Director
   Portfolio Manager

Janet D. Olsen                     Artisan Investment Corporation          Vice President, Secretary
   Managing Director               Artisan Funds, Inc.                     General Counsel, Secretary

BARCLAYS GLOBAL FUND ADVISORS

     Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's Large Cap Index, Large Cap Growth Index, Large Cap Value Index and Large Cap Disciplined Equity Funds. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Blake Grossman                     Barclays Global Investors, N.A.         Director, Chief Executive
   Director                                                                  Officer, President
                                   Barclays USA, Inc.                      Director, Chairman, President
                                   Barclays California Corporation         Director, Chairman, President
                                   Barclays Global Investors UK            Director, Joint Chief Executive
                                      Holdings Limited                       Officer

Andrew Skirton                     Barclays Global Investors               Director
   Director                        Barclays Global Investors               Director
                                      Australia Limited
                                   Barclays Global Investors               Director
                                      Australia Services Limited
                                   Barclays Global Investors               Director
                                      Australia Holding PTY Limited
                                   Barclays Global Investors North         Director
                                      Asia Limited
                                   Barclays USA Inc.                       Director
                                   Barclays Global Investors               Director
                                      Services
                                   Barclays California Corporation         Director
                                   Barclays Nikko Global                   Director
                                      Investors Limited
                                   Barclays Global Investors Japan         Director
                                      Trust & Banking Co., Ltd.
                                   Barclays Global Investors Japan         Director
                                      Investment Trust & Banking
                                      Co., Ltd.
                                   Barclays Global Investors UK            Director
                                      Holdings Limited
                                   Barclays Global Investors Limited       Director
                                   E-Crossnet Limited                      Director
                                   Barclays Global Investors               Director
                                      Services Limited
                                   Barclays Global Investors               Director
                                      Pensions Management
                                      Limited

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Barclays Directors Limited              Director
                                   BGI Investment Management               Director
                                      Limited

Frank Ryan                         Barclays USA, Inc.                      Chief Financial Officer
   Chief Financial Officer         Barclays California Corporation         Chief Financial Officer
                                   Barclays Global Investors, N.A.         Chief Financial Officer, Cashier,
                                                                             Global Controller
                                   Barclays Global Investors               Chief Financial Officer
                                      Services
                                   Barclays Global Investors UK            Global Controller
                                      Holdings, Limited

Lois Jean Towers                   Barclays Global Investors               Compliance Officer
   Compliance Officer                 Services

Joanne Trimble Medero              Barclays Global Investors, N.A.         Chief Counsel, Secretary
   Chief Counsel, Secretary        Barclays Global Investors               Chief Counsel, Secretary
                                      Services
                                   Barclays California Corporation         Secretary
                                   Barclays Global Investors               Secretary
                                      International Inc.

Theda R. Haber                     Barclays Global Investors               Senior Counsel, Assistant
   Senior Counsel, Assistant          Services                               Secretary
   Secretary                       Barclays Global Investors               Senior Counsel, Assistant
                                      Services, N.A.                         Secretary
                                   Barclays California Corporation         Assistant Secretary

Terri Lynn Slane                   Barclays Global Investors, N.A.         Assistant Secretary
   Assistant Secretary             Barclays Global Investors               Assistant Secretary
                                      Services
                                   Barclays California Corporation         Principal, Assistant Secretary

BLACKROCK ADVISORS, INC.

     BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Core Fixed Income, Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022. BlackRock is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Laurence D. Fink                   BlackRock, Inc.                         Chairman & CEO
   Chief Executive Officer         BlackRock Financial                     Chairman & CEO
                                      Management, Inc.

                                   BlackRock International, Ltd.           Chairman & CEO
                                   BlackRock Institutional                 CEO
                                      Management Corporation

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   BlackRock Capital                       CEO
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Chairman & CEO
                                   BlackRock Investments, Inc.             Chairman & CEO
                                   BlackRock Funds                         President & Trustee

Ralph L. Sclosstein                BlackRock, Inc.                         President & Director
   President and Director          BlackRock International, Ltd.           President & Director
                                   BlackRock Financial                     President & Director
                                      Management, Inc.
                                   BlackRock Institutional                 President & Director
                                      Management Corporation
                                   BlackRock Capital                       President & Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 President & Director
                                   BlackRock Investments, Inc.             Director
                                   BlackRock Closed-End Funds              Chairman & Director
                                   BlackRock Provident                     Chairman & President
                                      Institutional Funds

Robert S. Kapito                   BlackRock, Inc.                         Vice Chairman
   Vice Chairman and Director      BlackRock Financial                     Vice Chairman & Director
                                      Management, Inc.
                                   BlackRock Institutional                 Vice Chairman & Director
                                      Management Corporation
                                   BlackRock (Japan), Inc.                 Vice Chairman & Director
                                   BlackRock's Closed-End Funds            President & Director
                                   BlackRock Capital                       Vice Chairman & Director
                                      Management, Inc.
                                   BlackRock Investments, Inc.             Director

Robert P. Connolly                 BlackRock, Inc.                         Managing Director, General
   Managing Director, General                                                Counsel & Secretary
   Counsel & Secretary             BlackRock Financial                     Managing Director, General
                                      Management, Inc.                       Counsel & Secretary
                                   BlackRock Institutional                 Managing Director, General
                                      Management Corporation                 Counsel & Secretary
                                   BlackRock Capital                       Managing Director, General
                                      Management, Inc.                       Counsel & Secretary
                                   BlackRock (Japan), Inc.                 Managing Director, General
                                                                             Counsel & Secretary
                                   BlackRock International, Ltd.           General Counsel, Secretary &
                                                                             Managing Director
                                   BlackRock Investments, Inc.             General Counsel, Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Paul L. Audet                      BlackRock, Inc.                         Chief Financial Officer &
   Director                                                                  Managing Director
                                   BlackRock Financial                     Chief Financial Officer &
                                      Management, Inc.                       Managing Director
                                   BlackRock Institutional                 Director
                                      Management Corporation
                                   BlackRock Capital                       Director
                                      Management, Inc.
                                   BlackRock (Japan), Inc.                 Chief Financial Officer &
                                                                             Managing Director
                                   BlackRock International, Ltd.           Chief Financial Officer &
                                                                             Managing Director
                                   BlackRock Provident                     Treasurer
                                      Institutional Funds
                                   BlackRock Funds                         Treasurer

Laurence Carolan                   BlackRock Capital                       Managing Director & Director
   Managing Director &                Management, Inc.
   Director                        BlackRock Institutional                 Managing Director & Director
                                      Management Corp.

Kevin Klingert                     BlackRock Capital                       Managing Director & Director
   Managing Director &                Management, Inc.
   Director                        BlackRock Institutional                 Managing Director & Director
                                      Management Corp.
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.

John Moran                         BlackRock Capital                       Managing Director & Director
   Managing Director &                Management, Inc.
   Director                        BlackRock Institutional                 Managing Director, Director
                                      Management Corp.
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Investments, Inc.             President

Thomas Nevin                       BlackRock Capital                       Managing Director & Director
   Managing Director &                Management, Inc.
   Director                        BlackRock Institutional                 Managing Director & Director
                                      Management Corp.
                                   BlackRock, Inc.                         Managing Director
                                   BlackRock Financial                     Managing Director
                                      Management, Inc.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

     The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Francis D. Antin                   Boston Safe Deposit and Trust           Senior Vice President
   Director                           Company
                                   TBCAM Holdings, LLC                     Director

Corey Griffin                      Boston Safe Deposit and Trust           Senior Vice President
   CEO, Director                      Company
                                   TBCAM Holdings, LCC                     Director
                                   The Boston Company Asset                President and CEO
                                      Management, LLC

Stephen Canter                     Dreyfus Corporation                     CEO, COO, Chairman of the
   Director                                                                  Board
                                   Dreyfus Trust Company                   Director, Chairman, President,
                                                                             CEO
                                   Newton Management Limited               Director
                                   Franklin Portfolio Associates,          Director
                                      LLC
                                   Franklin Portfolio Holdings, Inc.       Director
                                   TBCAM Holdings, LCC                     Director
                                   Mellon Capital Management               Director
                                      Corp.
                                   Mellon Financial Corp.                  Vice Chairman
                                   Mellon Equity Associates, LLP           Executive Committee
                                   Mellon Bond Associates, LLP             Executive Committee
                                   Founders Asset Management,              Member of Board of Managers
                                      LLC

John Nagoniak                      Franklin Portfolio Holdings LLC         Director
   Director                        Mellon Equity Associates, LLP           Director
                                   TBCAM Holdings LLC                      Director
                                   Mellon Capital Management               Director
                                      Corp.
                                   Newton Investment                       Director
                                      Management Limited
                                   Standish Mellon Asset                   Director
                                      Management LLC
                                   Standish Mellon Asset                   Member of Board of Managers
                                      Management Holdings LLC

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Mellon HBV Company LTD                  Director
                                   Foxstone Financial Inc.                 Director

Ronald O'Hanley                    Mellon Financial Corporation            Vice Chairman
   Director                        Newton Asset Management                 Director
                                   Mellon Capital Management               Director
                                   Prime Advisors                          Director
                                   Franklin Portfolio Associates           Director
                                   Mellon Equity Associates, LLP           Director
                                   TBCAM Holdings LLC                      Director
                                   Mellon Global Investments               Director
                                   Buck Consultants, Inc.                  Director
                                   Dreyfus Corporation                     Vice Chairman, Director
                                   Mellon Global Investments               Member, Director
                                      Co., LTD
                                   Mellon Capital Management               Director
                                      Corp.
                                   Mellon Bank N.A.                        Vice Chairman, Director

Peter Higgins                      TBCAM Holdings, LLC                     Director
   Director                        Boston Safe Deposit and Trust           Vice President
                                   The Dreyfus Corporation                 Portfolio Manager

David K. Henry                     Boston Safe Deposit and Trust           Senior Vice President
   Senior Vice President              Company
                                   The Dreyfus Corporation                 Portfolio Manager
                                   The Boston Company Asset                Senior Vice President
                                      Management, LLC

Carolyn Kedersha                   The Dreyfus Corporation                 Portfolio Manager
   Senior Vice President           The Boston Company Asset                Senior Vice President
                                      Management, LLC

CAPITAL GUARDIAN TRUST COMPANY

     Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Andrew F. Barth                    Capital International Research,         Director, President and Research
   Director and President             Inc.                                 Director

Michael D. Beckman                 The Capital Group Companies             Director
   Director, Senior                Capital International Asset             Chief Financial Officer and
   Vice President                     Management (Canada), Inc.              Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Capital Group International, Inc.       Senior Vice President
                                   Capital Guardian Trust                  Director
                                      Company of Nevada
                                   Capital International Asset             Director and President
                                      Management, Inc.
                                   Capital International Financial         Director, President and Treasurer
                                      Services, Inc.

Michael A. Burik                   Capital International Financial         Vice President and Secretary
   Senior Vice President and          Services, Inc.
   Senior Counsel                  Capital International, Inc.             Senior Vice President and Senior
                                                                             Counsel

Elizabeth A. Burns                                   --                                     --
   Senior Vice President

Roberta A. Conroy                  Capital Group International,            Secretary
   Senior Vice President and          Inc.
   Senior Counsel                  Capital International, Inc.             Senior Vice President and Senior
                                                                             Counsel

Scott M. Duncan                                      --                                     --
   Senior Vice President

John B. Emerson                    Capital Guardian Trust                  Director and President
   Senior Vice President              Company, a Nevada
                                      Corporation

Michael R. Ericksen                Capital International Limited           Director and President
   Director and Senior
   Vice President

Michael A. Felix                   Capital Guardian (Canada), Inc.         Senior Vice President and
   Senior Vice President                                                     Treasurer
   and Treasurer                   Capital International, Inc.             Director and Senior Vice
                                                                             President

David I. Fisher                    Capital International, Inc.             Director, Vice Chairman
   Director, Chairman              Capital International Limited           Director, Vice Chairman
                                   Capital Group International,            Director, Chairman
                                      Inc.
                                   Capital International                   Director, President
                                      Limited (Bermuda)
                                   The Capital Group Companies,            Director
                                      Inc.
                                   Capital International Research,         Director
                                      Inc.
                                   Capital Group Research, Inc.            Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Clive N. Gershon                                     --                                     --
   Senior Vice President

Richard N. Havas                   Capital International, Inc.             Senior Vice President
   Senior Vice President           Capital International Limited           Senior Vice President
                                   Capital International Research,         Senior Vice President
                                      Inc.
                                   Capital Guardian (Canada), Inc.         Director and Senior
                                                                             Vice President
                                   Capital International Asset             Director
                                      Management (Canada), Inc.

Frederick M. Hughes, Jr.                             --                                     --
   Senior Vice President

Mary M. Humphrey                                     --                                     --
   Senior Vice President

William H. Hurt                    Capital Guardian Trust                  Director, Chairman
   Senior Vice President              Company, a Nevada
                                      Corporation
                                   Capital Strategy Research, Inc.         Director, Chairman

Peter C. Kelly                     Capital International, Inc.             Director, Senior Vice President,
   Director, Senior Vice                                                     Senior Counsel, Secretary
   President, Senior Counsel       Capital International Emerging          Director
                                      Markets Fund

Charles A. King                                      --                                     --
   Senior Vice President

Robert G. Kirby                    The Capital Group Companies,            Senior Partner
   Chairman Emeritus                  Inc.

Nancy J. Kyle                      Capital Guardian (Canada),              Director, President
   Director, Senior                   Inc.
   Vice President

Karin L. Larson                    Capital Group Research, Inc.            Director, Chairperson, President
   Director                        Capital International Research,         Director, Chairperson
                                      Inc.

Lianne K. Mair                                       --                                     --
   Senior Vice President

James R. Mulally                   Capital International Limited           Senior Vice President
   Director, Senior
   Vice President

Shelby Notkin                      Capital Guardian Trust                  Director
   Director, Senior                   Company, a Nevada
   Vice President                     Corporation

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Michael E. Nyeholt                                   --                                     --
   Senior Vice President

Mary M. O'Hern                     Capital International Limited           Senior Vice President
   Senior Vice President           Capital International, Inc.             Senior Vice President

Jeffrey C. Paster                                    --                                     --
   Senior Vice President

Jason M. Pilalas                   Capital International Research,         Senior Vice President
   Director                           Inc.

Paula B. Pretlow                                     --                                     --
   Senior Vice President

George L. Romine, Jr.                                --                                     --
   Senior Vice President

Robert Ronus                       Capital Guardian (Canada), Inc.         Director, Chairman
   Director, Vice Chairman         The Capital Group Companies,            Director, Non-Executive
                                      Inc.                                   Chairman
                                   Capital Group International, Inc.       Director
                                   Capital International, Inc.             Senior Vice President
                                   Capital International Limited           Senior Vice President
                                   Capital International S.A.              Senior Vice President

Theodore R. Samuels                Capital Guardian Trust                  Director
   Director, Senior                   Company, a Nevada
   Vice President                     Corporation

Lionel A. Sauvage                  Capital International, Inc.             Senior Vice President
   Director, Senior                Capital International Research,         Director
   Vice President                     Inc.

John H. Seiter                     The Capital Group Companies             Director
   Director, Executive
   Vice President

Karen L. Sexton                                      --                                     --
   Senior Vice President

Lawrence R. Solomon                Capital International Research,         Senior Vice President
   Director, Vice President           Inc.
                                   Capital Management Services,            Director
                                      Inc.

Eugene P. Stein                    The Capital Group Companies,            Director
   Director, Vice Chairman            Inc.

Andrew P. Stenovec                                   --                                     --
   Senior Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Jill A. Sumiyasu                                     --                                     --
   Senior Vice President

Phillip A. Swan                                      --                                     --
   Senior Vice President

Shaw B. Wagener                    The Capital Group Companies,            Director
   Director                           Inc.
                                   Capital International                   Director
                                      Management Company S. A.
                                   Capital International, Inc.             Director, Chairman
                                   Capital Group International, Inc.       Director, Senior Vice President

Eugene M. Waldron                                    --                                     --
   Senior Vice President

Alan J. Wilson                     Capital International Research,         Director, Executive Vice
   Director, Vice President           Inc.                                   President, Research
                                                                             Director--U.S.

CITIGROUP ASSET MANAGEMENT LIMITED

     Citigroup Asset Management Limited ("Citigroup") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Citigroup is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, United Kingdom. Citigroup is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Linda Davies                                         --                                     --
   General Counsel, European
   Management Committee
   Member

Richard McNamara                                     --                                     --
   Director, Finance Officer
   and European Management
   Committee Member

Michael McElroy                                      --                                     --
   Director, Head of Equity
   Investment and European
   Management Committee
   Member

May Steele                                           --                                     --
   Head of Human Resources,
   European Management
   Committee Member

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Christopher Parker                                   --                                     --
   Director, Head of Non-US
   Fixed Income and European
   Management Committee
   Member

John Nestor                        Citigroup Asset Management              Business Head
   Director and Chief                 Europe
   Executive Officer

Margaret Adams                                       --                                     --
   Head of Operations,
   European Management
   Committee Member

Charles Neher                                        --                                     --
   Head of Technology,
   European Management
   Committee Member

Ursula Schliessler                                   --                                     --
   Director, Business Manager
   and European Management
   Committee Member

Paula Marsh                                          --                                     --
   Compliance Officer,
   European Management
   Committee Member

DAVID J. GREENE AND COMPANY, LLC

     David J. Greene and Company, LLC ("D.J. Greene") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Michael C. Greene                                    --                                     --
   Chief Executive Officer

Alan I. Greene                                       --                                     --
   Chairman of Investment
   Committee

Marcia R. Dachs, CPA                                 --                                     --
   Chief Financial Officer

E. Stephen Walsh                                     --                                     --
   Chief Administrative Officer,
   Compliance Principal

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
David R. Pedowitz                                    --                                     --
   Research Analyst

Erwin A. Zeuschner                                   --                                     --
   Portfolio Manager

Robert J. Ravitz, CFA                                --                                     --
   Research Analyst

Benjamin H. Nahum                                    --                                     --
   Research Analyst

Jordan F. Posner                                     --                                     --
   Research Analyst

James R. Greene                                      --                                     --
   Portfolio Manager

Stanley G. Lee                                       --                                     --
   Portfolio Manager

Clarissa Moore                                       --                                     --
   Director of Marketing &
   Client Services

Jack Estes                                           --                                     --
   Marketing Principal

Pong Chan                                            --                                     --
   Director of Information
   Technology

DELAWARE MANAGEMENT COMPANY

     Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Jude T. Driscoll                   Delaware Management Business            President, CEO, Director,
   Chief Executive Officer            Trust                                Trustee
                                   DIAL Holding Company, Inc.              President, CEO, Director, Trustee
                                   Delaware General                        President, CEO, Director, Trustee
                                      Management, Inc.
                                   Delaware Management                     CEO, Director, Trustee
                                      Company, Inc.
                                   Delaware Investments Family of          Chairman
                                      Funds

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Delaware Management Holdings,           President, CEO, Director/Trustee
                                      Inc.
                                   DMH Corp                                President, CEO, Director/Trustee
                                   Delaware Investments U.S., Inc.         President, CEO, Director/Trustee
                                   Delaware Distributors, Inc.             President, CEO, Director/Trustee
                                   Lincoln National Investment             President, CEO, Director/Trustee
                                      Companies, Inc.
                                   Delaware Investment Advisers            President, CEO
                                   Delaware Capital Management             President, CEO
                                   Delaware Distributors, L.P.             Director
                                   Delaware Lincoln Cash                   President
                                      Management
                                   Delaware Service Company, Inc.          Director
                                   Retirement Financial Services,          Director
                                      Inc.
                                   LNC Administrative Services             Director
                                      Corporation
                                   HYPPCO Finance Company Ltd.             Director

John C.E. Campbell                 Delaware Investment Advisers            Executive Vice President, Global
   Executive Vice President,                                                 Marketing & Client Services
   Global Marketing &
   Client Services

Patrick P. Coyne                   Delaware Management Business            Managing Director-Fixed Income
   Senior Vice President,             Trust
   Deputy Chief Investment         Delaware Investments Family of          Senior Vice President, Deputy
   Officer-Fixed Income               Funds                                  CIO
                                   Delaware Investment Advisers            Managing Director, Deputy
                                                                             CIO-Fixed Income
                                   Delaware Capital Management             Managing Director, Deputy
                                                                             CIO-Fixed Income
                                   Delaware Management Holdings,           Managing Director-Fixed Income
                                      Inc.
                                   Lincoln National Investment             Managing Director-Fixed Income
                                      Companies, Inc.

Gerald S. Frey                     Delaware Management Business            Managing Director/CIO-Growth
   Managing Director/                 Trust                                  Investing
   CIO-Growth Investing            Delaware Investment Advisers            Managing Director/CIO-Growth
                                                                             Investing
                                   Delaware Capital Management             Managing Director/CIO-Growth
                                                                             Investing
                                   Delaware Management Holdings,           Managing Director/CIO-Growth
                                      Inc.                                   Investing

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Lincoln National Investment             Managing Director/CIO-Growth
                                      Companies, Inc.                        Investing
                                   Delaware Investments Family of          Managing Director/CIO-Growth
                                      Funds                                  Investing

Lisa O. Brinkley                   Delaware Management Business            Senior Vice President,
   Senior Vice President,             Trust                                  Compliance Director
   Compliance Director             Delaware Investment Advisers            Senior Vice President,
                                                                             Compliance Director
                                   Delaware Capital Management             Senior Vice President,
                                                                             Compliance Director
                                   Delaware Lincoln Cash                   Senior Vice President,
                                      Management                             Compliance Director
                                   Delaware Management Holdings,           Senior Vice President,
                                      Inc.                                   Compliance Director
                                   DMH Corp.                               Senior Vice President,
                                                                             Compliance Director
                                   Delaware Management Company,            Senior Vice President,
                                      Inc.                                   Compliance Director
                                   Delaware Service Company, Inc.          Senior Vice President,
                                                                             Compliance Director
                                   Retirement Financial Services,          Senior Vice President,
                                      Inc.                                   Compliance Director
                                   Delaware Distributors, L.P.             Senior Vice President,
                                                                             Compliance Director
                                   Delaware Distributors, Inc.             Senior Vice President,
                                                                             Compliance Director
                                   Delaware General Management,            Senior Vice President,
                                      Inc.                                   Compliance Director
                                   DIAL Holding Company, Inc.              Senior Vice President,
                                                                             Compliance Director
                                   Lincoln National Investment             Senior Vice President,
                                      Companies, Inc.                        Compliance Director
                                   LNC Administrative Services             Senior Vice President,
                                      Corporation                            Compliance Director
                                   Delaware Investments U.S.               Senior Vice President,
                                                                             Compliance Director
                                   Delaware Investments Family of          Senior Vice President,
                                      Funds                                  Compliance Director
                                   Delaware Management Trust               Senior Vice President,
                                      Company                                Compliance Director,
                                                                             Assistant Secretary

Joseph H. Hastings                 Delaware Management Business            Senior Vice President,
   Senior Vice President,             Trust                                  Treasurer, Controller
   Treasurer, Controller           Delaware Lincoln Cash                   Senior Vice President, Treasurer,
                                      Management                             Controller

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Delaware Capital Management             Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Management Holdings,           Senior Vice President, Treasurer,
                                      Inc.                                   Controller
                                   DMH Corp.                               Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Management Company,            Senior Vice President, Treasurer,
                                      Inc.                                   Controller
                                   Delaware Service Company, Inc.          Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Distributors, L.P.             Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware Distributors, Inc.             Senior Vice President, Treasurer,
                                                                             Controller
                                   Delaware General Management,            Senior Vice President, Treasurer,
                                      Inc.                                   Controller
                                   Delaware Investments U.S., Inc.         Senior Vice President, Treasurer,
                                                                             Controller
                                   DIAL Holding Company, Inc.              Senior Vice President, Treasurer,
                                                                             Controller
                                   Lincoln National Investment             Senior Vice President, Treasurer,
                                      Companies, Inc.                        Controller
                                   LNC Administrative Services             Senior Vice President, Treasurer,
                                      Corporation                            Controller
                                   Delaware Management Trust               Executive Vice President, Chief
                                      Company                                Financial Officer, Treasurer,
                                                                             Director
                                   Retirement Financial Services,          Executive Vice President, Chief
                                      Inc.                                   Financial Officer
                                   Delaware International                  Senior Vice President, Treasurer,
                                      Holdings Ltd.                          Corporate Controller
                                   Delaware Investment Advisors            Senior Vice President, Controller
                                   Delaware Investments Family of          Senior Vice President, Controller
                                      Funds

Joanne O. Hutcheson                Delaware Management Business            Senior Vice President, Human
   Senior Vice President,             Trust                                  Resources
   Human Resources                 Delaware Investment Advisers            Senior Vice President, Human
                                                                             Resources
                                   Delaware Capital Management             Senior Vice President, Human
                                                                             Resources
                                   Delaware Lincoln Cash                   Senior Vice President, Human
                                      Management                             Resources
                                   Delaware Management                     Senior Vice President, Human
                                      Holdings, Inc.                         Resources

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   DMH Corp.                               Senior Vice President, Human
                                                                             Resources
                                   Delaware Management Company,            Senior Vice President, Human
                                      Inc.                                   Resources
                                   Delaware Service Company, Inc.          Senior Vice President, Human
                                                                             Resources
                                   Retirement Financial Services,          Senior Vice President, Human
                                      Inc.                                   Resources
                                   Delaware Management Trust               Senior Vice President, Human
                                      Company                                Resources
                                   Delaware Distributors, L.P.             Senior Vice President, Human
                                                                             Resources
                                   Delaware Distributors, Inc.             Senior Vice President, Human
                                                                             Resources
                                   Delaware General Management,            Senior Vice President, Human
                                      Inc.                                   Resources
                                   Delaware Investments U.S., Inc.         Senior Vice President, Human
                                                                             Resources
                                   DIAL Holding Company, Inc.              Senior Vice President, Human
                                                                             Resources
                                   Lincoln National Investment             Senior Vice President, Human
                                      Companies, Inc.                        Resources
                                   LNC Administrative Services             Senior Vice President, Human
                                      Corporation                            Resources
                                   Delaware Investments Family of          Senior Vice President, Human
                                      Funds                                  Resources

Richelle S. Maestro                Delaware Investment Advisers            Senior Vice President, General
   Senior Vice President,                                                    Counsel, Secretary
   General Counsel,                Delaware Lincoln Cash                   Senior Vice President, General
   Secretary                          Management                             Counsel, Secretary
                                   Delaware Management                     Senior Vice President, General
                                      Holdings, Inc.                         Counsel, Secretary
                                   DMH Corp., Inc.                         Senior Vice President, General
                                                                             Counsel, Secretary
                                   Delaware Management Trust               Senior Vice President, General
                                      Company                                Counsel, Secretary
                                   Delaware Management Business            Senior Vice President, General
                                      Trust                                  Counsel, Secretary
                                   Lincoln National Investment             Senior Vice President, General
                                      Companies, Inc.                        Counsel, Secretary
                                   DIAL Holding Company                    Senior Vice President, Deputy
                                                                             General Counsel, Secretary
                                   Delaware Investments U.S., Inc.         Senior Vice President, Deputy
                                                                             General Counsel, Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Delaware General Management,            Senior Vice President, Deputy
                                      Inc.                                   General Counsel, Secretary
                                   Delaware Management Company,            Senior Vice President, Deputy
                                      Inc.                                   General Counsel, Secretary
                                   Delaware Service Company, Inc.          Senior Vice President, Deputy
                                                                             General Counsel, Secretary
                                   Retirement Financial Services,          Senior Vice President, Deputy
                                      Inc.                                   General Counsel, Secretary
                                   LNC Administrative Services             Senior Vice President, Deputy
                                      Corporation                            General Counsel, Secretary
                                   Delaware Investments Family of          Senior Vice President, Deputy
                                      Funds                                  General Counsel, Secretary
                                   Delaware International                  Senior Vice President, Deputy
                                      Holdings Ltd.                          General Counsel, Assistant
                                                                             Secretary
                                   Delaware Distributors, Inc.             Senior Vice President, General
                                                                             Counsel, Secretary, Director
                                   Delaware Capital Management             Senior Vice President, General
                                                                             Counsel, Secretary, Director
                                   Delaware Distributors, L.P.             Senior Vice President, General
                                                                             Counsel, Secretary
                                   Tri-R Associates                        General Partner

David F. Connor                    Delaware Management Business            Vice President, Deputy General
   Vice President, Deputy             Trust                                  Counsel, Assistant Secretary
   General Counsel, Assistant      Delaware Investment Advisers            Vice President, Deputy General
   Secretary                                                                 Counsel, Assistant Secretary
                                   Delaware Lincoln Cash                   Vice President, Deputy General
                                      Management                             Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management                     Vice President, Deputy General
                                      Holdings, Inc.                         Counsel, Assistant Secretary
                                   DMH Corp.                               Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   DIAL Holding Company, Inc.              Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Investments U.S., Inc.         Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management Company,            Vice President, Deputy General
                                      Inc.                                   Counsel, Assistant Secretary
                                   Delaware Service Company, Inc.          Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Retirement Financial Services,          Vice President, Deputy General
                                      Inc.                                   Counsel, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Delaware Management Trust               Vice President, Deputy General
                                      Company                                Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Deputy General
                                                                             Counsel, Assistant Secretary
                                   Delaware General Management,            Vice President, Deputy General
                                      Inc.                                   Counsel, Assistant Secretary
                                   Lincoln National Investment             Vice President, Deputy General
                                      Companies, Inc.                        Counsel, Assistant Secretary
                                   LNC Administrative Services             Vice President, Deputy General
                                      Corporation                            Counsel, Assistant Secretary
                                   Delaware Investments Family of          Vice President, Deputy General
                                      Funds                                  Counsel, Assistant Secretary
                                   Lincoln National Income Fund,           Secretary
                                      Inc.
                                   Lincoln National Convertible            Secretary
                                      Securities Fund, Inc.

David P. O'Connor                  Delaware Management Business            Vice President, Associate
   Vice President, Associate          Trust                                  General Counsel, Assistant
   General Counsel, Assistant                                                Secretary
   Secretary                       Delaware Investment Advisers            Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Lincoln Cash                   Vice President, Associate General
                                      Management                             Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management Holdings,           Vice President, Associate General
                                      Inc.                                   Counsel, Assistant Secretary
                                   DMH Corp.                               Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Management Company,            Vice President, Associate General
                                      Inc.                                   Counsel, Assistant Secretary
                                   Delaware Service Company Inc.           Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Retirement Financial Services,          Vice President, Associate General
                                      Inc.                                   Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware General Management,            Vice President, Associate General
                                      Inc.                                   Counsel, Assistant Secretary
                                   Delaware Investments U.S., Inc.         Vice President, Associate General
                                                                             Counsel, Assistant Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   DIAL Holding Company, Inc.              Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Lincoln National Investment             Vice President, Associate General
                                      Companies, Inc.                        Counsel, Assistant Secretary
                                   LNC Administrative Services             Vice President, Associate General
                                      Corporation                            Counsel, Assistant Secretary
                                   Delaware Investments Family of          Vice President, Associate General
                                      Funds                                  Counsel, Assistant Secretary

Kevin S. Lee                       Delaware Management Business            Vice President, Assistant
   Vice President, Assistant          Trust                                  Controller
   Controller                      Delaware Investment Advisers            Vice President, Assistant
                                                                             Controller
                                   Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                             Controller
                                   Delaware Capital Management,            Vice President, Assistant
                                      Inc.                                   Controller
                                   Delaware Management Holdings,           Vice President, Assistant
                                      Inc.                                   Controller
                                   DMH Corp.                               Vice President, Assistant
                                                                             Controller
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                             Controller
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                             Controller
                                   Delaware Management Company,            Vice President, Assistant
                                      Inc.                                   Controller
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                             Controller
                                   Retirement Financial Services,          Vice President, Assistant
                                      Inc.                                   Controller
                                   Delaware Management Trust               Vice President, Assistant
                                      Company                                Controller
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                             Controller
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                             Controller
                                   Delaware General Management,            Vice President, Assistant
                                      Inc.                                   Controller
                                   Lincoln National Investment             Vice President, Assistant
                                      Companies, Inc.                        Controller
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                            Controller

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Brian L. Murray. Jr.               Delaware Management Business            Vice President, Associate General
   Vice President, Associate          Trust                                  Counsel, Assistant Secretary
   General Counsel, Assistant
   Secretary                       Delaware Investment Advisers            Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Capital Management             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Service Company,               Vice President, Associate General
                                      Inc.                                   Counsel, Assistant Secretary
                                   Delaware Distributors, Inc.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Retirement Financial Services,          Vice President, Associate General
                                      Inc.                                   Counsel, Assistant Secretary
                                   Delaware Distributors, L.P.             Vice President, Associate General
                                                                             Counsel, Assistant Secretary
                                   Delaware Investments Family of          Vice President, Associate General
                                      Funds                                  Counsel, Assistant Secretary

Richard Salus                      Delaware Management Business            Vice President, Assistant
   Vice President, Assistant          Trust                                  Controller
   Controller                      Delaware Investment Advisers            Vice President, Assistant
                                                                             Controller
                                   Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                             Controller
                                   Delaware Capital Management             Vice President, Assistant
                                                                             Controller
                                   Delaware Management Holdings,           Vice President, Assistant
                                      Inc.                                   Controller
                                   DMH Corp.                               Vice President, Assistant
                                                                             Controller
                                   Delaware Management Company,            Vice President, Assistant
                                      Inc.                                   Controller
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                             Controller
                                   Retirement Financial Service, Inc.      Vice President, Assistant
                                                                             Controller
                                   Delaware Management Trust               Vice President, Assistant
                                      Company                                Controller
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                             Controller
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                             Controller
                                   Delaware International Holdings         Vice President, Assistant
                                      Ltd.                                   Controller
                                   Delaware General Management,            Vice President, Assistant
                                      Inc.                                   Controller

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                             Controller
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                             Controller
                                   Lincoln National Investment             Vice President, Assistant
                                      Companies, Inc.                      Controller
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                            Controller

Richard D. Seidel                  Delaware Investment Advisers            Vice President, Assistant
   Vice President, Assistant                                                 Controller, Manager-Payroll
   Controller, Manager-Payroll     Delaware Lincoln Cash                   Vice President, Assistant
                                      Management                             Controller, Manager-Payroll
                                   Delaware Investments U.S., Inc.         Vice President, Assistant
                                                                             Controller, Manager-Payroll
                                   Delaware General Management,            Vice President, Assistant
                                      Inc.                                   Controller, Manager-Payroll
                                   Delaware Distributors, Inc.             Vice President, Assistant
                                                                             Controller, Manager-Payroll
                                   Delaware Management Business            Vice President, Assistant
                                      Trust                                  Controller, Manager-Payroll
                                   Retirement Financial Services,          Vice President, Assistant
                                      Inc.                                   Controller, Manager-Payroll
                                   Lincoln Investment Companies,           Vice President, Assistant
                                      Inc.                                   Controller, Manager-Payroll
                                   LNC Administrative Services             Vice President, Assistant
                                      Corporation                            Controller, Manager-Payroll
                                   Delaware Capital Management             Vice President, Assistant
                                                                             Treasurer
                                   Delaware Management Holdings,           Vice President, Assistant
                                      Inc.                                   Treasurer
                                   DMH Corp.                               Vice President, Assistant
                                                                             Treasurer
                                   DIAL Holding Company, Inc.              Vice President, Assistant
                                                                             Treasurer
                                   Delaware Service Company, Inc.          Vice President, Assistant
                                                                             Treasurer
                                   Delaware Distributors, L.P.             Vice President, Assistant
                                                                             Treasurer

Joel A. Ettinger                   Delaware Investment Advisers            Vice President, Taxation
   Vice President, Taxation        Delaware Lincoln Cash                   Vice President, Taxation
                                      Management
                                   Delaware Capital Management,            Vice President, Taxation
                                      Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Delaware Management                     Vice President, Taxation
                                      Holdings, Inc.
                                   DMH Corp.                               Vice President, Taxation
                                   DIAL Holding Company, Inc.              Vice President, Taxation
                                   Delaware Investments U.S., Inc.         Vice President, Taxation
                                   Delaware Management Company,            Vice President, Taxation
                                      Inc.
                                   Delaware Service Company,               Vice President, Taxation
                                      Inc.
                                   Retirement Financial Services,          Vice President, Taxation
                                      Inc.
                                   Delaware Distributors, L.P.             Vice President, Taxation
                                   Delaware Distributors, Inc.             Vice President, Taxation
                                   Delaware General Management,            Vice President, Taxation
                                      Inc.
                                   Delaware Management Business            Vice President, Taxation
                                      Trust
                                   Lincoln National Investment             Vice President, Taxation
                                      Companies, Inc.
                                   LNC Administrative Services             Vice President, Taxation
                                      Corporation
                                   Delaware Investments Family of          Vice President, Taxation
                                      Funds
                                   Lincoln National Income Fund            Assistant Secretary
                                   Lincoln National Convertible            Assistant Secretary
                                      Securities Fund, Inc.

Douglas L. Anderson                Delaware Service Company, Inc.          Senior Vice President, Operations
   Senior Vice President,          Delaware Distributors, L.P.             Senior Vice President, Operations
   Operations                      Delaware Distributors, Inc.             Senior Vice President, Operations
                                   Retirement Financial Services,          Senior Vice President, Operations
                                      Inc.
                                   Delaware Management Trust               Senior Vice President, Operations,
                                      Company                                Director

Robert R. Arnold                   Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Capital Management             Senior Vice President, Senior
                                                                             Portfolio Manager
                                   Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                  Portfolio Manager

Marshall T. Bassett                Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                  Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Christopher S. Beck                Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Capital Management             Senior Vice President, Senior
                                                                             Portfolio Manager
                                   Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                  Portfolio Manager

Michael P. Bishof                  Delaware Capital Management             Senior Vice President, Investment
   Senior Vice President,                                                    Accounting
   Investment Accounting           Delaware Service Company, Inc.          Senior Vice President, Investment
                                                                             Accounting
                                   Delaware Distributors, L.P.             Senior Vice President, Investment
                                                                             Accounting
                                   Delaware Investment Advisers            Senior Vice President, Treasurer,
                                                                             Investment Accounting
                                   Delaware International                  Senior Vice President, Manager of
                                      Holdings Ltd.                          Investment Accounting
                                   Delaware Investments Family of          Senior Vice President, Treasurer
                                      Funds
                                   Lincoln National Income Fund,           Treasurer
                                      Inc.
                                   Lincoln National Convertible            Treasurer
                                      Securities Fund, Inc.

Ryan K. Brist                      Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                  Portfolio Manager
                                   Lincoln National Income Fund,           Vice President
                                      Inc.

Timothy G. Connors                 Delaware Capital Management,            Senior Vice President, Chief
   Senior Vice President,             Inc.                                   Investment Officer-Value
   Chief Investment                                                          Investing
   Officer-Value Investing         Delaware Investments Family of          Senior Vice President, Chief
                                      Funds                                  Investment Officer-Value
                                                                             Investing
                                   Delaware Investment Advisers            Senior Vice President, Chief
                                                                             Investment Officer-Value
                                                                             Investing

Nancy M. Crouse                    Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                  Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
George E. Deming                   Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                  Portfolio Manager
                                   Delaware International Advisers         Director
                                      Ltd.

Robert J. DiBraccio                Delaware Investment Advisers            Senior Vice President, Head of
   Senior Vice President,                                                    Equity Trading
   Head of Equity Trading          Delaware Lincoln Investment             Senior Vice President, Head of
                                      Advisers                               Equity Trading
                                   Delaware Capital Management             Senior Vice President, Head of
                                                                             Equity Trading

J. Paul Dokas                      Delaware Investment Advisers            Senior Vice President, Director of
   Senior Vice President,                                                    Research-Quantitative
   Director of                     Delaware Lincoln Investment             Senior Vice President, Director of
   Research-Quantitative              Advisers                               Research-Quantitative
                                   Delaware Investments Family of          Senior Vice President, Director of
                                      Funds                                  Research-Quantitative

John B. Fields                     Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Senior Vice President, Senior
                                      Funds                                  Portfolio Manager
                                   Delaware Management Business            Trustee
                                      Trust

John A. Heffern                    Delaware Investment Advisers            Senior Vice President, Portfolio
   Senior Vice President,                                                    Manager
   Portfolio Manager               Delaware Investments Family of          Senior Vice President, Portfolio
                                      Funds                                  Manager

Karina J. Istvan                   Delaware Investment Advisers            Senior Vice President, Retail
   Senior Vice President,                                                    Investors Services
   Retail Investors Services       Delaware Capital Management             Senior Vice President, Retail
                                                                             Investors Services
                                   Delaware Distributors, Inc.             Senior Vice President, Retail
                                                                             Investors Services
                                   Retirement Financial Services,          Senior Vice President, Retail
                                      Inc.                                   Investors Services
                                   Delaware Distributors, L.P.             Senior Vice President, Retail
                                                                             Investors Services
                                   Delaware Investments Family of          Senior Vice President, Retail
                                      Funds                                  Investors Services

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Susan L. Natalini                  Delaware Investment Advisers            Senior Vice President, Global
   Senior Vice President,                                                    Marketing & Client Services
   Global Marketing &
   Client Services

Michael S. Morris                  Delaware Investment Advisers            Senior Vice President, Portfolio
   Senior Vice President,                                                    Manager
   Portfolio Manager               Delaware Investments Family of          Vice President, Senior Equity
                                      Funds                                  Analyst

John J. O'Connor                   Delaware Service Company, Inc.          Senior Vice President, Investment
   Senior Vice President,                                                    Accounting
   Investment Accounting           Delaware Investment Advisers            Senior Vice President, Investment
                                                                             Accounting, Assistant Treasurer
                                   Delaware Investments Family of          Senior Vice President, Assistant
                                      Funds                                  Treasurer
                                   Lincoln National Income Fund,           Assistant Treasurer
                                      Inc.
                                   Lincoln National Convertible            Assistant Treasurer
                                      Securities Fund, Inc.

Timothy L. Rabe                    Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Portfolio Manager
   Senior Portfolio Manager        Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                  Manager

Paul M. Ross                       Delaware Investment Advisers            Senior Vice President, Global
   Senior Vice President,                                                    Marketing & Client Services
   Global Marketing &
   Client Services

James L. Shields                   Delaware Investment Advisers            Senior Vice President, Chief
   Senior Vice President,                                                    Information Officer
   Chief Information Officer       Delaware Capital Management             Senior Vice President, Chief
                                                                             Information Officer
                                   Delaware Service Company, Inc.          Senior Vice President, Chief
                                                                             Information Officer
                                   Retirement Financial Services,          Senior Vice President, Chief
                                      Inc.                                   Information Officer
                                   Delaware Distributors, L.P.             Senior Vice President, Chief
                                                                             Information Officer

David Starer                       Delaware Investment Advisers            Senior Vice President, Portfolio
   Senior Vice President,                                                    Manager, Senior Equity Analyst
   Portfolio Manager, Senior       Delaware Investments Family             Senior Vice President, Portfolio
   Equity Analyst                     of Funds                               Manager, Senior Equity Analyst

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Ward W. Tatge                      Delaware Investment Advisers            Senior Vice President, Senior
   Senior Vice President,                                                    Research Analyst
   Senior Research Analyst         Delaware Investment Family              Senior Vice President, Senior
                                      of Funds                               Research Analyst

Gary T. Abrams                     Delaware Investment Advisers            Vice President, Equity Trader
   Vice President,
   Equity Trader

Christopher S. Adams               Delaware Investment Advisers            Vice President, Senior Equity
   Vice President,                                                           Analyst
   Senior Equity Analyst           Delaware Investments Family of          Vice President, Senior Equity
                                      Funds                                  Analyst

Damon J. Andres                    Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio Manager
   Portfolio Manager                  Funds

Joseph Baxter                      Delaware Investment Advisers            Vice President, Senior Municipal
   Vice President,                                                           Bond Trader
   Portfolio Manager

Richard E. Biester                 Delaware Investment Advisers            Vice President, Equity Trader
   Vice President,
   Equity Trader

Vincent A. Brancaccio              Delaware Investment Advisers            Vice President, Senior Equity
   Vice President,                                                           Trader
   Senior Equity Trader

Michael P. Buckley                 Delaware Investment Advisers            Vice President, Portfolio
   Vice President,                                                           Manager, Senior Municipal
   Portfolio Manager,                                                        Bond Analyst
   Senior Municipal Bond           Delaware Investments Family of          Vice President, Portfolio
   Analyst                            Funds                                  Manager, Senior Municipal
                                                                             Bond Analyst

MaryEllen M. Carrozza              Delaware Investment Advisers            Vice President, Client Services
   Vice President,                 Delaware General Management,            Vice President, Client Services
   Client Services                    Inc.
                                   Delaware Investments Family of          Vice President, Client Services
                                      Funds

Stephen R. Cianci                  Delaware Investment Advisers            President, Senior Portfolio
   President, Senior                                                         Manager
   Portfolio Manager               Delaware Investments Family of          President, Senior Portfolio
                                      Funds                                  Manager
                                   Delaware Capital Management             Vice President, Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Mitchell L. Conery                 Delaware Investment Advisers            Vice President, Senior Portfolio
   Vice President, Senior                                                    Manager
   Portfolio Manager               Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                  Manager

Scott E. Decatur                   Delaware Investment Advisers            Vice President, Senior Equity
   Vice President, Senior                                                    Analyst
   Equity Analyst                  Delaware Investments Family of          Vice President, Senior Equity
                                      Funds                                  Analyst

Joseph F. DeMichele                Delaware Investment Advisers            Vice President, Senior High
   Vice President, High Grade                                                Grade Trading
   Trading

Phoebe W. Figland                  Delaware Service Company, Inc.          Vice President, Investment
   Vice President,                                                           Accounting
   Investment Accounting           Delaware Investments Family of          Vice President, Investment
                                      Funds                                  Accounting
                                   Lincoln National Income Fund,           Assistant Secretary
                                      Inc.
                                   Lincoln National Convertible            Assistant Secretary
                                      Securities Fund, Inc.

Joseph Fiorilla                    Delaware Investment Advisers            Vice President, Trading
   Vice President,                                                           Operations
   Trading Operations

Charles E. Fish                    Delaware Investment Advisers            Vice President, Senior Equity
   Vice President,                                                           Trader
   Senior Equity Trader

Clifford M. Fisher                 Delaware Investment Advisers            Vice President, Senior Bond
   Vice President, Senior                                                    Trader
   Bond Trader

Denise A. Franchetti               Delaware Investment Advisers            Vice President, Portfolio
   Vice President,                                                           Manager, Municipal Bond
   Portfolio Manager,                                                        Credit Analyst
   Municipal Bond Credit           Delaware Investments Family of          Vice President, Portfolio
   Analyst                            Funds                                  Manager, Municipal Bond
                                                                             Credit Analyst

Brian Funk                         Delaware Investment Advisers            Vice President, High Yield
   Vice President,                                                           Analyst
   High Yield Analyst              Delaware Investments Family of          Vice President, High Yield
                                      Funds                                  Analyst

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
James A. Furgele                   Delaware Investment Advisers            Vice President, Investment
   Vice President,                                                           Accounting
   Investment Accounting           Delaware Service Company, Inc.          Vice President, Investment
                                                                             Accounting
                                   Delaware Investments Family of          Vice President, Investment
                                      Funds                                  Accounting

Brent C. Garrells                  Delaware Investment Advisers            Vice President, High Yield
   Vice President,                                                           Analyst
   High Yield Analyst              Delaware Investments Family of          Vice President, High Yield
                                      Funds                                  Analyst

Stuart M. George                   Delaware Investment Advisers            Vice President, Equity Trader
   Vice President,
   Equity Trader

Robert E. Ginsberg                 Delaware Investment Advisers            Vice President, Senior Equity
   Vice President, Senior                                                    Analyst
   Equity Analyst                  Delaware Investments Family of          Vice President, Senior Equity
                                      Funds                                  Analyst

Barry Gladstein                    Delaware Investment Advisers            Vice President, Equity Analyst
   Vice President,                 Delaware Capital Management             Vice President, Equity Analyst
   Equity Analyst                  Delaware Investments Family of          Vice President, Equity Analyst
                                      Funds

Paul Grillo                        Delaware Investment Advisers            Vice President, Senior Portfolio
   Vice President, Senior                                                    Manager
   Portfolio Manager               Delaware Capital Management             Vice President, Senior Portfolio
                                                                             Manager
                                   Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                  Manager

Brian T. Hannon                    Delaware Investment Advisers            Vice President, Equity Analyst
   Vice President,                 Delaware Investments Family of          Vice President, Equity Analyst
   Equity Analyst                     Funds

Jonathan Hatcher                   Delaware Investment Advisers            Vice President, Senior High Yield
   Vice President, Senior                                                    Trader
   High Yield Trader

Francis J. Houghton, Jr.           Delaware Investment Advisers            Vice President, Senior Portfolio
   Vice President, Senior                                                    Manager
   Portfolio Manager               Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                  Manager

Jeffrey W. Hynoski                 Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio
   Portfolio Manager                  Funds                                  Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Cynthia Isom                       Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio Manager
   Portfolio Manager                  Funds

Audrey E. Kohart                   Delaware Investment Advisers            Vice President, Assistant
   Vice President, Assistant                                                 Controller-Corporate
   Controller-Corporate                                                      Accounting
   Accounting

Steven T. Lampe                    Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Capital Management             Vice President, Portfolio Manager
   Portfolio Manager               Delaware Investments Family of          Vice President, Portfolio Manager
                                      Funds

SooHee Lee-Lim                     Delaware Investment Advisers            Vice President, Client Services
   Vice President,
   Client Services

Andrew M. McCullagh, Jr.           Delaware Investment Advisers            Vice President, Senior Portfolio
   Vice President, Senior                                                    Manager
   Portfolio Manager               Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                  Manager

Francis X. Morris                  Delaware Investment Advisers            Vice President, Senior Portfolio
   Vice President, Senior                                                    Manager
   Portfolio Manager               Delaware General Management,            Vice President, Senior Portfolio
                                      Inc.                                   Manager
                                   Delaware Investments Family of          Vice President, Senior Portfolio
                                      Funds                                  Manager
                                   Delaware Capital Management             Vice President, Senior Equity
                                                                             Analyst

John R. Murray                     Delaware Investment Advisers            Assistant Vice President, Senior
   Vice President, Senior                                                    Equity Analyst
   Equity Analyst

Philip O. Obazee                   Delaware Investment Advisers            Vice President, Derivatives
   Vice President,                                                           Manager
   Derivatives Manager             Delaware Investments Family of          Vice President, Derivatives
                                      Funds                                  Manager

Kevin C. Schildt                   Delaware Investment Advisers            Vice President, Senior Municipal
   Vice President, Senior                                                    Credit Analyst
   Municipal Credit Analyst        Delaware Investments Family of          Vice President, Senior Research
                                      Funds                                  Analyst

Robert D. Schwartz                 Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio
   Portfolio Manager                  Funds                                  Manager
                                   Lincoln National Convertible            Vice President
                                      Securities Fund, Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Brenda L. Sprigman                 Delaware Investment Advisers            Vice President, Business
   Vice President, Business                                                  Manager-Fixed Income
   Manager-Fixed Income

Matthew J. Stephens                Delaware Investment Advisers            Vice President, Senior High
   Vice President, Senior                                                    Grade Analyst
   High Grade Analyst              Delaware Investments Family of          Vice President, Senior High
                                      Funds                                  Grade Analyst

Michael T. Taggart                 Delaware Investment Advisers            Vice President, Facilities &
   Vice President, Facilities &                                              Administrative Services
   Administrative Services         Delaware Service Company, Inc.          Vice President, Facilities &
                                                                             Administrative Services
                                   Delaware Distributors, L.P.             Vice President, Facilities &
                                                                             Administrative Services
                                   Delaware Distributors, Inc.             Vice President, Facilities &
                                                                             Administrative Services

Thomas J. Trotman                  Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio Manager
   Portfolio Manager                  Funds

Lori P. Wachs                      Delaware Investment Advisers            Vice President, Portfolio Manager
   Vice President,                 Delaware Investments Family of          Vice President, Portfolio Manager
   Portfolio Manager                  Funds

Laura Wagner                       Delaware Service Company, Inc.          Vice President, Investment
   Vice President,                                                           Accounting
   Investment Accounting           Delaware Investments Family of          Vice President, Investment
                                      Funds                                  Accounting

Chris Welker                       Delaware Investment Advisers            Vice President,
   Vice President,                                                           Senior High Grade Trader
   Senior High Grade Trader

James J. Wright                    Delaware Investment Advisers            Vice President,
   Vice President,                                                           Senior Equity Analyst
   Senior Equity Analyst           Delaware Investments Family of          Vice President,
                                      Funds                                  Senior Equity Analyst

EMERGING MARKETS MANAGEMENT, L.L.C.

     Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investement adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Antoine W. van Agtmael             Emerging Markets Investors              Managing Director, President,
   Managing Director,                 Corporation                            Chief Investment Officer and
   President, Chief Investment                                               Chairman of the Investment
   Officer and Chairman of                                                   Committee
   the Investment Committee        The Emerging Markets Strategic          Director
                                      Fund
                                   The Africa Emerging Markets             Director
                                      Fund
                                   The Emerging Markets                    Director
                                      New Economy Fund PLC
                                   Strategic Investment                    Director
                                      Management (SIM)
                                   Strategic Investment Management         Director
                                      International (SIMI)
                                   Strategic Investment                    Director
                                      Partners (SIP)
                                   The Washington Opera                    Member of the Board of Trustees,
                                                                             Executive Committee and
                                                                             Co-Chair of the Education
                                                                             Committee
                                   The Lab School of Washington            Member of the Board of Trustees
                                                                             and the Finance Committee
                                   Yale University                         Member of the University
                                                                             Council and International
                                                                             Advisory Council
                                   George Washington University            Member of the National Council
                                                                             for Education & Human
                                                                             Development
                                   Paul H. Nitze School of                 Member of Advisory Council
                                      Advanced International Studies
                                      at Johns Hopkins University
                                   International Human Rights              Member of the Board of
                                      Law Group                              Directors

Michael A. Duffy                   Emerging Markets Investors              Managing Director,
   Managing Director,                 Corporation                            Secretary/Treasurer and
   Secretary/Treasurer and                                                   member of the Investment
   member of the Investment                                                  Committee
   Committee                       The Latin America Small                 Director
                                      Capitalization Fund
                                   Strategic Investment                    Managing Director,
                                      Management (SIM)                       Secretary/Treasurer and
                                                                             member of the Investment
                                                                             Committee

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Strategic Investment Management         Managing Director,
                                      International (SIMI)                   Secretary/Treasurer and
                                                                             member of the Investment
                                                                             Committee
                                   Strategic Investment                    Managing Director,
                                      Partners (SIP)                         Secretary/Treasurer and
                                                                             member of the Investment
                                                                             Committee
                                   China Medical Board                     Trustee and Treasurer

Felicia J. Morrow                  Emerging Markets Investors              Managing Director and member
   Managing Director, Lead            Corporation                            of the Investment Committee
   Portfolio Manager, Chief
   Operating Officer and
   member of the Investment
   Committee

Hilda M. Ochoa-Brillembourg        Emerging Markets Investors              Director
   Director                           Corporation
                                   Strategic Investment                    President, Director and a member
                                      Management (SIM)                       of the Investment Committee
                                   Strategic Investment Management         President, Director and a member
                                      International (SIMI)                   of the Investment Committee
                                   Strategic Investment                    President, Director and a member
                                      Partners (SIP)                         of the Investment Committee
                                   Youth Orchestra of the Americas         Founding Chairman
                                   National Symphony Orchestra             Trustee
                                   The Washington Opera                    Trustee and Member of the
                                                                             Executive Committee
                                   Rockefeller Center for Latin            Member of the Advisory
                                      American Studies at                    Committee
                                      Harvard University
                                   Carnegie Endowment for                  Vice Chairman of the Group of
                                      International Peace                    Fifty (G-50)
                                   Rockefeller Family Fund                 Member of the Investment and
                                                                             Finance Committees
                                   US Airway Group                         Member of the Board of
                                                                             Directors
                                   General Mills                           Member of the Board of
                                                                             Directors
                                   The World Bank/IMF                      Member of the Board of
                                      Credit Union                           Directors
                                   Harvard Management Company              Member of the Board of
                                                                             Directors
                                   Capital Children's Museum               Trustee
                                   Hauser Center at                        Member of the Advisory
                                      Harvard University                     Committee

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Mary C. Choksi                     Emerging Markets Investors              Managing Director, Director
   Managing Director and              Corporation
   Director                        The Value Fifty Portfolio               Director
                                   Emerging Markets                        Director
                                      South Asian Fund
                                   Strategic Investment                    Managing Director, Director
                                      Management (SIM)                       and member of the Investment
                                                                             Committee
                                   Strategic Investment Management         Managing Director, Director and
                                      International (SIMI)                   member of the Investment
                                                                             Committee
                                   Strategic Investment                    Managing Director, Director and
                                      Partners (SIP)                         member of the Investment
                                                                             Committee
                                   H.J. Heinz Company                      Member of the Board of
                                                                             Directors
                                   Beauvoir--The National                  Member of the Board of Directors
                                      Cathedral Elementary School            Investment Committee
                                                                             Chairman
                                   The National Museum of                  Trustee and Chair of the Finance
                                      Women in the Arts                      Committee

Carol A. Grefenstette              Emerging Markets Investors              Managing Director and Director
   Managing Director                  Corporation
                                   Strategic Investment                    Managing Director
                                      Management (SIM)
                                   Strategic Investment Management         Managing Director
                                      International (SIMI)
                                   Strategic Investment                    Managing Director and Director
                                      Partners (SIP)
                                   Georgetown University                   Member of the Board of Advisors
                                      McDonough School of Business
                                   Archdiocese of Washington               Member of the Finance Council

George M. Alvarez-Correa           Emerging Markets Investors              Managing Director and Director
   Director                           Corporation
                                   The Value Fifty Portfolio               Director
                                   Strategic Investment                    Managing Director and member
                                      Management (SIM)                       of the Investment Committee
                                   Strategic Investment Management         Managing Director and member
                                      International (SIMI)                   of the Investment Committee
                                   Strategic Investment                    Managing Director, Director and
                                      Partners (SIP)                         member of the Investment
                                                                             Committee

ENHANCED INVESTMENT TECHNOLOGIES, LLC

     Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Robert E. Fernholz                 Enhanced Investment                     Director, Executive Vice President
                                      Technologies, LLC (fka                 and Chief Investment Officer
                                      Enhanced Investment
                                      Technologies, Inc.)

Robert A. Garvy                    Enhanced Investment                     Director, President and Chief
                                      Technologies, LLC (fka                 Executive Officer
                                      Enhanced Investment
                                      Technologies, Inc.)

David E. Hurley                    Enhanced Investment                     Chief Operating Officer and
                                      Technologies, LLC (fka                 Senior Vice President; formerly
                                      Enhanced Investment                    Chief Compliance Officer
                                      Technologies, Inc.)

FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES

     Fischer Francis Trees & Watts, Inc. and its affiliates and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166. FFTW is a registered investment adviser under the Advisers Act.

ADVISER -- FISCHER FRANCIS TREES & WATTS, INC.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Liaquat Ahamed                     Charter Atlantic Corporation            Chief Executive Officer and
   Chief Executive Officer,                                                     Director
   Director                        Fischer Francis Trees & Watts           Chief Executive Officer

Stephen Casper                     Charter Atlantic Corporation            Chief Operating Officer, Director
   Chief Operating Officer,        FFTW Diversified Alpha                  Director
   Director                           Fund Ltd
                                   FFTW Funds Inc.                         President, Chief Executive
                                                                             Officer and Director
                                   FFTW Funds Selection                    Director
                                   FFTW Funds Selection II                 Director
                                   FFTW Global Debt Fund plc               Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   FFTW Mortgage Total                     Director
                                      Return Fund plc
                                   Fischer Francis Trees & Watts           Chief Operating Officer
                                   Fischer Francis Trees & Watts           Director
                                      (Singapore) Pte Ltd
                                   The Depository Trust & Clearing         Director
                                      Corporation
                                   The Depository Trust Company            Director
                                   The Emerging Markets                    Director
                                      Clearing Corporation
                                   The Fixed Income Clearing               Director
                                      Corporation
                                   The National Securities                 Director
                                      Clearing Corporation

Stephen Constantine                Charter Atlantic Corporation            Director
   Director                        BrokerTec Futures                       Director
                                      Exchange LLC

O. John Olcay                      Charter Atlantic Corporation            Director
   Director                        FFTW Funds Inc.                         Chairman of the Board of
                                                                             Directors
                                   FFTW Funds Selection                    Chairman of the Board of
                                                                             Directors
                                   FFTW Funds Selection II                 Chairman of the Board of
                                                                             Directors
                                   FFTW Global Debt Fund plc               Chairman of the Board of
                                                                             Directors
                                   FFTW Mortgage Total                     Chairman of the Board of
                                      Return Fund plc                        Directors
                                   Fischer Francis Trees & Watts           Chairman of the Board of
                                      (Singapore) Pte Ltd                    Directors
                                   Fischer Francis Trees &                 Chairman of the Board of
                                      Watts KK                               Directors

Vivien Levy-Garboua                BNP Paribas (Luxembourg) S.A.           President
   Director                        BNP Paribas (Suisse) S.A.               Administrateur
                                   BNP Paribas (UK)                        President
                                   BNP Paribas Asset                       Member of the Executive
                                      Management Group                       Committee and Head of Asset
                                                                             Management Services
                                   BNP Paribas Immobilier                  Representant Cimoxi,
                                                                             Administrateur
                                   BNP Paribas Private Bank, Paris         President
                                   BNP Paribas Securities Services         Vice President du Conseil de
                                                                             Surveillance

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   CARDIF                                  Representant permanent BNP
                                                                             Paribas
                                   Charter Atlantic Corporation            Director
                                   COFICEM                                 Membre du Conseil
                                                                             d'Administration
                                   KLEPIERRE                               President du Conseil de
                                                                             Surveillance
                                   Meunier Promotion                       President du Conseil de
                                                                             Surveillance
                                   NATIO VIE                               Vice President du Conseil de
                                                                             Surveillance
                                   OGDI                                    President du Conseil
                                                                             d'Administration
                                   Presses Universitaries de France        Membre du Conseil de
                                                                             Surveillance
                                   SEGECE                                  Representant permanent BNP
                                                                             Paribas
                                   U.E.B (Switzerland) Geneve              President

Gilles de Vaugrigneuse             Charter Atlantic Corporation            Director
   Director                        BNP Paribas Asset                       Chairman and Chief Executive
                                      Management Group                       Officer
                                   BNP ACTION PEA EURO                     Administrateur
                                   NATO VIE                                Administrateur
                                   BNP Paribas Luxembourg                  Administrateur
                                   PARVEST                                 Administrateur

Stephen C. Francis                 Charter Atlantic Corporation            Vice Chairman of the Board of
   Vice Chairman of the                                                      Directors
   Board of Directors              Fischer Francis Trees & Watts           Managing Director
                                   VaxGen Inc.                             Director

Simon Hard                         Charter Atlantic Corporation            Director
   Director                        Fischer Francis Trees & Watts KK        Director

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Legal and Risk                                                      Secretary of the Board of
   Officer, Secretary of the                                                 Directors
   Board of Directors              Fischer Francis Trees & Watts           Chief Risk Officer
                                   Fischer Francis Trees & Watts KK        Chief Risk Officer
                                   Fischer Francis Trees & Watts           Chief Risk Officer and Director
                                      (Singapore) Pte Ltd
                                   FFTW Diversified Alpha                  Assistant Secretary
                                      Fund Ltd.
                                   FFTW Funds Inc.                         Chief Legal Officer and Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
John H. Watts                      Charter Atlantic Corporation            Chairman of the Board of
   Chairman of the Board of                                                  Directors
   Directors                       BNP Paribas Asset Management            Director
                                   The National Park Foundation            Director
                                   The League of Conservation              Director
                                     Voters
                                   Robert College of Istanbul              Director

Cathleen McQuillen                 Charter Atlantic Corporation            Chief Financial Officer
   Chief Financial Officer         Fischer Francis Trees & Watts           Chief Financial Officer
                                   Fischer Francis Trees & Watts KK        Statutory Auditor

Stewart Russell                    Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment             Fischer Francis Trees & Watts           Co-Chief Investment Officer
   Officer

Richard Williams                   Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment             Fischer Francis Trees & Watts           Co-Chief Investment Officer
   Officer

SUB-ADVISER: FISCHER FRANCIS TREES & WATTS

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Liaquat Ahamed                     Charter Atlantic Corporation            Chief Executive Officer and
   Chief Executive Officer                                                   Director
                                   Fischer Francis Trees & Watts Inc.      Chief Executive Officer, Director

Stephen Casper                     Charter Atlantic Corporation            Chief Operating Officer, Director
   Chief Operating Officer                                                 Director
                                   FFTW Diversified Alpha Fund Ltd         President, Chief Executive Officer
                                   FFTW Funds Inc.                         and Director
                                   FFTW Funds Selection                    Director
                                   FFTW Funds Selection II                 Director
                                   FFTW Global Debt Fund plc               Director
                                   FFTW Mortgage Total Return              Director
                                      Fund plc
                                   Fischer Francis Trees & Watts Inc.      Chief Operating Officer, Director
                                   Fischer Francis Trees & Watts           Director
                                      (Singapore) Pte Ltd
                                   The Depository Trust & Clearing         Director
                                      Corporation
                                   The Depository Trust Company            Director
                                   The Emerging Markets Clearing           Director
                                      Corporation
                                   The Fixed Income Clearing               Director
                                      Corporation

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   The National Securities Clearing        Director
                                      Corporation

Stephen C. Francis                 Charter Atlantic Corporation            Vice Chairman of the Board
   Managing Director                                                         of Directors
                                   Fischer Francis Trees & Watts Inc.      Vice Chairman of the Board of
                                                                             Directors
                                   VaxGen Inc.                             Director

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Risk Officer                                                        Secretary of the Board of
                                                                             Directors
                                   Fischer Francis Trees & Watts Inc.      Chief Risk Officer, Secretary of
                                                                             the Board of Directors
                                   Fischer Francis Trees & Watts KK        Chief Risk Officer
                                   Fischer Francis Trees & Watts           Chief Risk Officer and Director
                                      (Singapore) Pte Ltd
                                   FFTW Diversified Alpha Fund Ltd.        Assistant Secretary
                                   FFTW Funds Inc.                         Chief Legal Officer, Secretary

Cathleen McQuillen                 Charter Atlantic Corporation            Chief Financial Officer
   Chief Financial Officer         Fischer Francis Trees & Watts Inc.      Chief Financial Officer
                                   Fischer Francis Trees & Watts KK        Statutory Auditor

Stewart Russell                    Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment Officer     Fischer Francis Trees & Watts Inc.      Co-Chief Investment Officer

Richard Williams                   Charter Atlantic Corporation            Co-Chief Investment Officer
   Co-Chief Investment Officer     Fischer Francis Trees & Watts Inc.      Co-Chief Investment Officer

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS (SINGAPORE) PTE LTD

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Stephen P. Casper                  Charter Atlantic Corporation            Chief Operating Officer, Director
   Director                        FFTW Diversified Alpha Fund Ltd         Director
                                   FFTW Funds Inc.                         President, Chief Executive
                                                                             Officer, Director
                                   FFTW Funds Selection                    Director
                                   FFTW Funds Selection II                 Director
                                   FFTW Global Debt Fund plc               Director
                                   FFTW Mortgage Total Return              Director
                                      Fund plc
                                   Fischer Francis Trees & Watts           Chief Operating Officer
                                   Fischer Francis Trees & Watts Inc.      Chief Operating Officer, Director
                                   The Depository Trust & Clearing         Director
                                      Corporation

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   The Depository Trust Company            Director
                                   The Emerging Markets Clearing           Director
                                      Corporation
                                   The Fixed Income Clearing               Director
                                      Corporation
                                   The National Securities Clearing        Director
                                      Corporation

Roy Wei-Chien Diao                                   --                                       --
   Director

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Risk Officer, Director                                              Secretary of the Board of
                                                                             Directors
                                   Fischer Francis Trees & Watts           Chief Risk Officer
                                   Fischer Francis Trees & Watts Inc.      Chief Legal and Risk Officer,
                                                                             Secretary of the Board of
                                                                             Directors
                                   Fischer Francis Trees & Watts KK        Chief Risk Officer
                                   FFTW Diversified Alpha Fund Ltd.        Assistant Secretary
                                   FFTW Funds Inc.                         Chief Legal Officer, Secretary

O. John Olcay                      Charter Atlantic Corporation            Director
   Chairman of the Board of        FFTW Funds Inc.                         Chairman of the Board of
   Directors                                                                 Directors
                                   FFTW Funds Selection                    Chairman of the Board of
                                                                             Directors
                                   FFTW Funds Selection II                 Chairman of the Board of
                                                                             Directors
                                   FFTW Global Debt Fund plc               Chairman of the Board of
                                                                             Directors
                                   FFTW Mortgage Total Return              Chairman of the Board of
                                      Fund plc                               Directors
                                   Fischer Francis Trees & Watts Inc.      Director
                                   Fischer Francis Trees & Watts KK        Chairman of the Board of
                                                                             Directors

SUB-ADVISER -- FISCHER FRANCIS TREES & WATTS KK

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Simon Hard                         Charter Atlantic Corporation            Director
   Director                        Fischer Francis Trees & Watts Inc.      Director

Hidekazu Higuchi                                     --                                       --
   Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Ken Katayama                                         --                                       --
   President, Director

Cathleen McQuillen                 Charter Atlantic Corporation            Chief Financial Officer
   Statutory Auditor               Fischer Francis Trees & Watts           Chief Financial Officer
                                   Fischer Francis Trees & Watts Inc.      Chief Financial Officer

Robin S. Meister                   Charter Atlantic Corporation            Chief Legal and Risk Officer,
   Chief Risk Officer                                                        Secretary of the Board of
                                                                             Directors
                                   Fischer Francis Trees & Watts           Chief Risk Officer
                                   Fischer Francis Trees & Watts Inc.      Chief Legal and Risk Officer,
                                                                             Secretary of the Board of
                                                                             Directors
                                   Fischer Francis Trees & Watts           Chief Risk Officer, Director
                                      (Singapore) Pte Ltd
                                   FFTW Diversified Alpha Fund Ltd.        Assistant Secretary
                                   FFTW Funds Inc.                         Chief Legal Officer, Secretary

O. John Olcay                      Charter Atlantic Corporation            Director
   Chairman of the Board of        FFTW Funds Inc.                         Chairman of the Board of
   Directors                                                                 Directors
                                   FFTW Funds Selection                    Chairman of the Board of
                                                                             Directors
                                   FFTW Funds Selection II                 Chairman of the Board of
                                                                             Directors
                                   FFTW Global Debt Fund plc               Chairman of the Board of
                                                                             Directors
                                   FFTW Mortgage Total Return              Chairman of the Board of
                                      Fund plc                               Directors
                                   Fischer Francis Trees & Watts Inc.      Director
                                   Fischer Francis Trees & Watts           Chairman of the Board of
                                      (Singapore) Pte Ltd.                   Directors

FISHER INVESTMENTS, INC.

     Fisher Investments, Inc. ("Fisher") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Fisher is 13100 Skyline Boulevard, Woodside, California 94062. Fisher is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Kenneth L. Fisher,                 Purisima Securities, LLC                Majority Shareholder
   Chief Executive Officer,        Purisima Funds, LLC                     President, Trustee
   Chief Investment Officer,       Fisher Investments Europe Limited       Director, Shareholder
   Investment Policy
   Committee member

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Jeffery L. Silk,                                     --                                       --
   President, Chief Operating
   Officer, Investment Policy
   Committee member

Andrew S. Teufel,                  Purisima Securities, LLC                President, Treasurer
   Assistant President,
   Director of Research,
   Investment Policy
   Committee member

Deglin F. Kenealy,                 Purisima Securities, LLC                Registered Principal
   Executive Vice President,
   Private Client Group

Sherrilyn A. Fisher,               Purisima Funds, LLC                     Secretary
   Chief Financial Officer,        Fisher Investments Europe Limited       Director, Shareholder
   Corporate Secretary

Steven R. Triplett,                Purisima Securities, LLC                Registered Principal
   Assistant President

FRANKLIN PORTFOLIO ASSOCIATES, LLC

     Franklin Portfolio Associates, LLC ("Franklin") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110. Franklin is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
John S. Cone,                      Mellon Financial Corporation            Officer
   President & CEO, Director

Oliver E. Buckley,                 Mellon Financial Corporation            Officer
   Sr. Vice President

Michael F. Dunn,                   Mellon Financial Corporation            Officer
   Sr. Vice President

Paul F. Healey,                    Mellon Financial Corporation            Officer
   Executive Vice President,
   Director

Mary M. McDermott-Holland,                           --                                       --
   Sr. Vice President

John V. Doggett,                   Mellon Financial Corporation            Officer
   Vice President

Gregg E. Pendergast,                                 --                                       --
   Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Stephen L. Sexeny,                 Mellon Financial Corporation            Officer
   Vice President

Ajay Zutshi,                       Mellon Financial Corporation            Officer
   Vice President

Ian D. Arvin,                                        --                                       --
   Vice President

Jennifer A. Vinson,                                  --                                       --
   Vice President

Kristin D. Crawford,                                 --                                       --
   Vice President

Timothy E. Burke,                                    --                                       --
   Trading Officer

Khaled A. Moheydeen,                                 --                                       --
   Technology Officer

Milton B. Sachse,                                    --                                       --
   Technology Officer

John J. Nagorniak,                                   --                                       --
   Chairman

Stephen Canter,                    Mellon Financial Corporation            Sr. Vice President
   Director

Guy A. Hudson,                     Mellon Financial Corporation            Sr. Vice President
   Director

Ronald P. O' Hanley,               Mellon Financial Corporation            Vice Chairman
   Director

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

     Goldman Sachs Asset Management, L.P. ("GSAM LP") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of GSAM LP is 32 Old Slip, New York, New York 10005. GSAM LP is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Henry M. Paulson, Jr.              The Goldman Sachs Group, Inc.           Chairman, Chief Executive
   Managing Director                                                         Officer and Director
                                   Goldman, Sachs & Co.                    Managing Director

Robert J. Hurst                    The Goldman Sachs Group, Inc.           Vice Chairman and Director
   Managing Director               Goldman, Sachs & Co.                    Managing Director

John A. Thain                      The Goldman Sachs Group, Inc.           President, Co-Chief Operating
   Managing Director                                                         Officer and Director
                                   Goldman, Sachs & Co.                    Managing Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
John L. Thornton                   The Goldman Sachs Group, Inc.           President, Co-Chief Operating
   Managing Director                                                         Officer and Director
                                   Goldman, Sachs & Co.                    Managing Director

David W. Blood                     Goldman Sachs Asset                     Director
   Managing Director and              Management International
   Co-Head (Asset                  Goldman, Sachs & Co.                    Managing Director, Co-Head
   Management Group)                                                         (Asset Management Group)

LEE MUNDER INVESTMENTS, LTD.

     Lee Munder Investments, Ltd. ("Lee Munder") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Lee Munder is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. Lee Munder is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Lee Munder,                                          --                                       --
   Chairman

Kenneth Swan                                         --                                       --
   President

Robert A. Smith                    Castanea Partners, Inc                  Co-Founder and Managing
   Partner                                                                   Director
                                   The Neiman Marcus Group                 Vice Chairman of the Board of
                                                                             Directors

Jonathan Stone                                       --                                       --
   Portfolio Manager

Nicholas Battelle                                    --                                       --
   Portfolio Manager

Terry Gardner                                        --                                       --
   CFO

LSV ASSET MANAGEMENT

     LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Large Cap Value, Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                    OTHER COMPANY                    CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
SEI Funds, Inc.                                      --                                       --
   General Partner

Josef Lakonishok                   University of Illinois                  Professor of Finance
   CEO, Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                  OTHER COMPANY                      CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Robert Vishny                      University of Chicago                   Professor of Finance
  Partner, Portfolio Manager

Menno Vermeulen                                      --                                       --
  Partner, Portfolio Manager

Christopher J. LaCroix                               --                                       --
  Partner, Managing Director
  of Business Development

Tremaine Atkinson                                    --                                       --
  Partner, Chief
  Operating Officer

MARTINGALE ASSET MANAGEMENT, L.P.

     Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Martingale Asset Management                          --                                       --
  Corporation (MAM)
  General Partner

Patricia J. O'Connor                                 --                                       --
  CFO, Executive
  Vice President, Shareholder
  of MAM

William Edward Jacques, CFA                          --                                       --
  CIO, Executive Vice
  President, Portfolio
  Manager, Shareholder of MAM

Alan J. Stassman                                     --                                       --
  Chairman, Shareholder
  of MAM

Arnold Seton Wood                                    --                                       --
  President, Portfolio
  Manager, Shareholder
  of MAM

Douglas Evan Stark, CFA                              --                                       --
  Senior Vice President,
  Investment Research,
  Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Samuel Nathans, CFA                                  --                                       --
  Senior Vice President,
  Portfolio Manager

MAZAMA CAPITAL MANAGEMENT, INC.

     Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Ronald Adair Sauer                                   --                                       --
  President, Chairman and
  Senior Portfolio Manager

Helen McDonald Degener             The Mathes Company                      VP and Portfolio Manager
  Director and Chief
  Investment Officer

Jill Ronne Collins                                   --                                       --
  Senior VP Marketing &
  Client Service

Brian Paul Alfrey                                    --                                       --
  Director, Executive Vice
  President and Chief
  Operating Officer

Stephen Charles Brink                                --                                       --
  Senior Vice President,
  Director Research

McKINLEY CAPITAL MANAGEMENT, INC.

     McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, Large Cap, Large Cap Growth and International Equity Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Robert B. Gillam                   FAS Alaska, Inc.                        Officer, Director
  President, CIO                   McKinley Offshore                       Director
                                     Management, Ltd.
                                   McKinley Market Neutral                 Director
                                     Offshore Limited
                                   McKinley Partners LLC                   Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Diane M. Wilke                     McKinley Market Neutral                 Director
  Executive Vice President,          Offshore Limited
  COO                              McKinley Offshore Management,           Director
                                     Ltd.
                                   FAS Alaska, Inc.                        Officer, Director

B. Thomas Willison                                   --                                       --
  Director

Tamara L. Leitis                                     --                                       --
  Assistant Vice President,
  HR Manager

Gregory O'Keefe                                      --                                       --
  Controller

METROPOLITAN WEST ASSET MANAGEMENT LLC

     Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Scott Dubchansky                                     --                                       --
  Chief Executive Officer,
  Partner

Tad Rivelle                                          --                                       --
  Chief Investment Officer,
  Partner

Laird Landmann                                       --                                       --
  Portfolio Manager, Partner

David Lippman                                        --                                       --
  Portfolio Manager, Partner

Steve Kane                                           --                                       --
  Portfolio Manager, Partner

Chris Scibelli                                       --                                       --
  Director of Marketing,
  Partner

Patrick Moore                                        --                                       --
  Director of Client Services

Joseph Hattesohl                                     --                                       --
  Chief Financial Officer

Lara Mulpagano                                       --                                       --
  Chief Operating Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Cal Rivelle                                          --                                       --
  Chief Technology Officer

MONTAG & CALDWELL, INC.

     Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Montag & Caldwell is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Ronald E. Canakaris, CFA                             --                                       --
  CEO, President, Director
  and CIO

Solon P. Patterson, CFA                              --                                       --
  Chairman, Director

Tom C. Brown                       ABN AMRO Bank N.V.                      Chief Executive ABN AMRO
  Director                                                                   Asset Management

William A. Vogel, CFA                                --                                       --
  Executive Vice President,
  Director

Andrew Neil Rithet                 ABN AMRO Asset                          Global Chief Investment Officer,
  Director                           Management Ltd.                         Head of Portfolio Management

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

     Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of MSIM Inc. is 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. is an investment adviser registered under the Adviser Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Mitchell M. Merin                  Morgan Stanley Investment               President, Chief Executive
  President and Chief                Advisors Inc.                           Officer, Director
  Operating Officer                Morgan Stanley Distributors Inc.        Chairman, CEO, Director
                                   Morgan Stanley Trust                    Chairman and Director
                                   Morgan Stanley Services                 President, CEO, Director
                                     Company Inc.
                                   Morgan Stanley Funds                    President
                                   TCW/DW Term Trust 2003                  President
                                   Various Morgan Stanley                  Director
                                     Subsidiaries
                                   Van Kampen Funds                        Trustee and President
                                   Van Kampen Asset Management             President, Director
                                   Van Kampen Investment                   President, Director
                                     Advisory Corp.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Ronald E. Robison                  Morgan Stanley                          Managing Director
  Chief Global Operations          Morgan Stanley & Co.                    Managing Director
  Officer, Managing Director         Incorporated
                                   Morgan Stanley Investment               Chief Administrative Officer,
                                     Advisers Inc.                           Director
                                   Morgan Stanley Services                 Chief Administrative Officer,
                                     Company Inc.                            Director
                                   Morgan Stanley Trust                    Chief Executive Officer, Director
                                   Morgan Stanley Funds                    Executive Vice President,
                                                                             Principal Executive Officer
                                   TCW/DW Term Trust 2003                  Executive Vice President,
                                                                             Principal Executive Officer

Alexander C. Frank                 Morgan Stanley                          Global Treasurer
  Treasurer and Managing
  Director

Joseph J. McAlinden                Morgan Stanley Investment               Managing Director, CIO
  Managing Director, Chief           Advisors Inc.
  Investment Officer               Morgan Stanley Investments LP           Managing Director, CIO
                                   Morgan Stanley Trust                    Director
                                   Van Kampen Open-End Funds               CIO
                                   Van Kampen Closed-End Funds             CIO

Rajesh K. Gupta                    Morgan Stanley Investment               Managing Director and Chief
  Chief Administrative               Advisors Inc.                           Administrative
  Officer--Investments and                                                   Officer--Investments
  Managing Director                Morgan Stanley Investments LP           Managing Director and Chief
                                                                             Administrative
                                                                             Officer--Investments

Barry Fink                         Morgan Stanley Investment               Managing Director
  General Counsel,                   Advisors Inc.
  Managing Director                Morgan Stanley Services Company         Managing Director
                                   Morgan Stanley Funds                    Vice President
                                   Morgan Stanley DW Inc.                  Assistant Secretary
                                   Morgan Stanley Distributors Inc.        Vice President, Secretary
                                   TCW/DW Term Trust 2003                  Vice President

Jeffrey Hiller                                       --                                       --
  Managing Director, Global
  Director of Compliance

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

     Nicholas-Applegate Capital Management ("Nicholas-Applegate") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Arthur E. Nicholas                 Nicholas-Applegate Holdings,            Chairman
  Chairman                           LLC
                                   Nicholas-Applegate                      Chairman Emeritus
                                      Securities, LLC
                                   Nicholas-Applegate                      Chairman Emeritus
                                     Institutional Funds
                                   Nicholas-Applegate Fund, Inc.           Director Emeritus

Edward Blake Moore, Jr.            Nicholas-Applegate                      Secretary, General Counsel
  General Counsel                    Holdings, LLC
                                   Nicholas-Applegate                      General Counsel, Secretary
                                     Securities, LLC
                                   Nicholas-Applegate                      President and Chairman of the
                                    Institutional Funds                      Board

Marna P. Whittington, Ph. D        Allianz Dresner Asset Management        Chief Operating Officer
  President, Executive             Nicholas-Applegate Holdings,            President and Chief Executive
  Committee                          LLC                                     Officer
                                   Nicholas-Applegate Securities,          President and Chief Executive
                                     LLC                                     Officer

Eric Spencer Sagerman              Nicholas-Applegate Southeast            Director
  Head of Global Marketing,          Asia Fund
  Executive Committee              Nicholas-Applegate India Fund,          Director
                                     Ltd PCC

C. William Maher, CPA              Nicholas-Applegate Holdings, LLC        Chief Financial Officer, Treasurer
  Chief Financial Officer          Nicholas-Applegate Institutional        Treasurer
                                     Funds
                                   Nicholas-Applegate Securities,          Chief Financial Officer
                                     LLC

Horacio Valeiras, CFA                                --                                       --
  Chief Investment Officer

Peter James Johnson                Nicholas-Applegate Securities,          Vice President
  Senior Vice President,             LLC
  Director of Institutional
  Sales

Charles H. Field, Jr.              Nicholas-Applegate Securities,          Deputy General Counsel
  Chief of Compliance and            LLC
  Deputy General Counsel           Nicholas-Applegate Institutional        Secretary
                                     Funds
                                   Nicholas-Applegate U.S.                 Director
                                     Convertible Arbitrage Master
                                     Fund, LTD
                                   Nicholas-Applegate U.S.                 Director
                                     Convertible Arbitrage Fund, LTD
                                   Torrey Pines Master Fund, LTD           Director
                                   Torrey Pines Fund, LTD                  Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   Nicholas-Applegate Southeast            Director
                                     Asia Fund
                                   Nicholas-Applegate India Fund           Director

Nicholas-Applegate Holdings        Allianz Dresner Asset Management        General Partner
  LLC Managing Member

Allianz Dresner Asset              Allianz of America, Inc.                Sole Shareholder
  Management of America,
  LLC
  Limited Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

     Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Robert Levine                                        --                                       --
  Managing Director,
  President, CEO and
  Board Member

Lance Bernard Fraser                                 --                                       --
  Managing Director, Chief
  Operating Officer

Joseph Redmond Schmuckler          Nomura Securities International,        President, Chief Operating
  Co-Chairman of the Board           Inc.                                    Officer

David Mair Findlay                 Nomura Holding America, Inc.            Chief Legal Officer, Board
  Executive Managing                                                         Member, Executive Managing
  Director, Board Member,                                                    Director
  Chief Legal Officer              Nomura Securities International,        Chief Legal Officer, Board
                                     Inc.                                    Member, Executive Managing
                                                                             Director

Hideyuki Takahashi                 Nomura Securities International,        Board Member, Chief Executive
  Co-Chairman of the Board           Inc.                                    Officer

PEREGRINE CAPITAL MANAGEMENT INC.

     Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Jon R. Campbell                    Wells Fargo Bank, Minnesota, N.A.       Chairman, CEO, President
  Director                         Wells Fargo & Company                   Regional President--Great
                                                                             Lakes Region
                                   Fairview Health Services                Director
                                   Capital City Partnership                Director
                                   The Minneapolis Orchestral              Director
                                     Association
                                   Minnesota Business Partnership          Director
                                   Mentoring Partnership of                Director
                                     Minnesota
                                   The Minneapolis Foundation              Director
                                   The Greater Twin Cities                 Director
                                     United Way
                                   The Curtis L. Carlson School of         Director
                                     Management Board of Overseers
                                   Advisory Board of MEDA                  Director

Jay H. Strohmaier                                    --                                       --
  Senior Vice President,
  Portfolio Manager

James P. Ross                                        --                                       --
  Senior Vice President,
  Senior Portfolio Advisor

Colin M. Sharp                                       --                                       --
  Senior Vice President,
  Director of Technology and
  Operations

Reid Kilberg                       Compass Capital Management              Director of Sales and Marketing
  Senior Vice President, Client
  Service & Marketing

Robert B. Merksky                  Walker Art Center                       Director
  Chairman of the Board,
  CEO, President,
  Portfolio Manager

Ronald G. Hoffman                                    --                                       --
  COO, CCO, CFO,
  Senior Vice President

John S. Dale                       The Montana Land Release                Director-At-Large
  Senior Vice President,
  Portfolio Manager

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Julie M. Gerend                                      --                                       --
   Senior Vice President,
   Director, Client Services
   and Marketing

William D. Giese                                     --                                       --
  Senior Vice President,
  Portfolio Manager

Daniel J. Hagen                    NET Ministries                          Director
  Senior Vice President,
  Portfolio Manager

David S. Lunt                      Wells Capital Management                Managing Director
  Senior Vice President,           Wells Fargo Bank,                       Vice President
  Compliance                         Minnesota, N.A.

John A. Maschoff                                     --                                       --
  Senior Vice President,
  Client Services and
  Marketing

Jeannine McCormick                                   --                                       --
  Senior Vice President,
  Senior Equity Analyst

Barbara K. McFadden                Benilde-St. Margaret's School           Director
  Senior Vice President,
  Co-Manager, Equity Trading

Gary E. Nussbaum                                     --                                       --
  Senior Vice President,
  Portfolio Manager

Doug E. Pugh                                         --                                       --
  Senior Vice President,
  Portfolio Manager

Paul E. Von Kuster, III                              --                                       --
  Senior Vice President,
  Portfolio Manager

Paul R. Worm                                         --                                       --
  Senior Vice President,
  Co-Manager, Equity Trading

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Tasso H. Coin                                        --                                       --
   Senior Vice President,
   Portfolio Manager

PRUDENTIAL INVESTMENT MANAGEMENT, INC.

     Prudential Investment Management, Inc. ("PIM") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of PIM is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. PIM is a registered investment adviser under the Advisers Act.

Matthew J. Chanin                  Asian Infrastructure Mezzanine          Director
  Director and Senior                Capital Fund
  Vice President                   PIC Holdings Limited                    Director
                                   PCG Finance Company I, LLC              President
                                   PIM Warehouse, Inc.                     Director
                                   PIM Warehouse, Inc.                     Vice President
                                   Pruco Life Insurance Company            Asst. Vice President
                                     of New Jersey
                                   Pruco Life Insurance Company            Asst. Vice President
                                   PRICOA Capital Group Limited            Director
                                   PRICOA General Partner Limited          Director
                                   PRICOA Capital Management               Director
                                     Limited
                                   Prudential Global Funding, Inc.         Director
                                   Prudential Private Placement            Director
                                     Investors, Inc.
                                   Prudential Property and Casualty        Asst. Financial Vice President
                                     Insurance Co.
                                   Prudential Equity Investors, Inc.       Director
                                   Prudential Equity Investors, Inc.       President
                                   The Prudential Insurance                Second VP
                                     Company of America
                                   TRGOAG Company, Inc.                    Chief Executive Officer
                                   TRGOAG Company, Inc.                    Director
                                   TRGOAG Company, Inc.                    President
                                   Prudential Capital Group, L.P.          Senior Managing Director

Dennis M. Kass                     Jennison Associates LLC                 Chairman
  Director and Vice President      Jennison Associates LLC                 CEO
                                   Prudential Trust Company                Director
                                   JP Morgan Fleming Asset                 Former Vice Chairman and CFO
                                     Management

Philip N. Russo                    Jennison Associates LLC                 Director
  Director                         PIM Foreign Investments, Inc.           Vice President Finance
                                   PIM Warehouse, Inc.                     Treasurer
                                   PRICOA General Partner Limited          Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   American Skandia Investment             Executive Vice President
                                     Services, Inc.
                                   American Skandia Investment             Chief Financial Officer
                                     Services, Inc.
                                   American Skandia Investment             Director
                                     Services,
                                   American Skandia Fund                   Chief Financial Officer
                                      Services, Inc.
                                   American Skandia Fund                   Director
                                     Services, Inc.
                                   American Skandia Advisory               Executive Vice President
                                     Services, Inc.
                                   American Skandia Advisory               Chief Financial Officer
                                     Services, Inc.
                                   American Skandia Advisory               Director
                                     Services, Inc.
                                   PIM Investments, Inc.                   Vice President
                                   PIM Investments, Inc.                   Director
                                   PIFM Holdco, Inc.                       Executive Vice President
                                   PIFM Holdco, Inc.                       Chief Financial Officer
                                   PIFM Holdco, Inc.                       Treasurer
                                   Prudential Investments LLC              Executive Vice President
                                   Prudential Investments LLC              Chief Financial Officer
                                   Prudential Investments LLC              Treasurer
                                   Prudential Mutual Fund                  Chief Financial Officer
                                     Services LLC
                                   Prudential Mutual Fund                  Chief Financial Officer
                                     Services LLC

John R. Strangfeld                 Jennison Associates LLC                 Director
  Chairman and Director            Prudential Capital & Investment         President
                                     Services, LLC
                                   Prudential Capital & Investment         Director
                                     Services, LLC
                                   Prudential Securities Group Inc.        Chairman & CEO
                                   Prudential Securities Group Inc.        Director
                                   Prudential Equity Group, Inc.           Director
                                   Prudential Equity Group, Inc.           Chairman & CEO
                                   Prudential Financial, Inc.              Vice Chairman
                                   Prudential Asset Management             Director
                                     Holding Company
                                   Prudential Asset Management             President
                                     Holding Company
                                   PIM Global Financial                    Chairman
                                     Strategies, Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   PIM Global Financial                    Director
                                     Strategies, Inc.

James J. Sullivan                  Prumerica Asia Fund                     Director
  Director, Vice President           Management (Singapore) Ltd.
  and Managing Director            Prudential Trust Company                Chief Executive Officer
                                   Prudential Trust Company                President
                                   Prudential Trust Company                Director
                                   Prudential Trust Company                Chairman
                                   Prumerica Asia Fund                     Director
                                     Management Limited
                                   The Prudential Insurance                Signatory Second VP
                                     Company of America
                                   The Prudential Asset                    Director
                                     Management Company, Inc.
                                   The Prudential Asset                    President
                                     Management Company, Inc.
                                   PIM Global Financial                    Director
                                     Strategies, Inc.
                                   PIM Global Financial                    Co-President
                                     Strategies, Inc.

Bernard Winograd                   745 Property Investments                Chief Executive Officer
  Director, President and CEO      745 Property Investments                Trustee
                                   Circle Housing Corporation              Director
                                   Jennison Associates LLC                 Director
                                   PIC Holdings Limited                    Director
                                   PIC Holdings Limited                    Chairman
                                   PIM Foreign Investments, Inc.           President
                                   PIM Warehouse, Inc.                     Director
                                   PIM Warehouse, Inc.                     Chairman
                                   Prudential Investment                   Executive Vice President
                                     Management Services LLC
                                   Prudential Asset Management             Director
                                     Holding Company
                                   Prudential Asset Management             Vice President
                                     Holding Company
                                   The Prudential Insurance                Signatory Second VP
                                     Company of America
                                   PIM Investments, Inc.                   President
                                   PIM Investments, Inc.                   Director

RS INVESTMENT MANAGEMENT, L.P.

     RS Investment Management, L.P. ("RSIM") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of RSIM is 388 Market Street, Suite 200, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
George Randall Hecht               RS Investment Trust                     President and Principal Executive
  Chief Executive Officer                                                    Officer
                                   RS Investment Management Co.,           Chief Executive Officer and
                                     LLC                                     Member
                                   RS Investment Management, Inc.          Chief Executive Officer
                                   RS Growth Group LLC                     Member
                                   RS Value Group LLC                      Member
                                   RS Real Estate Group LLC                Member

RS Investment                                        --                                       --
  Management Co. LLC
  Limited Partner

RS Bayview, Inc.                                     --                                       --
  Limited Partner

James L. Callinan                  RS Investment Management Co.,           Member
  Portfolio Manager                  LLC
                                   RS Investment Management, Inc.          Portfolio Manager
                                   RS Growth Group LLC                     Chief Investment Officer,
                                                                             Portfolio Manager and Member

Paul H. Stephens                   RS Value Group LLC                      Portfolio Manager and Member
                                   RS Investment Management Co.            Member
                                     LLC

Andrew P. Pilara                   RS Investment Management Co.            Member
  Portfolio Manager                  LLC
                                   RS Value Group LLC                      Chief Investment Officer,
                                                                             Portfolio Manager and Member

James P. Foster                    RS Investment Management Co.            Member
                                     LLC
                                   RS Real Estate Group                    President and Member

SANFORD C. BERNSTEIN & CO., LLC

     Sanford C. Bernstein & Co., LLC ("Bernstein") is a sub-adviser for the Large Cap and Large Cap Value Funds. The principal address of Bernstein is 767 Fifth Avenue, New York, New York 10153-0185. Bernstein is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Lewis Alan Sanders                 Alliance Capital Management             CEO, CIO
  Director                           Corporation ("ACMC")

Gerald M. Lieberman                ACMC                                    Executive Officer
  Chief Financial
  Officer & Director

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
John Donato Carifa                 ACMC                                    Director, President & COO
  Director

Lisa Shalett                       Alliance Capital Management L.P.        Executive Officer
  CEO, Chairman

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

     Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                   OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Kevin W. Bedell                                      --                                       --
  Senior Vice President

Anthony R. Manno, Jr.                                --                                       --
  President, Sole Director,
  and Managing Director

David E. Rosenbaum                                   --                                       --
  Senior Vice President

Jeffrey C. Nellessen                                 --                                       --
  Chief Financial Officer,
  Secretary, Treasurer, and
  Controller

Kenneth D. Statz                                     --                                       --
  Managing Director

David T. Novick                                      --                                       --
  General Counsel

SEI INVESTMENTS MANAGEMENT CORPORATION

     SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Alfred P. West, Jr.                SEI Investments Company                 Director, Chairman & CEO
  Chairman, CEO, Director          SEI Investments Distribution Co.        Director, Chairman of the
                                                                             Board of Directors
                                   SEI Ventures, Inc.                      Director, Chairman, President
                                   SEI Funds, Inc.                         CEO, Chairman of the Board of
                                                                             Directors

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Global Investments Corp.            Director, CEO, Chairman of the
                                                                             Board
                                   SEI Investments Global                  Chairman of the Board, CEO
                                     (Cayman), Limited
                                   SEI Global Capital Investments,         Director, CEO, Chairman of the
                                     Inc.                                    Board
                                   SEI Investments Management              Manager
                                      Corporation Delaware, L.L.C.
                                   LSV Asset Management                    Management Committee
                                   SEI Investments Fund Management         Chairman, CEO
                                   SEI Global Holdings (Cayman)            Chairman of the Board, CEO
                                     Inc.
                                   SEI Investments De Mexico               Director
                                   SEI Asset Korea                         Director
                                   SEI Venture Capital, Inc.               Director, Chairman of the Board,
                                                                             CEO
                                   SEI Insurance Group, Inc.               Director
                                   SEI Investments Global                  Chairman, CEO
                                     Funds Services
                                   SEI Investments Management              Director, Chairman, CEO
                                     Corporation II
                                   SEI Inc. (Canada)                       Director

Edward D. Loughlin                 SEI Investments Company                 Executive Vice President,
  Director, Executive                                                        President--Asset Management
  Vice President                                                             Division
                                   SEI Investments Distribution Co.        Director, Executive Vice President
                                   SEI Trust Company                       Director
                                   SEI Funds, Inc.                         Executive Vice President
                                   SEI Advanced Capital                    Director, President
                                     Management, Inc.
                                   SEI Capital Limited (Canada)            Director
                                   SEI Investments Global                  Executive Vice President
                                     Funds Services
                                   SEI Investments (France)                Board of Directors
                                   SEI Investments Management              Director, Executive Vice President
                                     Corporation II
                                   SEI Investments Fund Management         Executive Vice President
                                   SEI Investments Canada Company          Director

Carl A. Guarino                    SEI Investments Company                 Executive Vice President
  Director, Executive              SEI Investments Distribution            Director, Executive Vice President
  Vice President                     Company
                                   SEI Global Investments Corp.            Senior Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Global Holdings (Cayman)            Director
                                     Inc.
                                   SEI Investments De Mexico               Director
                                   SEI Investments (Europe) Ltd.           Director
                                   SEI Investments                         Director
                                     (South Africa) Limited
                                   SEI Investments (France)                Board of Directors
                                   SEI Venture Capital, Inc.               Executive Vice President
                                   SEI Investments--Unit Trust             Director
                                     Management (UK) Limited
                                   LSV Asset Management                    Management Committee
                                   SEI Investments Management              Director, Executive Vice President
                                     Corporation II
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.
                                   SEI Investments Global, Limited         Director

Robert S. Ludwig                   SEI Funds, Inc.                         Vice President
  Senior Vice President, CIO       SEI Investments Fund Management         Vice President, Team Leader
                                   SEI Investments Global Funds            Vice President, Team Leader
                                     Services
                                   SEI Investments Management              Senior Vice President, CIO
                                     Corporation II

Jack May                           SEI Investments Distribution Co.        Senior Vice President
  Senior Vice President            SEI Investments Management              Senior Vice President
                                     Corporation II

James V. Morris                    SEI Investments Management              Senior Vice President
  Senior Vice President              Corporation II

Steve Onofrio                      SEI Investments Management              Senior Vice President
  Senior Vice President              Corporation II

Kevin P. Robins                    SEI Investments Company                 Senior Vice President
  Senior Vice President            SEI Investments Distribution Co.        Senior Vice President
                                   SEI Investments Global                  Director
                                     (Cayman), Limited
                                   SEI Trust Company                       Director
                                   SEI Insurance Group, Inc.               Director, President
                                   SEI Global Holdings                     Director
                                     (Cayman) Inc.
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Private Trust Company               Director, Senior Vice President
                                   SEI Family Office Services, LLC         Director, Vice President
                                   SEI Giving Fund                         Director, President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Investments Management              Senior Vice President
                                     Corporation II
                                   LSV Asset Management                    Management Committee

Kenneth Zimmer                     SEI Investments Company                 Senior Vice President
  Senior Vice President            SEI Investments Management              Senior Vice President
                                     Corporation II

Timothy D. Barto                   SEI Investments Company                 Vice President, Assistant
  Vice President,                                                            Secretary
  Assistant Secretary              SEI Investments Distribution            Vice President, Assistant
                                     Company                                 Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Fund Management         Vice President, Assistant
                                                                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary

Jay Brown                          SEI Investments Management              Vice President
  Vice President                     Corporation II

Robert Crudup                      SEI Investments Distribution            Vice President
  Vice President                     Company

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Company                 Executive Vice President
                                   SEI Investments Management              Vice President
                                     Corporation II

Richard A. Deak                    SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                 Secretary
  Secretary                        SEI Investments Distribution            Vice President, Assistant
                                     Company                                Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                     Services                                Secretary
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                     Management                              Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary

Melissa Doran Rayer                SEI Investments Management              Vice President
  Vice President                     Corporation II

Michael Farrell                    SEI Investments Management              Vice President
  Vice President                     Corporation II
                                   SEI Investments Distribution Co.        Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Vic Galef                          SEI Investments Distribution            Vice President
  Vice President                     Company
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Management              Vice President
                                     Corporation II

Lydia A. Gavalis                   SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                  Secretary
  Secretary                        SEI Investments Distribution            Vice President, Assistant
                                     Company                                 Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                      Services                               Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                     Management                              Secretary
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Greg Gettinger                     SEI Investments Company                 Vice President
  Vice President                   SEI Investments Distribution            Vice President
                                     Company
                                   SEI Trust Company                       Vice President
                                   SEI Investments, Inc.                   Vice President
                                   SEI Ventures, Inc.                      Vice President
                                   SEI Investments Developments,           Vice President
                                     Inc.
                                   SEI Realty Capital Corporation          Vice President, Secretary
                                   SEI Funds, Inc.                         Vice President
                                   SEI Global Investments Corp.            Vice President
                                   SEI Advanced Capital                    Vice President
                                     Management, Inc.
                                   SEI Global Capital Investments,         Vice President
                                     Inc.
                                   SEI Primus Holding Corp.                Vice President
                                   SEI Investments Global                  Vice President
                                     Funds Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Investments Management              Vice President
                                     Corporation II
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.

Kathy Heilig                       SEI Inc. (Canada)                       Vice President, Treasurer
  Vice President, Treasurer        SEI Investments Company                 Vice President, Treasurer, Chief
                                                                             Accounting Officer, Controller
                                   SEI Investments Distribution            Vice President
                                     Company
                                   SEI Ventures, Inc.                      Vice President, Treasurer
                                   SEI Insurance Group, Inc.               Vice President, Treasurer
                                   SEI Realty Capital Corporation          Vice President, Treasurer
                                   SEI Global Investments Corp.            Director, Vice President,
                                                                             Treasurer
                                   SEI Advanced Capital                    Director, Vice President,
                                     Management, Inc.                        Treasurer
                                   SEI Investments Global (Cayman),        Vice President, Treasurer
                                     Limited
                                   SEI Primus Holding Corp.                Director, Vice President,
                                                                             Treasurer
                                   SEI Global Capital Investments,         Director, Vice President,
                                     Inc.                                    Treasurer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Investments Global Funds            Vice President, Treasurer
                                     Services
                                   SEI Investments Fund                    Vice President, Treasurer
                                     Management
                                   SEI Global Holdings (Cayman)            Vice President, Treasurer,
                                     Inc.                                    Assistant Secretary
                                   SEI Venture Capital, Inc.               Director, Vice President,
                                                                             Treasurer
                                   SEI Funds, Inc.                         Director, Vice President,
                                                                             Treasurer
                                   SEI Family Office Services, LLC         Vice President, Treasurer
                                   SEI Investments Management              Vice President, Treasurer
                                     Corporation II
                                   SEI Investments Management              Manager, Vice President,
                                     Corporation Delaware, L.L.C.            Treasurer
                                   SEI Investments, Inc.                   Director, Vice President,
                                                                             Treasurer
                                   SEI Investments Developments,           Director, Vice President,
                                     Inc.                                    Treasurer

John Krzeminski                    SEI Investments Distribution            Vice President
  Vice President                     Company
                                   SEI Venture Capital, Inc.               Vice President
                                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Family Office Services, LLC         Director, Vice President
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Management              Vice President
                                     Corporation II

Christine M. McCullough            SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                  Secretary
  Secretary                        SEI Investments Distribution            Vice President, Assistant
                                     Company                                 Secretary
                                   SEI Trust Company                       Vice President
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                     Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary
                                   SEI Investments Management              Vice President
                                     Corporation Delaware, L.L.C.
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                     Services                                Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                     Management                              Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Private Trust Company               General Counsel

Carolyn McLaurin                   SEI Investments Distribution            Vice President
  Vice President                     Company
                                   SEI Investments Global                  Vice President
                                     Funds Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Management              Vice President
                                     Corporation II

Roger Messina                      SEI Investments Management              Vice President
  Vice President                     Corporation II

Kathryn L. Stanton                 SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Giving Fund                         Vice President, Treasurer
                                   SEI Investments Management              Vice President
                                     Corporation II

Raymond B. Webster                 SEI Investments Management              Vice President
  Vice President                     Corporation II

Susan R. West                      SEI Investments Management              Vice President
  Vice President                     Corporation II

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Lori L. White                      SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                  Secretary
  Secretary                        SEI Investments                         Vice President, Assistant
                                     Distribution Co.                        Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Global Capital                      Vice President, Assistant
                                     Investments, Inc.                       Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                     Services                                Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                     Management                              Secretary

Mark S. Wilson                     SEI Investments Management              Vice President
  Vice President                     Corporation II

John D. Anderson                   SEI Investments Management              Vice President
  Vice President                     Corporation II

Scott W. Dellorfano                SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Management              Vice President
                                     Corporation II

Scott C. Fanatico                  SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Management              Vice President
                                     Corporation II

Steven A. Gardner                  SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Management              Vice President
                                     Corporation II

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Bridget Jensen                     SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Global Funds            Vice President
                                     Services
                                   SEI Investments Fund                    Vice President
                                     Management
                                   SEI Investments Management              Vice President
                                     Corporation II

Alan H. Lauder                     SEI Global Investments Corp.            Vice President
  Vice President                   SEI Investments (South Africa)          Director
                                     Limited
                                   SEI Investments Management              Vice President
                                     Corporation II

Paul Lonergan                      SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Management              Vice President
                                     Corporation II

Ellen Marquis                      SEI Investments Distribution Co.        Vice President
  Vice President                   SEI Investments Global                  Vice President
                                     (Cayman), Limited
                                   SEI Investments Management              Vice President
                                     Corporation II

Sherry Kajdan Vetterlein           SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                  Secretary
  Secretary                        SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Family Office Services, LLC         Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Giving Fund                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                     Services                                Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                     Management                              Secretary
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global                  Vice President
                                     (Bermuda) Ltd.

William E. Zitelli, Jr.            SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                  Secretary
  Secretary                        SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                      Inc.                                   Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                     Services                                Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                     Management                              Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
                                   SEI Investments Global                  Vice President
                                     (Bermuda) Ltd.

John C. Munch                      SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                 Secretary
  Secretary                        SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary
                                   SEI Investments, Inc.                   Vice President, Assistant
                                                                             Secretary
                                   SEI Ventures, Inc.                      Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Developments,           Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Insurance Group, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Funds, Inc.                         Vice President, Assistant
                                                                             Secretary
                                   SEI Global Investments Corp.            Vice President, Assistant
                                                                             Secretary
                                   SEI Advanced Capital                    Vice President, Assistant
                                     Management, Inc.                        Secretary
                                   SEI Global Capital Investments,         Vice President, Assistant
                                     Inc.                                    Secretary
                                   SEI Primus Holding Corp.                Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Global Funds            Vice President, Assistant
                                     Services                                Secretary
                                   SEI Investments Fund                    Vice President, Assistant
                                     Management                              Secretary
                                   SEI Venture Capital, Inc.               Vice President, Assistant
                                                                             Secretary
                                   SEI Investments Management              Vice President, Assistant
                                     Corporation II                          Secretary

Wayne M. Withrow                   SEI Investments Company                 Executive Vice President
  Senior Vice President            SEI Investments Distribution Co.        Senior Vice President
                                   SEI Investments Global Funds            Executive Vice President
                                     Services
                                   SEI Investments Fund                    Executive Vice President
                                     Management
                                   SEI Investments Management              Senior Vice President
                                     Corporation II
                                     SEI Trust Company                     Director

Joanne Nelson                      SEI Investments Distribution Co         Vice President
  Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Rudolf F. Schmidt                  SEI Investments (South Africa)          Director
  Vice President                     Limited

David Campbell                                       --                                       --
  Senior Vice President

Al Chiaradonna                                       --                                       --
  Senior Vice President

Lori Heinel                                          --                                       --
  Senior Vice President

Brandon Sharrett                                     --                                       --
  Senior Vice President

Teresa Araco Rodgers               SEI Giving Fund                         Secretary
  Vice President

Kevin Barr                                           --                                       --
  Senior Vice President

Corinne Coyle                                        --                                       --
  Vice President

Ross Ellis                                           --                                       --
  Vice President

Philip McCabe                                        --                                       --
  Vice President

Steven Meyer                       SEI Investments Trustee &               Director
  Senior Vice President              Custodial Services (Ireland)
                                     Limited
                                   SEI Investments Global Funds            Senior Vice President
                                     Services
                                   SEI Investments Fund                    Senior Vice President
                                     Management
                                   SEI Investments Global                  Director, Senior Vice President
                                     (Bermuda) Ltd.
                                   Lartington Limited                      Director

Rosanne Miller                     SEI Investments Company                 Vice President, Assistant
  Vice President, Assistant                                                  Secretary
  Secretary
                                   SEI Investments Distribution Co.        Vice President, Assistant
                                                                             Secretary

SHENKMAN CAPITAL MANAGEMENT, INC.

     Shenkman Capital Management, Inc. ("Shenkman") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017-6283. Shenkman is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Mark Ronald Shenkman                                 --                                       --
  President, Director

Albert Fuss                        International Asset                     Chairman
  Director                           Management, Ltd.

Victor M. Rosenzweig               Olshan, Grundman, Frome &               Partner
  Director                           Rosenzweig, L.L.P. (law firm)

Frank X. Whitley                                     --                                       --
  Executive Vice President

Mark J. Flanagan                                     --                                       --
  Senior Vice President

Richard H. Weinstein                                 --                                       --
  Senior Vice President &
  General Counsel

Robert Stricker                                      --                                       --
  Senior Vice President

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

     Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Gary U. Rolle                                        --                                       --
  President, Manager, Chief
  Investment Officer

Jeffrey S. Van Harte                                 --                                       --
  Senior Vice President,
  Manager, Head of Equities

Heidi Y. Hu                                          --                                       --
  Senior Vice President,
  Director of Fixed Income

John R. Kenney                     Great Companies, LLC                    Chairman, Director, Co-Chief
  Manager                                                                    Executive Officer

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Brian C. Scott                     AEGON/Transamerica Fund                 Director, President, Chief
  Manager                            Advisers, Inc.                          Executive Officer

Ann Marie Swanson                                    --                                       --
  Vice President, Chief
  Compliance Officer,
  Secretary

John C. Riazzi                                       --                                       --
  Manager, Chief Executive
  Officer

Larry N. Norman                    AEGON, USA                                Executive Vice President, Chief
  Manager                                                                    Operating Officer

WELLINGTON MANAGEMENT COMPANY, LLP

     Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Adviser Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Kenneth Lee Abrams                                   --                                       --
  Partner

Nicholas Charles Adams             Wellington Global Holdings, Ltd.        Sr. Vice President
  Partner

Rand Lawrence Alexander                              --                                       --
  Partner

Deborah Louise Allinson            Wellington Trust Company, NA            Vice President
  Partner

Steven C. Angeli                                     --                                       --
  Partner

James Halsey Averill                                 --                                       --
  Partner

John F. Averill                    Wellington Hedge Management,            Sr. Vice President
  Partner                            Inc.
                                   Wellington Global Holdings, Ltd.        Sr. Vice President

Karl E. Bandtel                    Wellington Global Administrator,        Sr. Vice President
  Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Sr. Vice President
                                   Wellington Hedge Management,            Sr. Vice President
                                     Inc.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Mark James Beckwith                                  --                                       --
  Partner

James A. Bevilacqua                Wellington Hedge Management,            Sr. Vice President
  Partner                            Inc.
                                   Wellington Global Holdings, Ltd.        Sr. Vice President
                                   Wellington Global Administrator,        Sr. Vice President
                                     Ltd.

Kevin J. Blake                     Wellington Global Administrator,        Director
  Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Director
                                   Wellington Luxembourg S.C.A.            Supervisory Board
                                   Wellington Management Global            Director
                                      Holdings, Ltd.

William Nicholas Booth                               --                                       --
  Partner

Michael J. Boudens                 Wellington Global Administrator,        Sr. Vice President
  Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                     Inc.

Paul Braverman                     Wellington Global Administrator,        Chairman, Director & Treasurer
  Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Chairman, Director & Treasurer
                                   Wellington Hedge Management,            Treasurer
                                     Inc.
                                   Wellington International                Director
                                     Management Company Pte Ltd.
                                   Wellington Management                   Chairman, Director & Treasurer
                                     Global Holdings, Ltd.
                                   Wellington Management                   Director & Finance Officer
                                     International, Ltd.
                                   Wellington Luxembourg S.C.A.            Supervisory Board
                                   Wellington Trust Company, NA            Vice President and
                                                                             Treasurer/Cashier

Robert A. Bruno                                      --                                       --
  Partner

Michael T. Carmen                                    --                                       --
  Partner

Maryann Evelyn Carroll                               --                                       --
  Partner

William R.H. Clark                 Wellington International                Managing Director
  Partner                            Management Company Pte Ltd.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
John D. Costa                                        --                                    --
   Partner

Pamela Dippel                      Wellington Trust Company, NA            Director & Vice President
   Partner

Scott M. Elliott                                     --                                    --
   Partner

Robert Lloyd Evans                                   --                                    --
   Partner

David R. Fassnacht                                   --                                    --
   Partner

Lisa de la Fuente Finkel           Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.

Mark T. Flaherty                   Wellington Trust Company, NA            Vice President
   Partner

Charles Townsend Freeman                             --                                    --
   Partner

Laurie Allen Gabriel               Wellington Global Administrator,        Sr. Vice President
   Managing Partner                   Ltd.
                                   Wellington Hedge Management,            Sr. Vice President & Director
                                      Inc.
                                   Wellington Trust Company, NA            Vice President

Ann C. Gallo                                         --                                    --
   Partner

Nicholas Peter Greville            Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington International                Director
                                      Management Company Pte Ltd.
                                   Wellington Management                   Director
                                      International Ltd

Paul J. Hamel                      Wellington Trust Company, NA            Vice President
   Partner

William J. Hannigan                Wellington Global Administrator,        Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.

Lucius Tuttle Hill, III                              --                                    --
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
James P. Hoffman                                     --                                    --
   Partner

Jean M. Hynes                      Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Paul David Kaplan                                    --                                    --
   Partner

Lorraine A. Keady                  Wellington Hedge Management,            Sr. Vice President
   Partner                            Inc.
                                   Wellington Global Administrator,        Deputy Chairman & Director
                                      Ltd.
                                   Wellington Global Holdings, Ltd.        Deputy Chairman & Director
                                   Wellington Luxembourg S.C.A.            Supervisory Board
                                   Wellington Management                   Director
                                      International Ltd
                                   Wellington International                Director
                                      Management Company Pte Ltd
                                   Wellington Trust Company, NA            Vice President, Trust Officer
                                   Wellington Management                   Deputy Chairman, Director
                                      Global Holdings, Ltd.

John Charles Keogh                 Wellington Trust Company, NA            Vice President
   Partner

George Cabot Lodge, Jr.            Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Trust Company, NA            Vice President

Nancy Therese Lukitsh              Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Trust Company, NA            Vice President & Director

Mark Thomas Lynch                  Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Mark D. Mandel                     Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Christine Smith Manfredi           Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        Sr. Vice President
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Trust Company, NA            Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Earl Edward McEvoy                                   --                                    --
   Partner

Duncan Mathieu McFarland           Wellington Hedge Management,            Chairman & Director
   Managing Partner                   Inc.
                                   Wellington International                Director
                                      Management Company Pte Ltd.
                                   Wellington Management                   Director
                                      International Ltd.
                                   Wellington Trust Company, NA            Vice President & Director

Paul Mulford Mecray III                              --                                    --
   Partner

Matthew Edward Megargel                              --                                    --
   Partner

James Nelson Mordy                                   --                                    --
   Partner

Diane Carol Nordin                 Wellington Global Administrator,        Sr. Vice President
   Partner                            Ltd.
                                   Wellington Hedge Management,            Sr. Vice President
                                      Inc.
                                   Wellington Trust Company, NA            Vice President & Director
                                   Wellington Management                   Director
                                      International Ltd.
                                   Wellington International                Director
                                      Management Company Pte Ltd

Stephen T. O'Brien                                   --                                    --
   Partner

Andrew S. Offit                                      --                                    --
   Partner

Edward Paul Owens                  Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Saul Joseph Pannell                Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Thomas Louis Pappas                                  --                                    --
   Partner

Jonathan Martin Payson             Wellington Trust Company, NA            President, Chairman of the Board,
   Partner                                                                   Director

Philip H. Perelmuter                                 --                                    --
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Robert Douglas Rands               Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

James Albert Rullo                                   --                                    --
   Partner

John Robert Ryan                   Wellington Hedge Management,            Director
   Managing Partner                   Inc.

Joseph Harold Schwartz                               --                                    --
   Partner

James H. Shakin                                      --                                    --
   Partner

Theodore Shasta                    Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Andrew J. Shilling                                   --                                    --
   Partner

Binkley Calhoun Shorts                               --                                    --
   Partner

Scott E. Simpson                   Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Trond Skramstad                                      --                                    --
   Partner

Stephen Albert Soderberg                             --                                    --
   Partner

Eric Stromquist                    Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Brendan James Swords               Wellington Global Administrator,        President
   Partner                            Ltd.
                                   Wellington Global Holdings, Ltd.        President
                                   Wellington Hedge Management,            President
                                      Inc.
                                   Wellington Management                   President
                                      Global Holdings, Ltd.

Harriett Tee Taggart                                 --                                    --
   Partner

Frank L. Teixeira                                    --                                    --
   Partner

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Perry Marques Traquina             Wellington Trust Company, NA            Vice President & Director
   Partner
                                   Wellington Management                   Director and Chairman of the
                                      International Ltd                      Board
                                   Wellington International                Director and Chairman of the
                                      Management Company Pte Ltd             Board

Nilesh P. Undavia                  Wellington Global Holdings, Ltd.        Sr. Vice President
   Partner

Clare Villari                                        --                                    --
   Partner

Kim Williams                                         --                                    --
   Partner

Itsuki Yamashita                   Wellington International                Sr. Managing Director
   Partner                            Management Company Pte Ltd.

WELLS CAPITAL MANAGEMENT, INC.

     Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Robert W. Bissell                  Wells Fargo Bank, N.A.                  Executive Vice President
   President, Chief Executive
   Officer and Director

Patricia R. Callahan               Wells Fargo Bank, N.A.                  Executive Vice President
   Executive Vice President

J. Mari Casas                      Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

Kirk D. Hartman                                      --                                    --
   Executive Vice President
   and Chief Investment Officer

Amru A. Khan                       Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

Thomas M. O'Malley                 Wells Fargo Bank, N.A.                  Senior Vice President
   Executive Vice President

James Paulsen                                        --                                    --
   Executive Vice President
   and Chief Investment
   Strategist

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
William L. Timoney                                   --                                    --
   Executive Vice President

Richard D. Levy                    Wells Fargo Bank, N.A.                  Senior Vice President
   Senior Vice President

Karen L. Norton                                      --                                    --
   Senior Vice President and
   Chief Administrative and
   Operation Officer

David O'Keefe                                        --                                    --
   Senior Vice President and
   Chief Financial Officer

Monica Poon                                          --                                    --
   Senior Vice President and
   Chief Compliance Officer

Sallie C. Squire                                     --                                    --
   Senior Vice President and
   Director of Professional
   and Corporate Development

William C. Stevens                                   --                                    --
   Senior Vice President and
   Chief Fixed Income Officer

Lisa M. Bernard                    Wells Fargo & Company                   Manager
   Vice President

Heidi M. Dzieweczynski             Wells Fargo Bank, N.A.                  Vice President
   Vice President

James E. Hanson                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

James A. Horton                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

John M. Lande                      Wells Fargo Bank, N.A.                  Vice President
   Vice President

Karen B. Martin                    Wells Fargo Bank, N.A.                  Vice President
   Vice President

Roger J. Saucerman                 Wells Fargo Bank, N.A.                  Vice President
   Vice President

Thomas J. Schneider                Wells Fargo Bank, N.A.                  Vice President
   Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
Robert S. Singley                  Wells Fargo Bank, N.A.                  Vice President and Secretary
   Vice President and
   Secretary

Rachelle M. Graham                 Wells Fargo Bank, N.A.                  Assistant Secretary
   Assistant Secretary

Susan H. Lane                      Wells Fargo & Company                   Assistant Secretary to various
   Assistant Secretary                                                       Wells Fargo affiliates

David A. Hoyt                      Wells Fargo Bank, N.A.                  Vice Chairman
   Director

WESTERN ASSET MANAGEMENT COMPANY

     Western Asset Management Company ("Western") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105. Western is an investment adviser registered under the Advisers Act.

        NAME AND POSITION
     WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  -----------------------------------------
James W. Hirschmann                Pacific American Income Shares          President
   President and Chief             Western Asset Funds                     President
   Executive Officer               Western Asset Premier Bond              President
                                      Fund
                                   Western Asset Management                Director
                                      Company Limited

Timothy C. Scheve                  Legg Mason, Inc.                        Senior Executive Vice President
   Non Employee Director

Edward A. Taber                    Legg Mason, Inc.                        Senior Executive Vice President
   Non Employee Director

Bruce D. Alberts                                     --                                    --
   Chief Financial Officer

Gavin L. James                     Western Asset Funds                     Vice President
   Director of Global Client
   Services

S. Kenneth Leech                   Western Asset Premier Bond              Vice President
   Chief Investment Officer           Fund
                                   Pacific American Income Shares          Vice President
                                   Western Asset Funds                     Vice President

Stephen A. Walsh                   Western Asset Funds                     Vice President
   Deputy Chief Investment
   Officer

Gregory B. McShea                                    --                                    --
   Head of Compliance

ITEM 27. PRINCIPAL UNDERWRITERS:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         STI Classic Funds                                    May 29, 1992
         The Arbor Fund                                       January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         STI Classic Variable Trust                           August 18, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         HighMark Funds                                       February 15, 1997
         Armada Funds                                         March 8, 1997
         Expedition Funds                                     June 9, 1997
         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         The Armada Advantage Fund                            May 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         iShares Inc.                                         January 28, 2000
         iShares Trust                                        April 25, 2000
         Pitcairn Funds                                       August 1, 2000
         First Focus Funds, Inc.                              October 1, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         The MDL Funds                                        January 24, 2001
         Causeway Capital Management Trust                    September 20, 2001


     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
------------------------------   ----------------------------------------------------   --------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                      --
Mark J. Held                     President & Chief Operating Officer                               --
Robert M. Silvestri              Chief Financial Officer & Treasurer                               --
Carl A. Guarino                  Director, Executive Vice President                                --
Edward D. Loughlin               Director, Executive Vice President                     President,
                                                                                          Chief Executive
                                                                                          Officer
Jack May                         Senior Vice President                                             --
Kevin P. Robins                  Senior Vice President                                             --
Wayne M. Withrow                 Senior Vice President                                             --
Patrick K. Walsh                 Senior Vice President                                             --
Timothy D. Barto                 Vice President & Assistant Secretary                   Vice President &
                                                                                          Secretary
Robert Crudup                    Vice President                                                    --
Richard A. Deak                  Vice President & Assistant Secretary                              --
Scott W. Dellorfano              Vice President & Managing Director                                --
Barbara Doyne                    Vice President                                                    --
Jeff Drennen                     Vice President                                                    --
Scott C. Fanatico                Vice President                                                    --
Michael Farrell                  Vice President                                                    --
Vic Galef                        Vice President                                                    --
Steven A. Gardner                Vice President                                                    --
Lydia A. Gavalis                 Vice President & Assistant Secretary                              --
Greg Gettinger                   Vice President & Assistant Secretary                              --
Sherry K. Vetterlein             Vice President & Assistant Secretary                   Vice President &
                                                                                          Assistant Secretary
Kathy Heilig                     Vice President                                                    --
Bridget Jensen                   Vice President                                                    --
John Krzeminski                  Vice President                                                    --
Karen LaTourette                 Secretary                                                         --
Paul Lonergan                    Vice President                                                    --
Ellen Marquis                    Vice President                                                    --
Carolyn McLaurin                 Vice President & Managing Director                                --
Christine M. McCullough          Vice President & Assistant Secretary                   Vice President and
                                                                                          Assistant Secretary
Roseanne Miller                  Vice President & Assistant Secretary                              --
John C. Munch                    Vice President & Assistant Secretary                   Vice President &
                                                                                          Assistant Secretary

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
------------------------------   ----------------------------------------------------   --------------------------
Joanne Nelson                    Vice President                                                    --
Rob Redican                      Vice President                                                    --
Maria Rinehart                   Vice President                                                    --
Steve Smith                      Vice President                                                    --
Kathryn L. Stanton               Vice President                                                    --
Lori L. White                    Vice President & Assistant Secretary                              --
William E. Zitelli, Jr.          Vice President & Assistant Secretary                   Vice President and
                                                                                          Assistant Secretary


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
     (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:


             Wachovia Bank N.A. (formerly First Union National Bank)

             Broad and Chestnut Streets
             P.O. Box 7618
             Philadelphia, PA 19101

             State Street Bank and Trust Company
             225 Franklin Street
             Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
     (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

             SEI Investments Fund Management
             Oaks, PA 19456

         (c) With respect to Rules 31a-1(b)(5),(6),(9) and 10 and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

             Alliance Capital Management L.P.
             1345 Avenue of the Americas
             New York, New York 10105

             Analytic Investors
             700 South Flower, Suite 2400
             Los Angeles, California 90017

             Aronson+Johnson+Ortiz, LP
             230 South Broad Street
             Twentieth Floor
             Philadelphia, Pennsylvania 19102

             Artisan Partners Limited Partnership
             1000 N. Water Street, Suite 1770
             (After 11/15/03: 875 E. Wisconsin Avenue, Suite 800)
             Milwaukee, Wisconsin 53202

             Barclays Global Fund Advisors
             45 Fremont Street
             San Francisco, California 94105

             BlackRock Advisors, Inc.
             40 East 52nd Street
             New York, New York 10022

             The Boston Company Asset Management
             One Boston Place
             Boston, Massachusetts 02108

             Capital Guardian Trust Company
             333 South Hope Street,
             55th Floor
             Los Angeles, California 90071

             Citigroup Asset Management Ltd.
             Citigroup Centre
             Canada Square
             Canary Wharf, London E14 5LB, England

             David J. Greene & Company, LLC
             599 Lexington Avenue
             New York, New York 10022

             Delaware Management Business Trust
             One Commerce Square
             2005 Market Street
             Philadelphia, Pennsylvania 19103

             Emerging Markets Management, L.L.C.
             1001 Nineteenth Street North
             17th Floor
             Arlington, Virginia 22209-1722

             Enhanced Investment Technologies, LLC
             2401 P.G.A. Boulevard
             Suite 100
             Palm Beach Gardens, Florida 33410

             Fischer Francis Trees & Watts, Inc.
             200 Park Avenue, 46th Floor
             New York, New York 10166

             Fisher Investments, Inc.
             13100 Skyline Blvd.
             Woodside, California 94062

             Franklin Portfolio Associates, LLC
             Two International Place
             22nd Floor
             Boston, Massachusetts 02110

             Goldman Sachs Asset Management, L.P.
             32 Old Slip
             New York, New York 10005

             Lee Munder Investments, Ltd.
             200 Clarendon Street, 28th Floor
             Boston, Massachusetts 02116

             LSV Asset Management
             1 N. Wacker Drive
             Chicago, Illinois 60606

             Martingale Asset Management, L.P.
             222 Berkeley Street
             Boston, Massachusetts 02116

             Mazama Capital Management, Inc.
             One Southwest Columbia Street
             Suite 1500
             Portland, Oregon 97258

             McKinley Capital Management Inc.
             3301 C Street
             Suite 500
             Anchorage, Alaska 99503

             Metropolitan West Asset Management Inc.
             11766 Wilshire Boulevard, Suite 1580
             Los Angeles, California 90025

             Montag & Caldwell, Inc.
             3455 Peachtree Rd. NE Ste 1200
             Atlanta, Georgia 30326-3248

             Morgan Stanley Investment Management Inc.
             1221 Avenue of the Americas
             New York, New York 10020

             Nicholas-Applegate Capital Management
             600 West Broadway, Suite 2900
             San Diego, California 92101

             Nomura Corporate Research and Asset Management Inc.
             2 World Financial Center
             Building B
             New York, New York 10281-1198

             Peregrine Capital Management Inc.
             800 LaSalle Avenue, Suite 1850
             Minneapolis, Minnesota 55402

             Prudential Investment Management, Inc.
             Gateway Center 2
             McCarter Highway & Market Street
             Newark, New Jersey 07102

             RS Investments
             388 Market Street
             Suite 200
             San Francisco, California 94111

             Sanford C. Bernstein & Co., LLC
             767 Fifth Avenue
             New York, New York 10153

             Security Capital Research &
             Management Incorporated
             11 South LaSalle Street, 2nd Floor
             Chicago, Illinois 60603

             SEI Investments Management Corporation
             One Freedom Valley Drive
             Oaks, Pennsylvania 19456

             Shenkman Capital Management, Inc.
             461 Fifth Avenue
             New York, New York 10017

             Transamerica Investment Management, LLC
             1150 S. Olive Street, 27th Floor
             Los Angeles, California 90015

             Wellington Management Company, LLP
             75 State Street
             Boston, Massachusetts 02109

             Wells Capital Management, Inc.
             525 Market Street, 10th Floor
             San Francisco, California 94105

             Western Asset Management Company
             117 East Colorado Boulevard, 6th Floor
             Pasadena, California 91105

ITEM 29. MANAGEMENT SERVICES:

     None.

ITEM 30. UNDERTAKINGS:

     None.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 14 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of November, 2003.


                                  SEI INSTITUTIONAL INVESTMENTS TRUST

                                  BY:          /s/ EDWARD D. LOUGHLIN
                                      ------------------------------------------
                                                 Edward D. Loughlin
                                         PRESIDENT & CHIEF EXECUTIVE OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                     *                       Trustee                        November 14, 2003
------------------------------------------
            Rosemarie B. Greco

                     *                       Trustee                        November 14, 2003
------------------------------------------
             William M. Doran

                     *                       Trustee                        November 14, 2003
------------------------------------------
             F. Wendell Gooch

                     *                       Trustee                        November 14, 2003
------------------------------------------
          George J. Sullivan, Jr.


                     *                       Trustee                        November 14, 2003
------------------------------------------
              James M. Storey

                     *                       Trustee                        November 14, 2003
------------------------------------------
             Robert A. Nesher

                     *                       Trustee                        November 14, 2003
------------------------------------------
               Nina Lesavoy

          /s/ EDWARD D. LOUGHLIN             President & Chief              November 14, 2003
------------------------------------------     Executive Officer
            Edward D. Loughlin


          /s/ PEDRO A. RODRIGUEZ             Controller & Chief Financial   November 14, 2003
------------------------------------------     Officer
            Pedro A. Rodriguez


*By:      /s/ EDWARD D. LOUGHLIN
     -------------------------------------
            Edward D. Loughlin,
             ATTORNEY-IN-FACT

                                  EXHIBIT INDEX


  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(a)            Registrant's Declaration of Trust is incorporated herein
                        by reference to Exhibit (1) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with
                        the Securities and Exchange Commission ("SEC") on March
                        10, 1995.

EX-99.B(b)            Amended By-Laws, dated February 20, 2001, are herein
                        incorporated by reference to Exhibit (b)(3) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.

EX-99.B(c)            Not Applicable.

EX-99.B(d)(1)         Investment Advisory Agreement between the Trust and SEI
                        Investments Management Corporation ("SIMC") (formerly
                        "SEI Financial Management Corporation") as previously
                        filed with Registrant's Pre-Effective Amendment No. 2 on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        June 7, 1996 is herein incorporated by reference to
                        Exhibit (5)(a) of Post-Effective Amendment No. 2, filed
                        with the SEC on September 29, 1997.

EX-99.B(d)(2)         Form of Schedule B to the Investment Advisory Agreement
                        between the Trust and SIMC, adding the Large Cap
                        Disciplined Equity and Small/Mid Cap Equity Funds is
                        filed herewith.

EX-99.B(d)(3)         Investment Sub-Advisory Agreement between SIMC and
                        BlackRock Financial Management, Inc. with respect to the
                        Core Fixed Income Fund as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26,
                        1996 is herein incorporated by reference to Exhibit
                        (5)(g) of Post-Effective Amendment No. 2, filed with the
                        SEC on September 29, 1997.

EX-99.B(d)(4)         Investment Sub-Advisory Agreement between SIMC and LSV
                        Asset Management with respect to the Trust's Large Cap
                        and Small Cap Funds as previously filed with
                        Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26,
                        1996 is herein incorporated by reference to Exhibit
                        (5)(k) of Post-Effective Amendment No. 2, filed with the
                        SEC on September 29, 1997.

EX-99.B(d)(5)         Investment Sub-Advisory Agreement between SIMC and Western
                        Asset Management Company with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File No.
                        33-58041), filed with the SEC on April 26, 1996 is
                        herein incorporated by reference to Exhibit (5)(u) of
                        Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

EX-99.B(d)(6)         Schedule B dated January 1, 1997 to the Trust's
                        Sub-Advisory Agreement dated June 14, 1996 between SIMC
                        and LSV Asset Management with respect to the Large Cap
                        and Small Cap Value Funds is incorporated by reference
                        to Exhibit (5)(ee) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with
                        the SEC on September 29, 1997.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(7)         Investment Sub-Advisory Agreement between SIMC and RS
                        Investments with respect to the Small Cap Fund is herein
                        incorporated by reference to Exhibit (5)(hh) of
                        Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041),
                        filed with the SEC on September 25, 1998.

EX-99.B(d)(8)         Investment Sub-Advisory Agreement between SIMC and Capital
                        Guardian Trust Company with respect to the International
                        Equity Fund is herein incorporated by reference to
                        Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.

EX-99.B(d)(9)         Assignment and Assumption Agreement dated June 26, 2002
                        and Consent dated June 28, 2002 between SIMC and
                        BlackRock Advisors, Inc. is herein incorporated by
                        reference to Exhibit (d)(12) of Post-Effective Amendment
                        No. 10 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2002.

EX-99.B(d)(10)        Investment Sub-Advisory Agreement between SIMC and Artisan
                        Partners Limited Partnership with respect to the Small
                        Cap Fund is herein incorporated by reference to Exhibit
                        (d)(43) of Post-Effective Amendment No. 4 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 16, 1999.

EX-99.B(d)(11)        Investment Sub-Advisory Agreement between SIMC and Nomura
                        Corporate Research and Asset Management Inc. with
                        respect to the High Yield Bond Fund is herein
                        incorporated by reference to Exhibit (d)(45) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.

EX-99.B(d)(12)        Investment Sub-Advisory Agreement between SIMC and
                        Security Capital Research & Management Incorporated with
                        respect to the Small Cap Fund is herein incorporated by
                        reference to Exhibit (d)(46) of Post-Effective Amendment
                        No. 5 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        28, 1999.

EX-99.B(d)(13)        Investment Sub-Advisory Agreement between SIMC and The
                        Boston Company Asset Management with respect to the
                        Emerging Markets Equity Fund is herein incorporated by
                        reference to Exhibit (d)(47) of Post-Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        27, 2000.

EX-99.B(d)(14)        Investment Sub-Advisory Agreement between SIMC and
                        McKinley Capital Management Inc. with respect to the
                        Small Cap Fund is herein incorporated by reference to
                        Exhibit (d)(52) of Post-Effective Amendment No. 6 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 27, 2000.

EX-99.B(d)(15)        Investment Sub-Advisory Agreement between SIMC and David
                        J. Greene & Company, LLC with respect to the Small Cap
                        Fund is herein incorporated by reference to Exhibit
                        (d)(53) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(16)        Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Investment Management Inc. with respect to the
                        International Equity Fund is herein incorporated by
                        reference to Exhibit (d)(56) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        28, 2001.

EX-99.B(d)(17)        Investment Sub-Advisory Agreement between SIMC and
                        Peregrine Capital Management Inc. with respect to the
                        Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(57) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.

EX-99.B(d)(18)        Investment Sub-Advisory Agreement between SIMC and Sanford
                        C. Bernstein & Co., LLC, as revised October 2, 2000,
                        with respect to the Large Cap and Large Cap Value Funds
                        is herein incorporated by reference to Exhibit (d)(58)
                        of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.

EX-99.B(d)(19)        Investment Sub-Advisory Agreement between SIMC and
                        Shenkman Capital Management, Inc. with respect to the
                        High Yield Bond Fund is herein incorporated by reference
                        to Exhibit (d)(59) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.

EX-99.B(d)(20)        Investment Sub-Advisory Agreement between SIMC and
                        Transamerica Investment Management, LLC with respect to
                        the Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(61) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.

EX-99.B(d)(21)        Investment Sub-Advisory Agreement dated March 19, 2002
                        between SIMC and Barclays Global Fund Advisors, with
                        respect to the Large Cap Index, Large Cap Value Index,
                        and Large Cap Growth Index Funds, is herein incorporated
                        by reference to Exhibit (d)(62) of Post-Effective
                        Amendment No. 9 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041) filed with the SEC on
                        March 29, 2002.

EX-99.B(d)(22)        Investment Sub-Advisory Agreement dated March 12, 2002
                        between SIMC and Montag & Caldwell Inc., with respect to
                        the Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(63) of
                        Post-Effective Amendment No. 9 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58401)
                        filed with the SEC on March 29, 2002.

EX-99.B(d)(23)        Investment Sub-Advisory Agreement dated March 14, 2002
                        between SIMC and Wellington Management Company, LLP,
                        with respect to the Small Cap Growth Fund, is herein
                        incorporated by reference to Exhibit (d)(64) of
                        Post-Effective Amendment No. 9 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on March 29, 2002.

EX-99.B(d)(24)        Investment Sub-Advisory Agreement between SIMC and Mazama
                        Capital Management, Inc. dated December 13, 1999 with
                        respect to the Small Cap Fund is herein incorporated by
                        reference to Exhibit (d)(36) of Post-Effective Amendment
                        No. 10 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2002.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(25)        Investment Sub-Advisory Agreement between SIMC and
                        Metropolitan West Asset Management LLC dated June 26,
                        2002 with respect to the Core Fixed Income Fund is
                        herein incorporated by reference to Exhibit (d)(37) of
                        Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2002.

EX-99.B(d)(26)        Form of Investment Sub-Advisory Agreement between SIMC and
                        Fischer Francis Trees & Watts, Inc. with respect to the
                        International Fixed Income Fund is herein incorporated
                        by reference to Exhibit (d)(38) of Post-Effective
                        Amendment No. 10 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041) filed with the SEC on
                        September 30, 2002.

EX-99.B(d)(27)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Montag & Caldwell, Inc. is herein incorporated
                        by reference to Exhibit (d)(39) of Post-Effective
                        Amendment No. 10 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-58041) filed with the SEC on
                        September 30, 2002.

EX-99.B(d)(28)        Investment Sub-Advisory Agreement between SIMC and Lee
                        Munder Investments, Ltd. with respect to the Small Cap
                        Fund is herein incorporated by reference to Exhibit
                        (d)(36) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on May 16, 2003.

EX-99.B(d)(29)        Investment Sub-Advisory Agreement between SIMC and
                        Martingale Asset Management with respect to the Small
                        Cap Fund is herein incorporated by reference to Exhibit
                        (d)(37) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on May 16, 2003.

EX-99.B(d)(30)        Investment Sub-Advisory Agreement between SIMC and Goldman
                        Sachs Asset Management, L.P. with respect to the Large
                        Cap and Large Cap Growth Funds is herein incorporated by
                        reference to Exhibit (d)(38) of Post-Effective Amendment
                        No. 11 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on May 16,
                        2003.

EX-99.B(d)(31)        Investment Sub-Advisory Agreement between SIMC and
                        Emerging Markets Management, L.L.C. with respect to the
                        Emerging Markets Equity Fund is herein incorporated by
                        reference to Exhibit (d)(39) of Post-Effective Amendment
                        No. 11 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on May 16,
                        2003.

EX-99.B(d)(32)        Investment Sub-Advisory Agreement between SIMC and
                        McKinley Capital Management, Inc. with respect to the
                        Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(40) of
                        Post-Effective Amendment No. 11 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on May 16, 2003.

EX-99.B(d)(33)        Form of Investment Sub-Advisory Agreement between SIMC and
                        LSV Asset Management with respect to the Large Cap Value
                        Fund is herein incorporated by reference to Exhibit
                        (d)(41) of Post-Effective Amendment No. 11 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on May 16, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(34)        Investment Sub-Advisory Agreement between SIMC and
                        Alliance Capital Management L.P. with respect to the
                        Emerging Markets Equity Fund is herein incorporated by
                        reference to Exhibit (d)(42) of Post-Effective Amendment
                        No. 11 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on May 16,
                        2003.

EX-99.B(d)(35)        Form of Investment Sub-Advisory Agreement between SIMC and
                        Nicholas-Applegate Capital Management with respect to
                        the High Yield Bond Fund is herein incorporated by
                        reference to Exhibit (d)(44) of Post-Effective Amendment
                        No. 11 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on May 16,
                        2003.

EX-99.B(d)(36)        Investment Sub-Advisory Agreement between SIMC and
                        Aronson+Johnson+Ortiz, LP with respect to the Large Cap
                        and Large Cap Value Funds is herein incorporated by
                        reference to Exhibit (d)(36) of Post-Effective Amendment
                        No. 12 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on July 29,
                        2003.

EX-99.B(d)(37)        Investment Sub-Advisory Agreement between SIMC and
                        Franklin Portfolio Associates, LLC with respect to the
                        Large Cap and Large Cap Value Funds is herein
                        incorporated by reference to Exhibit (d)(37) of
                        Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 29, 2003.

EX-99.B(d)(38)        Investment Sub-Advisory Agreement between SIMC and
                        Barclays Global Fund Advisors with respect to the Large
                        Cap Disciplined Equity Fund is herein incorporated by
                        reference to Exhibit (d)(38) of Post-Effective Amendment
                        No. 12 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on July 29,
                        2003.

EX-99.B(d)(39)        Investment Sub-Advisory Agreement between SIMC and
                        Enhanced Investment Technologies, LLC with respect to
                        the Large Cap Disciplined Equity Fund is herein
                        incorporated by reference to Exhibit (d)(38) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(40)        Investment Sub-Advisory Agreement between SIMC and
                        Analytic Investors, Inc. with respect to the Large Cap
                        Disciplined Equity Fund is herein incorporated by
                        reference to Exhibit (d)(40) of Post-Effective Amendment
                        No. 12 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on July 29,
                        2003.

EX-99.B(d)(41)        Investment Sub-Advisory Agreement between SIMC and
                        Prudential Investment Management, Inc. with respect to
                        the Large Cap Disciplined Equity Fund is herein
                        incorporated by reference to Exhibit (d)(41) of
                        Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 29, 2003.

EX-99.B(d)(42)        Investment Sub-Advisory Agreement between SIMC and
                        Delaware Management Company, a series of Delaware
                        Management Business Trust with respect to the Small Cap
                        and Small/Mid Cap Equity Funds is herein incorporated by
                        reference to Exhibit (d)(42) of Post-Effective Amendment
                        No. 12 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on July 29,
                        2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(43)        Investment Sub-Advisory Agreement between SIMC and Mazama
                        Capital Management, Inc. with respect to the Small/Mid
                        Cap Equity Fund is herein incorporated by reference to
                        Exhibit (d)(43) of Post-Effective Amendment No. 12 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 29, 2003.

EX-99.B(d)(44)        Investment Sub-Advisory Agreement between SIMC and
                        Security Capital Research & Management Incorporated with
                        respect to the Small/Mid Cap Equity Fund is herein
                        incorporated by reference to Exhibit (d)(45) of
                        Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 29, 2003.

EX-99.B(d)(45)        Investment Sub-Advisory Agreement between SIMC and
                        BlackRock Advisors, Inc. with respect to the Small Cap
                        and Small/Mid Cap Equity Funds is herein incorporated by
                        reference to Exhibit (d)(46) of Post-Effective Amendment
                        No. 12 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on July 29,
                        2003.

EX-99.B(d)(46)        Investment Sub-Advisory Agreement between SIMC and Fisher
                        Investments, Inc. with respect to the International
                        Equity Fund is herein incorporated by reference to
                        Exhibit (d)(47) of Post-Effective Amendment No. 12 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 29, 2003.

EX-99.B(d)(47)        Investment Sub-Advisory Agreement between SIMC and
                        Alliance Capital Management, L.P. with respect to the
                        International Equity Fund is herein incorporated by
                        reference to Exhibit (d)(48) of Post-Effective Amendment
                        No. 12 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on July 29,
                        2003.

EX-99.B(d)(48)        Investment Sub-Advisory Agreement between SIMC and
                        McKinley Capital Management, Inc. with respect to the
                        International Equity Fund is herein incorporated by
                        reference to Exhibit (d)(49) of Post-Effective Amendment
                        No. 12 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on July 29,
                        2003.

EX-99.B(d)(49)        Form of Investment Sub-Advisory Agreement between SIMC and
                        Artisan Partners Limited Partnership with respect to the
                        Small/Mid Cap Equity Fund is herein incorporated by
                        reference to Exhibit (d)(48) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(50)        Investment Sub-Advisory Agreement between SIMC and
                        Citigroup Asset Management Limited with respect to the
                        Emerging Markets Equity Fund is filed herewith.

EX-99.B(d)(51)        Form of Investment Sub-Advisory Agreement between SIMC and
                        Lee Munder Investments, Ltd. with respect to the
                        Small/Mid Cap Equity Fund is herein incorporated by
                        reference to Exhibit (d)(50) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(52)        Form of Investment Sub-Advisory Agreement between SIMC and
                        LSV Asset Management with respect to the Small/Mid Cap
                        Equity Fund is herein incorporated by reference to
                        Exhibit (d)(51) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

EX-99.B(d)(53)        Form of Schedules A and B to the Investment Sub-Advisory
                        Agreement between SIMC and Martingale Asset Management,
                        L.P. with respect to the Small Cap and Small/Mid Cap
                        Equity Funds is herein incorporated by reference to
                        Exhibit (d)(52) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

EX-99.B(d)(54)        Form of Investment Sub-Advisory Agreement between SIMC
                        and Wellington Management Company LLP with respect to
                        the Small/Mid Cap Equity Fund is herein incorporated by
                        reference to Exhibit (d)(53) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(55)        Investment Sub-Advisory Agreement between SIMC and Wells
                        Capital Management, Inc. with respect to the Core Fixed
                        Income Fund is filed herewith.

EX-99.B(d)(56)        Assumption Agreement dated March 28, 2003 between Goldman,
                        Sachs & Co. and Goldman Sachs Asset Management, L.P.
                        with respect to the Large Cap and the Large Cap Growth
                        Funds is herein incorporated by reference to Exhibit
                        (d)(55) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

EX-99.B(d)(57)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Alliance Capital Management, L.P. with respect
                        to the Emerging Markets Equity Fund is herein
                        incorporated by reference to Exhibit (d)(56) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(58)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Artisan Partners Limited Partnership with
                        respect to the Small Cap Fund is herein incorporated by
                        reference to Exhibit (d)(57) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(59)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Barclays Global Fund Advisors with respect to
                        the Large Cap Index, Large Cap Value Index, and Large
                        Cap Growth Index Funds is herein incorporated by
                        reference to Exhibit (d)(58) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(60)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and BlackRock Advisors, Inc. with respect to the
                        Core Fixed Income Fund is herein incorporated by
                        reference to Exhibit (d)(59) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(61)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and The Boston Company Asset Management with
                        respect to the Emerging Markets Equity Fund is herein
                        incorporated by reference to Exhibit (d)(60) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(62)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Capital Guardian Trust Company with respect to
                        the International Equity Fund is herein incorporated by
                        reference to Exhibit (d)(61) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(63)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and David J. Green and Company, LLC with respect to
                        the Small Cap Fund is herein incorporated by reference
                        to Exhibit (d)(62) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

EX-99.B(d)(64)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Emerging Markets Management, L.L.C. with
                        respect to the Emerging Markets Equity Fund is herein
                        incorporated by reference to Exhibit (d)(63) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(65)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Goldman Sachs Asset Management with respect to
                        the Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(64) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(66)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Lee Munder Investments, Ltd. with respect to
                        the Small Cap Fund is herein incorporated by reference
                        to Exhibit (d)(65) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

EX-99.B(d)(67)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and LSV Asset Management with respect to the Large
                        Cap, Large Cap Value and Small Cap Funds is herein
                        incorporated by reference to Exhibit (d)(66) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(68)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Martingale Asset Management, L.P. with respect
                        to the Small Cap Fund is herein incorporated by
                        reference to Exhibit (d)(67) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(69)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Mazama Capital Management, L.P. with respect to
                        the Small Cap Fund is herein incorporated by reference
                        to Exhibit (d)(68) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(d)(70)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and McKinley Capital Management with respect to the
                        Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(69) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(71)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and McKinley Capital Management with respect to the
                        Small Cap Fund is herein incorporated by reference to
                        Exhibit (d)(70) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

EX-99.B(d)(72)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Metropolitan West Asset Management with respect
                        to the Core Fixed Income Fund is herein incorporated by
                        reference to Exhibit (d)(71) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(73)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Montag & Caldwell, Inc. with respect to the
                        Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(72) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(74)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Morgan Stanley Investment Management Inc. with
                        respect to the International Equity Fund is herein
                        incorporated by reference to Exhibit (d)(73) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(75)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Nicholas-Applegate Capital Management with
                        respect to the High Yield Bond Fund is herein
                        incorporated by reference to Exhibit (d)(74) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(76)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Nomura Corporate Research and Asset Management
                        Inc. with respect to the High Yield Bond Fund is herein
                        incorporated by reference to Exhibit (d)(75) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(77)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Peregrine Capital Management, Inc. with respect
                        to the Large Cap and Large Cap Growth Funds is herein
                        incorporated by reference to Exhibit (d)(76) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(78)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and RS Investment Management, L.P. with regard to
                        the Small Cap Fund is herein incorporated by reference
                        to Exhibit (d)(77) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
------------------  ------------------------------------------------------------
EX-99.B(d)(79)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Sanford C. Bernstein & Co., LLC with respect to
                        the Large Cap and Large Cap Value Funds is herein
                        incorporated by reference to Exhibit (d)(78) of Post
                        Effective Amendment No. 13 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041) filed with
                        the SEC on September 30, 2003.

EX-99.B(d)(80)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Security Capital Research & Management
                        Incorporated with respect to the Small Cap Fund is
                        herein incorporated by reference to Exhibit (d)(79) of
                        Post Effective Amendment No. 13 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2003.

EX-99.B(d)(81)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Shenkman Capital Management, Inc. with respect
                        to the High Yield Bond Fund is herein incorporated by
                        reference to Exhibit (d)(80) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(82)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Transamerica Investment Management, LLC with
                        respect to the Large Cap and Large Cap Growth Funds is
                        herein incorporated by reference to Exhibit (d)(81) of
                        Post Effective Amendment No. 13 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2003.

EX-99.B(d)(83)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Wellington Management Company, LLP with respect
                        to the Small Cap Fund is herein incorporated by
                        reference to Exhibit (d)(82) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(84)        Amendment to Investment Sub-Advisory Agreement between
                        SIMC and Western Asset Management Company with respect
                        to the Core Fixed Income Fund is herein incorporated by
                        reference to Exhibit (d)(83) of Post Effective Amendment
                        No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-58041) filed with the SEC on September
                        30, 2003.

EX-99.B(d)(85)        Schedule C to Investment Sub-Advisory Agreement between
                        SIMC and LSV Asset Management with respect to the Large
                        Cap, Large Cap Value, and Small Cap Funds is filed
                        herewith.

EX-99.B(e)(1)         Amended and Restated Distribution Agreement between the
                        Trust and SEI Investments Distribution Co. dated
                        September 16, 2002 is herein incorporated by reference
                        to Exhibit (e) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.

EX-99.B(e)(2)         Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co., as amended
                        June 30, 2003, is filed herewith.

EX-99.B(f)          Not Applicable.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(g)(1)         Custodian Agreement between the Trust and First Union
                        National Bank, N.A.with respect to the Trust's Large
                        Cap, Small Cap, Core Fixed Income and High Yield Bond
                        Funds as previously filed with Registrant's
                        Pre-Effective Amendment No. 2 on Form N-1A (File No.
                        33-58041), filed with the SEC on June 7, 1996 is herein
                        incorporated by reference to Exhibit (8) of
                        Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

EX-99.B(g)(2)         Custodian Agreement between the Trust and State Street
                        Bank and Trust Company is incorporated by reference to
                        Exhibit (8)(a) of Post-Effective Amendment No. 2 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 29, 1997.

EX-99.B(h)(1)         Amended and Restated Administration and Transfer Agency
                        Agreement between the Trust and SEI Investments Fund
                        Management dated September 16, 2002 is herein
                        incorporated by reference to Exhibit (h)(1) of
                        Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2002.

EX-99.B(h)(2)         Form of Administrative Services Plan and Agreement between the Trust and the Distributor relating to the Class T
                        Shares is herein incorporated by reference to Exhibit
                        (h)(2) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.

EX-99.B(h)(3)         Form of Amended Shareholder Service Plan and Agreement
                        between the Trust and the Distributor relating to the
                        Class T Shares is herein incorporated by reference to
                        Exhibit (h)(3) of Post-Effective Amendment No. 10 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2002.

EX-99.B(h)(4)         Schedule C to the Administration and Transfer Agency
                        Agreement between the Trust and SEI Investments Fund
                        Management, as amended June 30, 2003, is filed
                        herewith.

EX-99.B(i)            Opinion and Consent of Counsel to be filed by later
                        amendment.

EX-99.B(j)            Consent of Independent Accountants to be filed by later
                        amendment.

EX-99.B(k)            Not Applicable.

EX-99.B(l)            Not Applicable.

EX-99.B(m)            Not Applicable.

EX-99.B(n)            Amended and Restated Rule 18f-3 Plan dated November 14,
                        2001, as approved September 16, 2002, is herein
                        incorporated by reference to Exhibit (n) of
                        Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2002.

EX-99.B(o)            Not Applicable.

EX-99.B(p)(1)         The Code of Ethics for SEI Investments Company dated
                        December 2001 is incorporated by reference to Exhibit
                        (p)(2) of Post-Effective Amendment No. 50 of SEI Tax
                        Exempt Trust's Registration Statement on Form N-1A (File
                        Nos. 2-76990 and 811-3447), filed with the SEC on
                        December 30, 2002 (Accession #0001047469-02-008648).

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(p)(2)         The Code of Ethics for SEI Institutional Investments Trust
                        dated March 20, 2000 is herein incorporated by reference
                        to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                        SEI Institutional Managed Trust's Registration Statement
                        on Form N-1A (File Nos. 811-4878 and 33-9504), filed
                        with the SEC on July 3, 2000 (Accession
                        #0000912057-00-030741).

EX-99.B(p)(3)         The Code of Ethics dated 2003 for Alliance Capital
                        Management, L.P. is herein incorporated by reference to
                        Exhibit (p)(3) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

EX-99.B(p)(4)         The Code of Ethics dated 2003 for Artisan Partners Limited
                        Partnership is herein incorporated by reference to
                        Exhibit (p)(3) of Post-Effective Amendment No. 39 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504) filed with
                        the SEC on August 29, 2003.

EX-99.B(p)(5)         The Code of Ethics for Barclays Global Fund Advisors is
                        herein incorporated by reference to Exhibit (p)(42) of
                        Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A filed with the SEC
                        on March 29, 2002.

EX-99.B(p)(6)         The Code of Ethics for BlackRock Advisors, Inc. is herein
                        incorporated by reference to Exhibit (p)(6) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File Nos. 811-4878 and 33-9504), filed with the SEC on
                        July 3, 2000 (Accession #0000912057-00-030741).

EX-99.B(p)(7)         The Code of Ethics for The Boston Company Asset Management
                        is herein incorporated by reference to Exhibit (p)(8) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.

EX-99.B(p)(8)         The Code of Ethics for Capital Guardian Trust Company is
                        herein incorporated by reference to Exhibit (p)(5) of
                        Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on June 30,
                        2000.

EX-99.B(p)(9)         The Code of Ethics for Citigroup Asset Management Limited
                        is herein incorporated by reference to Exhibit (p)(9) of
                        Post Effective Amendment No. 13 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2003.

EX-99.B(p)(10)        The Code of Ethics for David J. Greene and Company, LLC is
                        herein incorporated by reference to Exhibit (p)(24) of
                        Post-Effective Amendment No. 34 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File No. 33-9504), filed with the SEC on July 14, 2000
                        (Accession #0000912057-00-032065).

EX-99.B(p)(11)        The Code of Ethics for Emerging Markets Management, L.L.C.
                        is herein incorporated by reference to Exhibit (p)(33)
                        of Post-Effective Amendment No. 5 of SEI Insurance
                        Products Trust's Registration Statement on Form N-1A
                        (File No. 333-70013), filed with the SEC on April 30,
                        2003.

EX-99.B(p)(12)        Code of Ethics for Fischer Francis Trees & Watts, Inc.
                        dated 2003 is herein incorporated by reference to
                        Exhibit (p)(12) of Post Effective Amendment No. 13 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 30, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(p)(13)        The Code of Ethics for Goldman Sachs Asset Management,
                        L.P. is herein incorporated by reference to Exhibit
                        (p)(34) of SEI Insurance Products Trust's Registration
                        Statement on Form N-1A (File Nos. 333-70013 and
                        811-09183) filed with the SEC on April 30, 2003.

EX-99.B(p)(14)        The Code of Ethics for Lee Munder Investments, Ltd. is
                        herein incorporated by reference to Exhibit (p)(35) of
                        SEI Insurance Products Trust's Registration Statement on
                        Form N-1A (File Nos. 333-70013 and 811-09183) filed with
                        the SEC on April 30, 2003.

EX-99.B(p)(15)        The Code of Ethics for LSV Asset Management, L.P. is
                        herein incorporated by reference to Exhibit (p)(9) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File Nos. 811-4878 and 33-9504), filed with the SEC on
                        July 3, 2000 (Accession #0000912057-00-030741).

EX-99.B(p)(16)        The Code of Ethics for Martingale Asset Management, L.P.
                        is herein incorporated by reference to Exhibit (p)(39)
                        of SEI Insurance Products Trust's Registration Statement
                        on Form N-1A (File Nos. 333-70013 and 811-09183) filed
                        with the SEC on April 30, 2003.

EX-99.B(p)(17)        The Code of Ethics for Mazama Capital Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(11) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File Nos. 811-4878 and 33-9504) filed with the SEC on
                        July 3, 2000 (Accession #0000912057-00-030741).

EX-99.B(p)(18)        The Code of Ethics for McKinley Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(19) of
                        Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 27, 2000.

EX-99.B(p)(19)        Code of Ethics for Metropolitan West Asset Management LLC
                        is herein incorporated by reference to Exhibit (p)(21)
                        of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2002.

EX-99.B(p)(20)        The Code of Ethics for Montag & Caldwell Inc. dated 2003
                        is herein incorporated by reference to Exhibit (p)(20)
                        of Post Effective Amendment No. 13 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2003.

EX-99.B(p)(21)        The Code of Ethics, for Morgan Stanley Investment
                        Management Inc. is herein incorporated by reference to
                        Exhibit (p)(20) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.

EX-99.B(p)(22)        The Code of Ethics dated 2003 for Nicholas-Applegate
                        Capital Management is herein incorporated by reference
                        to Exhibit (p)(15) of Post-Effective Amendment No. 39 of
                        SEI Institutional Managed Trust's Registration Statement
                        on Form N-1A (File Nos. 811-4878 and 33-9504), filed
                        with the SEC on August 29, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(p)(23)        The Code of Ethics for Nomura Corporate Resesarch & Asset
                        Management Inc. is herein incorporated by reference to
                        Exhibit (p)(14) of Post-Effective Amendment No. 33 of
                        SEI Institutional Managed Trust's Registration Statement
                        on Form N-1A (File Nos. 811-4878 and 33-9504), filed
                        with the SEC on July 3, 2000 (Accession
                        #0000912057-00-030741).

EX-99.B(p)(24)        The Code of Ethics for Peregrine Capital Management Inc.
                        is herein incorporated by reference to Exhibit (p)(30)
                        of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File No. 33-9504), filed with the SEC on January 29,
                        2001 (Accession #0000912057-01-003276).

EX-99.B(p)(25)        The Code of Ethics for RS Investments is herein
                        incorporated by reference to Exhibit (p)(16) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File Nos. 811-4878 and 33-9504), filed with the SEC on
                        July 3, 2000 (Accession #0000912057-00-030741).

EX-99.B(p)(26)        The Code of Ethics for Sanford Bernstein & Co., LLC is
                        herein incorporated by reference to Exhibit (p)(17) of
                        Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File Nos. 811-4878 and 33-9504), filed with the SEC on
                        July 3, 2000 (Accession #0000912057-00-030741).

EX-99.B(p)(27)        The Code of Ethics dated 2003 for Security Capital
                        Research & Management Incorporated is herein
                        incorporated by reference to Exhibit (p)(21) of
                        Post-Effective Amendment No. 39 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A
                        (File Nos. 811-4878 and 33-9504), filed with the SEC on
                        August 29, 2003.

EX-99.B(p)(28)        The Code of Ethics for Shenkman Capital Management is
                        herein incorporated by reference to Exhibit (p)(39) of
                        Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 28, 2001.

EX-99.B(p)(29)        The Code of Ethics dated 2003 for Transamerica Investment
                        Management, LLC is herein incorporated by reference to
                        Exhibit (p)(23) of Post-Effective Amendment No. 39 to
                        SEI Institutional Managed Trust's Registration Statement
                        on Form N-1A (File Nos. 811-4878 and 33-9504) filed with
                        the SEC on August 29, 2003.

EX-99.B(p)(30)        The Code of Ethics for Wellington Management Company, LLP
                        incorporated by reference to Exhibit (p)(3) of
                        Post-Effective Amendment No. 43 to SEI Daily Income
                        Trust's Registration Statement (File Nos. 2-77048 and
                        811-03451) on Form N-1A, filed with the SEC on January
                        19, 2001.

EX-99.B(p)(31)        The Code of Ethics for Wells Capital Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(31) of
                        Post Effective Amendment No. 13 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on September 30, 2003.

EX-99.B(p)(32)        The Code of Ethics dated 2003 for Western Asset Management
                        Company is herein incorporated by reference to Exhibit
                        (p)(25) of Post-Effective Amendment No. 39 to SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504) filed with
                        the SEC on August 29, 2003.

  EXHIBIT NUMBER                              DESCRIPTION
-------------------   ----------------------------------------------------------
EX-99.B(p)(33)        The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(32) of
                        Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 29, 2003.

EX-99.B(p)(34)        The Code of Ethics for Franklin Portfolio Associates, LLC
                        is herein incorporated by reference to Exhibit (p)(33)
                        of Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 29, 2003.

EX-99.B(p)(35)        The Code of Ethics for Enhanced Investment Technologies,
                        LLC is herein incorporated by reference to Exhibit
                        (p)(34) of Post-Effective Amendment No. 12 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 29, 2003.

EX-99.B(p)(36)        The Code of Ethics for Analytic Investors, Inc. is herein
                        incorporated by reference to Exhibit (p)(35) of
                        Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 29, 2003.

EX-99.B(p)(37)        The Code of Ethics for Prudential Investment Management,
                        Inc. is herein incorporated by reference to Exhibit
                        (p)(36) of Post-Effective Amendment No. 12 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 29, 2003.

EX-99.B(p)(38)        The Code of Ethics for Delaware Management Company, a
                        series of Delaware Management Business Trust is herein
                        incorporated by reference to Exhibit (p)(37) of
                        Post-Effective Amendment No. 12 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041)
                        filed with the SEC on July 29, 2003.

EX-99.B(p)(39)        The Code of Ethics for Fisher Investments, Inc. dated 2003 is filed herewith.

EX-99.B(q)            Powers of Attorney for Robert A. Nesher, William M. Doran,
                        George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                        Greco, Pedro A. Rodriguez, Nina Lesavoy, James M. Storey
                        and Edward D. Loughlin are herein incorporated by
                        reference to Exhibit (q) of Post-Effective Amendment No.
                        40 to SEI Institutional Managed Trust's Registration
                        Statement on Form N-1A (File No. 33-9504) filed with the
                        SEC on November 12, 2003.